UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	Tailored Shareholder Report

Westwood Quality Value Fund

Institutional Shares (WHGLX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.62%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$325,000
$280,000
$235,000
$190,000
$145,000
$100,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality Value Fund - Institutional Shares - $237,959
Russell 1000® Value Index - $233,918
Russell 3000® Total Return Index - $322,976

	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$104,001	$100,530	$104,490
Oct-2016	$106,083	$106,934	$108,923
Oct-2017	$129,421	$125,948	$135,043
Oct-2018	$137,572	$129,770	$143,950
Oct-2019	$155,771	$144,321	$163,368
Oct-2020	$146,257	$133,403	$179,947
Oct-2021	$202,998	$191,776	$258,943
Oct-2022	$194,118	$178,357	$216,171
Oct-2023	$193,125	$178,596	$234,287
Oct-2024	$237,959	$233,918	$322,976

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	23.22%	8.84%	9.06%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$213,198,404
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$898,333
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 18.7%
Financials 16.8%
Industrials 13.9%
Health Care 12.1%
Utilities 8.3%
Consumer Staples 7.4%
Consumer Discretionary 7.1%
Energy 5.4%
Real Estate 4.2%
Communications 3.1%
Materials 2.0%
Money Market 1.0%

Value	Value
Money Market	1.0%
Materials	2.0%
Communications	3.1%
Real Estate	4.2%
Energy	5.4%
Consumer Discretionary	7.1%
Consumer Staples	7.4%
Utilities	8.3%
Health Care	12.1%
Industrials	13.9%
Financials	16.8%
Technology	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality Value Fund - Institutional Shares (WHGLX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGLX

Westwood Quality Value Fund

A Class Shares (WWLAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$89	0.80%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality Value Fund - A Class Shares - $22,563
Russell 1000® Value Index - $23,392
Russell 3000® Total Return Index - $32,298

	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Oct-2014	$9,702	$10,000	$10,000
Oct-2015	$10,064	$10,053	$10,449
Oct-2016	$10,240	$10,693	$10,892
Oct-2017	$12,475	$12,595	$13,504
Oct-2018	$13,225	$12,977	$14,395
Oct-2019	$14,934	$14,432	$16,337
Oct-2020	$13,990	$13,340	$17,995
Oct-2021	$19,371	$19,178	$25,894
Oct-2022	$18,471	$17,836	$21,617
Oct-2023	$18,333	$17,860	$23,429
Oct-2024	$22,563	$23,392	$32,298

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	23.07%	8.60%	8.81%
With Load*	19.39%	7.94%	8.48%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$213,198,404
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$898,333
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market	1.0%
Materials	2.0%
Communications	3.1%
Real Estate	4.2%
Energy	5.4%
Consumer Discretionary	7.1%
Consumer Staples	7.4%
Utilities	8.3%
Health Care	12.1%
Industrials	13.9%
Financials	16.8%
Technology	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality Value Fund - A Class Shares (WWLAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWLAX

Westwood Quality Value Fund

C Class Shares (WWLCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$172	1.55%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality Value Fund - C Class Shares - $18,193
Russell 1000® Value Index - $20,883
Russell 3000® Total Return Index - $23,402

	Westwood Quality Value Fund - C Class Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Mar-2020	$10,000	$10,000	$10,000
Oct-2020	$11,603	$11,910	$13,039
Oct-2021	$15,978	$17,121	$18,763
Oct-2022	$15,122	$15,923	$15,663
Oct-2023	$14,896	$15,944	$16,976
Oct-2024	$18,193	$20,883	$23,402

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (March 31, 2020)
Westwood Quality Value Fund - C Class Shares
Without CDSC	22.14%	13.94%
With CDSC	21.14%	13.94%
Russell 1000® Value Index	30.98%	17.42%
Russell 3000® Total Return Index	37.86%	20.37%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$213,198,404
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$898,333
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market	1.0%
Materials	2.0%
Communications	3.1%
Real Estate	4.2%
Energy	5.4%
Consumer Discretionary	7.1%
Consumer Staples	7.4%
Utilities	8.3%
Health Care	12.1%
Industrials	13.9%
Financials	16.8%
Technology	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality Value Fund - C Class Shares (WWLCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWLCX

Westwood Quality Value Fund

Ultra Shares (WHGQX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$61	0.55%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,435,000
$1,335,000
$1,235,000
$1,135,000
$1,035,000
$935,000
Nov-2022
Oct-2023
Oct-2024
Westwood Quality Value Fund - Ultra Shares - $1,152,683
Russell 1000® Value Index - $1,234,378
Russell 3000® Total Return Index - $1,419,959

	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$935,845	$942,444	$1,030,037
Oct-2024	$1,152,683	$1,234,378	$1,419,959

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	23.17%	7.69%
Russell 1000® Value Index	30.98%	11.61%
Russell 3000® Total Return Index	37.86%	20.06%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$213,198,404
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$898,333
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market	1.0%
Materials	2.0%
Communications	3.1%
Real Estate	4.2%
Energy	5.4%
Consumer Discretionary	7.1%
Consumer Staples	7.4%
Utilities	8.3%
Health Care	12.1%
Industrials	13.9%
Financials	16.8%
Technology	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality Value Fund - Ultra Shares (WHGQX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGQX

Westwood Quality MidCap Fund

Institutional Shares (WWMCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.69%

How did the Fund perform during the reporting period?

In a rousing year for equity investors, the Westwood Quality MidCap Fund delivered attractive absolute performance but trailed its benchmark.

Stocks were supported by strong economic growth, moderating inflation and relatively stable employment. Value strategies, however, lagged the broader market as the “Magnificent 7” — high-performing large-cap growth stocks concentrated in tech — gained ground, propelled by projected benefits from AI adoption and commercialization.

Our top-performing sectors were Materials, Financials and Industrials, also our top three sector weights. Our returns in the Industrials sector were driven in part by resurgent defense spending and increased home construction. The weakest-performing sector was Energy, though our positions gained ground for the year; three exploration and production companies declined during the period.

Two financial firms were among our top three holdings. Insurer American International Group (AIG) was our top holding; the company is a good illustration of our philosophy of quality and value, as a new management team has a strong operational plan to improve margins, while the Street is largely unaware of the improvements. Investment bank Piper Sandler Companies (PIPR) is another example of a company undergoing change that is not fully recognized by the market, as the company is tilting toward higher-margin advisory business and away from asset management.

We increased our allocation to Summit Materials (SUM) during the period, as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions. Defense contractor CACI International (CACI) was also among our top holdings, as the Department of Defense emphasizes cyberwar capabilities and global threats increase. Senior living REIT Ventas Inc. (VTR) stands to benefit as an aging population needs their inventory of senior housing, skilled nursing facilities, hospitals and medical offices.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Nov-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality MidCap Fund - Institutional Shares - $126,046
Russell 3000® Total Return Index - $126,657
Russell Midcap® Value Index - $119,744

	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Total Return Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Oct-2022	$96,400	$84,773	$92,640
Oct-2023	$97,641	$91,877	$89,339
Oct-2024	$126,046	$126,657	$119,744

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	29.09%	8.26%
Russell 3000® Total Return Index	37.86%	8.44%
Russell Midcap® Value Index	34.03%	6.37%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-midcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,991,483
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$0
  Portfolio Turnover56%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 13.8%
Materials 13.6%
Financials 13.3%
Industrials 12.4%
Real Estate 9.8%
Consumer Staples 8.5%
Utilities 8.3%
Health Care 6.9%
Consumer Discretionary 6.7%
Energy 5.5%
Money Market 1.2%

Value	Value
Money Market	1.2%
Energy	5.5%
Consumer Discretionary	6.7%
Health Care	6.9%
Utilities	8.3%
Consumer Staples	8.5%
Real Estate	9.8%
Industrials	12.4%
Financials	13.3%
Materials	13.6%
Technology	13.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American International Group, Inc.	2.6%
Summit Materials, Inc. - Class A	2.3%
Piper Sandler Companies	2.2%
CACI International, Inc. - Class A	2.2%
CMS Energy Corporation	2.1%
Cooper Companies, Inc. (The)	2.1%
Ventas, Inc.	2.1%
Evergy, Inc.	2.1%
O'Reilly Automotive, Inc.	2.1%
Crown Holdings, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality MidCap Fund - Institutional Shares (WWMCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-midcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWMCX

Westwood Quality SMidCap Fund

Institutional Shares (WHGMX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.90%

How did the Fund perform during the reporting period?

In a stirring year for equity investors, the Westwood Quality SMidCap Fund gained nearly 30%; however, the strategy also trailed its benchmark.

Resilient economic growth, a tempering of inflation and steady labor market conditions provided a foundation for stock market strength. Despite the market’s strength, value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

Performance was driven by the Financials and Consumer Discretionary sectors, primarily from banks and specialty retailers. Our Energy allocation provided negative returns, as falling oil prices impacted exploration and production companies.

We increased our allocation to Financials, as interest rates stabilized and banks improved profit margins. We also increased our allocation to Information Technology. We reduced our position in Materials, as a couple of positions graduated out of the portfolio, and in Consumer Discretionary, where we ended the period with more positions but a reduced allocation.

Among our top holdings, financial firms are heavily represented. Investment banker Piper Sandler Companies (PIPR) is shifting from asset management to the higher-margin advisory business. Cullen/Frost Bankers (CFR), Wintrust Financial Corp. (WTFC) and Glacier Bancorp (GBCI) are each community banks that have gained market share through acquisitions, managed costs and improved their net interest income.

We increased our allocation to Summit Materials (SUM) during the period, as the company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Finally, we added to our position in Kratos Defense & Security Solutions (KTOS). The defense contractor makes unmanned combat vehicles (drones) as well as ground systems for satellites and space vehicles; it’s well-positioned to benefit from increased defense spending on next-generation munitions.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SMidCap Fund - Institutional Shares - $207,658
Russell 2500® Value Index - $213,210
Russell 3000® Total Return Index - $322,976

	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$100,139	$98,940	$104,490
Oct-2016	$99,056	$106,633	$108,923
Oct-2017	$118,698	$127,926	$135,043
Oct-2018	$118,300	$128,274	$143,950
Oct-2019	$129,492	$136,093	$163,368
Oct-2020	$122,508	$119,878	$179,947
Oct-2021	$175,006	$189,580	$258,943
Oct-2022	$158,128	$169,377	$216,171
Oct-2023	$160,369	$161,010	$234,287
Oct-2024	$207,658	$213,210	$322,976

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	29.49%	9.91%	7.58%
Russell 2500® Value Index	32.42%	9.39%	7.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$104,235,884
  Number of Portfolio Holdings66
  Advisory Fee (net of waivers)$1,312,138
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 20.0%
Financials 17.8%
Real Estate 10.6%
Materials 10.5%
Health Care 8.3%
Technology 8.3%
Consumer Discretionary 6.4%
Energy 6.2%
Utilities 4.4%
Consumer Staples 4.0%
Communications 3.0%
Money Market 0.9%
Liabilities in Excess of Other Assets -0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market	0.9%
Communications	3.0%
Consumer Staples	4.0%
Utilities	4.4%
Energy	6.2%
Consumer Discretionary	6.4%
Technology	8.3%
Health Care	8.3%
Materials	10.5%
Real Estate	10.6%
Financials	17.8%
Industrials	20.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Summit Materials, Inc. - Class A	2.6%
IDACORP, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Wintrust Financial Corporation	2.2%
XPO, Inc.	2.2%
Piper Sandler Companies	2.2%
COPT Defense Properties	2.1%
Glacier Bancorp, Inc.	2.1%
Kratos Defense & Security Solutions, Inc.	2.1%
Rambus, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SMidCap Fund - Institutional Shares (WHGMX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGMX

Westwood Quality SMidCap Fund

Ultra Shares (WWSMX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$80	0.70%

How did the Fund perform during the reporting period?

In a stirring year for equity investors, the Westwood Quality SMidCap Fund gained nearly 30%; however, the strategy also trailed its benchmark.

Resilient economic growth, a tempering of inflation and steady labor market conditions provided a foundation for stock market strength. Despite the market’s strength, value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

Performance was driven by the Financials and Consumer Discretionary sectors, primarily from banks and specialty retailers. Our Energy allocation provided negative returns, as falling oil prices impacted exploration and production companies.

We increased our allocation to Financials, as interest rates stabilized and banks improved profit margins. We also increased our allocation to Information Technology. We reduced our position in Materials, as a couple of positions graduated out of the portfolio, and in Consumer Discretionary, where we ended the period with more positions but a reduced allocation.

Among our top holdings, financial firms are heavily represented. Investment banker Piper Sandler Companies (PIPR) is shifting from asset management to the higher-margin advisory business. Cullen/Frost Bankers (CFR), Wintrust Financial Corp. (WTFC) and Glacier Bancorp (GBCI) are each community banks that have gained market share through acquisitions, managed costs and improved their net interest income.

We increased our allocation to Summit Materials (SUM) during the period, as the company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Finally, we added to our position in Kratos Defense & Security Solutions (KTOS). The defense contractor makes unmanned combat vehicles (drones) as well as ground systems for satellites and space vehicles; it’s well-positioned to benefit from increased defense spending on next-generation munitions.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,850,000
$1,680,000
$1,510,000
$1,340,000
$1,170,000
$1,000,000
Jul-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SMidCap Fund - Ultra Shares - $1,786,899
Russell 2500® Value Index - $1,828,162
Russell 3000® Total Return Index - $1,814,745

	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Total Return Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,045,455	$1,027,886	$1,011,091
Oct-2021	$1,497,011	$1,625,548	$1,454,952
Oct-2022	$1,356,077	$1,452,319	$1,214,627
Oct-2023	$1,376,925	$1,380,575	$1,316,414
Oct-2024	$1,786,899	$1,828,162	$1,814,745

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	29.77%	14.63%
Russell 2500® Value Index	32.42%	15.24%
Russell 3000® Total Return Index	37.86%	15.05%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$104,235,884
  Number of Portfolio Holdings66
  Advisory Fee (net of waivers)$1,312,138
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market	0.9%
Communications	3.0%
Consumer Staples	4.0%
Utilities	4.4%
Energy	6.2%
Consumer Discretionary	6.4%
Technology	8.3%
Health Care	8.3%
Materials	10.5%
Real Estate	10.6%
Financials	17.8%
Industrials	20.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Summit Materials, Inc. - Class A	2.6%
IDACORP, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Wintrust Financial Corporation	2.2%
XPO, Inc.	2.2%
Piper Sandler Companies	2.2%
COPT Defense Properties	2.1%
Glacier Bancorp, Inc.	2.1%
Kratos Defense & Security Solutions, Inc.	2.1%
Rambus, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SMidCap Fund - Ultra Shares (WWSMX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWSMX

Westwood Quality SmallCap Fund

Institutional Class Shares (WHGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.90%

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SmallCap Fund - Institutional Shares - $210,210
Russell 2000® Total Return Index - $214,603
Russell 2000® Value Index - $202,802
Russell 3000® Total Return Index - $322,976

	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$99,129	$100,336	$97,122	$104,490
Oct-2016	$105,469	$104,463	$105,680	$108,923
Oct-2017	$136,806	$133,554	$131,898	$135,043
Oct-2018	$133,691	$136,029	$131,119	$143,950
Oct-2019	$145,261	$142,701	$135,340	$163,368
Oct-2020	$125,069	$142,505	$116,500	$179,947
Oct-2021	$191,443	$214,900	$191,407	$258,943
Oct-2022	$172,155	$175,055	$170,874	$216,171
Oct-2023	$170,574	$160,062	$153,907	$234,287
Oct-2024	$210,210	$214,603	$202,802	$322,976

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	23.24%	7.67%	7.71%
Russell 2000® Total Return Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,099,507,855
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$8,427,209
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 24.1%
Industrials 15.8%
Real Estate 11.2%
Consumer Discretionary 10.1%
Energy 8.3%
Materials 8.2%
Health Care 7.3%
Technology 6.7%
Utilities 4.1%
Consumer Staples 2.9%
Communications 1.0%
Money Market 0.6%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.9%
Utilities	4.1%
Technology	6.7%
Health Care	7.3%
Materials	8.2%
Energy	8.3%
Consumer Discretionary	10.1%
Real Estate	11.2%
Industrials	15.8%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SmallCap Fund - Institutional Shares (WHGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGSX

Westwood Quality SmallCap Fund

A Class Shares (WHGAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$104	1.04%

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SmallCap Fund - A Class Shares - $14,859
Russell 2000® Total Return Index - $15,997
Russell 2000® Value Index - $16,340
Russell 3000® Total Return Index - $20,709

	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Oct-2019	$10,335	$10,637	$10,905	$10,475
Oct-2020	$8,884	$10,623	$9,387	$11,538
Oct-2021	$13,584	$16,019	$15,422	$16,603
Oct-2022	$12,205	$13,049	$13,768	$13,861
Oct-2023	$12,079	$11,931	$12,401	$15,022
Oct-2024	$14,859	$15,997	$16,340	$20,709

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	23.02%	7.53%	8.84%
With Load*	18.10%	6.66%	7.98%
Russell 2000® Total Return Index	34.07%	8.50%	9.53%
Russell 2000® Value Index	31.77%	8.42%	9.99%
Russell 3000® Total Return Index	37.86%	14.60%	15.15%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,099,507,855
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$8,427,209
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.9%
Utilities	4.1%
Technology	6.7%
Health Care	7.3%
Materials	8.2%
Energy	8.3%
Consumer Discretionary	10.1%
Real Estate	11.2%
Industrials	15.8%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SmallCap Fund - A Class Shares (WHGAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGAX

Westwood Quality SmallCap Fund

C Class Shares (WHGCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$179	1.79%

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SmallCap Fund - C Class Shares - $14,915
Russell 2000® Total Return Index - $15,997
Russell 2000® Value Index - $16,340
Russell 3000® Total Return Index - $20,709

	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,760	$10,637	$10,905	$10,475
Oct-2020	$9,182	$10,623	$9,387	$11,538
Oct-2021	$13,946	$16,019	$15,422	$16,603
Oct-2022	$12,433	$13,049	$13,768	$13,861
Oct-2023	$12,213	$11,931	$12,401	$15,022
Oct-2024	$14,915	$15,997	$16,340	$20,709

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	22.12%	6.75%	8.06%
With CDSC	21.12%	6.75%	8.06%
Russell 2000® Total Return Index	34.07%	8.50%	9.53%
Russell 2000® Value Index	31.77%	8.42%	9.99%
Russell 3000® Total Return Index	37.86%	14.60%	15.15%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,099,507,855
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$8,427,209
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.9%
Utilities	4.1%
Technology	6.7%
Health Care	7.3%
Materials	8.2%
Energy	8.3%
Consumer Discretionary	10.1%
Real Estate	11.2%
Industrials	15.8%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SmallCap Fund - C Class Shares (WHGCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGCX

Westwood Quality SmallCap Fund

Ultra Shares (WWSYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$79	0.79%

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,350,000
$2,080,000
$1,810,000
$1,540,000
$1,270,000
$1,000,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality SmallCap Fund - Ultra Shares - $2,086,790
Russell 2000® Total Return Index - $2,023,373
Russell 2000® Value Index - $2,198,729
Russell 3000® Total Return Index - $2,340,235

	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,234,642	$1,343,605	$1,263,060	$1,303,870
Oct-2021	$1,892,643	$2,026,172	$2,075,187	$1,876,258
Oct-2022	$1,705,007	$1,650,500	$1,852,574	$1,566,342
Oct-2023	$1,690,889	$1,509,137	$1,668,618	$1,697,604
Oct-2024	$2,086,790	$2,023,373	$2,198,729	$2,340,235

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	23.41%	17.40%
Russell 2000® Total Return Index	34.07%	16.61%
Russell 2000® Value Index	31.77%	18.74%
Russell 3000® Total Return Index	37.86%	20.37%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,099,507,855
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$8,427,209
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.9%
Utilities	4.1%
Technology	6.7%
Health Care	7.3%
Materials	8.2%
Energy	8.3%
Consumer Discretionary	10.1%
Real Estate	11.2%
Industrials	15.8%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality SmallCap Fund - Ultra Shares (WWSYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWSYX

Westwood Quality AllCap Fund

Institutional Shares (WQAIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.53%

How did the Fund perform during the reporting period?

During the reporting period, the Westwood Quality AllCap Value Fund participated in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation and relatively stable employment.

Value investing took a backseat during the period as the “Magnificent 7” — a group of top-performing, large-cap growth stocks primarily in the technology sector — surged, fueled by expected gains from advances in artificial intelligence (AI).

The top-performing sectors for the period were Financials, Communication Services and Information Technology. Insurance companies and banks were among the prominent performers in the portfolio; within Communication Services and Information Technology, we benefited from several companies developing AI solutions within their core offerings.

The Consumer Staples sector detracted from performance, while Energy and Health Care also lagged. One position in Consumer Staples caused much of the trouble; we sold the position after an expected turnaround never materialized. Energy stocks struggled as the price of oil declined, while a medical device maker and a pharmaceutical company struggled within Health Care.

Our top two holdings were large banks; Wells Fargo & Co. (WFC) and Bank of America (BAC) have high-quality deposit bases and management teams focused on managing costs. We increased our position in pharmaceutical company Johnson & Johnson (JNJ), which we believe is well-positioned to gain after resolving some overhanging legal issues.

Both Alphabet Inc. (GOOGL) and Microsoft Corp. (MSFT) are poised to gain from implementation of AI into their key products; Google has seen use of its Gemini product surge this year, while Microsoft is adding its CoPilot product to their Office 365 software suite. We increased our allocation to Summit Materials (SUM) as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$135,000
$125,000
$115,000
$105,000
$95,000
$85,000
Sep-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality AllCap Fund - Institutional Shares - $127,045
Russell 3000® Total Return Index - $133,164
Russell 3000® Value Index - $126,984

	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Total Return Index	Russell 3000® Value Index
Sep-2021	$100,000	$100,000	$100,000
Oct-2021	$105,900	$106,762	$104,993
Oct-2022	$100,752	$89,128	$97,383
Oct-2023	$102,324	$96,597	$96,919
Oct-2024	$127,045	$133,164	$126,984

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	24.16%	8.07%
Russell 3000® Total Return Index	37.86%	9.73%
Russell 3000® Value Index	31.02%	8.05%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$22,535,981
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$2,003
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.1%
Industrials 15.1%
Technology 14.8%
Health Care 13.1%
Energy 7.8%
Utilities 5.9%
Consumer Staples 5.8%
Real Estate 5.8%
Communications 4.7%
Consumer Discretionary 3.2%
Materials 2.4%
Money Market 1.3%

Value	Value
Money Market	1.3%
Materials	2.4%
Consumer Discretionary	3.2%
Communications	4.7%
Real Estate	5.8%
Consumer Staples	5.8%
Utilities	5.9%
Energy	7.8%
Health Care	13.1%
Technology	14.8%
Industrials	15.1%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	3.0%
Bank of America Corporation	3.0%
Johnson & Johnson	2.9%
UnitedHealth Group, Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Abbott Laboratories	2.5%
Microsoft Corporation	2.4%
Summit Materials, Inc. - Class A	2.4%
Salesforce, Inc.	2.3%
Danaher Corporation	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality AllCap Fund - Institutional Shares (WQAIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WQAIX

Westwood Quality AllCap Fund

Ultra Shares (WQAUX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$50	0.45%

How did the Fund perform during the reporting period?

During the reporting period, the Westwood Quality AllCap Value Fund participated in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation and relatively stable employment.

Value investing took a backseat during the period as the “Magnificent 7” — a group of top-performing, large-cap growth stocks primarily in the technology sector — surged, fueled by expected gains from advances in artificial intelligence (AI).

The top-performing sectors for the period were Financials, Communication Services and Information Technology. Insurance companies and banks were among the prominent performers in the portfolio; within Communication Services and Information Technology, we benefited from several companies developing AI solutions within their core offerings.

The Consumer Staples sector detracted from performance, while Energy and Health Care also lagged. One position in Consumer Staples caused much of the trouble; we sold the position after an expected turnaround never materialized. Energy stocks struggled as the price of oil declined, while a medical device maker and a pharmaceutical company struggled within Health Care.

Our top two holdings were large banks; Wells Fargo & Co. (WFC) and Bank of America (BAC) have high-quality deposit bases and management teams focused on managing costs. We increased our position in pharmaceutical company Johnson & Johnson (JNJ), which we believe is well-positioned to gain after resolving some overhanging legal issues.

Both Alphabet Inc. (GOOGL) and Microsoft Corp. (MSFT) are poised to gain from implementation of AI into their key products; Google has seen use of its Gemini product surge this year, while Microsoft is adding its CoPilot product to their Office 365 software suite. We increased our allocation to Summit Materials (SUM) as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,340,000
$1,250,000
$1,160,000
$1,070,000
$980,000
$890,000
Sep-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Quality AllCap Fund - Ultra Shares - $1,272,996
Russell 3000® Total Return Index - $1,331,635
Russell 3000® Value Index - $1,269,838

	Westwood Quality AllCap Fund - Ultra Shares	Russell 3000® Total Return Index	Russell 3000® Value Index
Sep-2021	$1,000,000	$1,000,000	$1,000,000
Oct-2021	$1,059,000	$1,067,624	$1,049,931
Oct-2022	$1,008,014	$891,277	$973,831
Oct-2023	$1,023,402	$965,967	$969,188
Oct-2024	$1,272,996	$1,331,635	$1,269,838

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	24.39%	8.14%
Russell 3000® Total Return Index	37.86%	9.73%
Russell 3000® Value Index	31.02%	8.05%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$22,535,981
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$2,003
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market	1.3%
Materials	2.4%
Consumer Discretionary	3.2%
Communications	4.7%
Real Estate	5.8%
Consumer Staples	5.8%
Utilities	5.9%
Energy	7.8%
Health Care	13.1%
Technology	14.8%
Industrials	15.1%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	3.0%
Bank of America Corporation	3.0%
Johnson & Johnson	2.9%
UnitedHealth Group, Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Abbott Laboratories	2.5%
Microsoft Corporation	2.4%
Summit Materials, Inc. - Class A	2.4%
Salesforce, Inc.	2.3%
Danaher Corporation	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Quality AllCap Fund - Ultra Shares (WQAUX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WQAUX

Westwood Income Opportunity Fund

Institutional Shares (WHGIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.83%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Income Opportunity Fund - Institutional Shares - $161,514
Bloomberg U.S. Aggregate Bond Ind
- $115,928
Russell 3000® Total Return Index - $322,976
S&P 500 Index - $339,505
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate - $182,713

	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Oct-2014	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2015	$99,278	$101,956	$104,490	$105,200	$103,485
Oct-2016	$102,409	$106,412	$108,923	$109,943	$108,184
Oct-2017	$112,630	$107,372	$135,043	$135,925	$118,499
Oct-2018	$113,801	$105,167	$143,950	$145,911	$120,598
Oct-2019	$126,304	$117,272	$163,368	$166,814	$136,360
Oct-2020	$132,106	$124,527	$179,947	$183,012	$147,605
Oct-2021	$154,843	$123,932	$258,943	$261,550	$170,281
Oct-2022	$131,670	$104,496	$216,171	$223,335	$144,838
Oct-2023	$134,762	$104,868	$234,287	$245,988	$151,066
Oct-2024	$161,514	$115,928	$322,976	$339,505	$182,713

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	19.85%	5.04%	4.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	6.03%	6.21%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$521,333,310
  Number of Portfolio Holdings130
  Advisory Fee $3,393,620
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.5%
Technology 11.9%
U.S. Government & Agencies 10.9%
Energy 8.4%
Real Estate 7.3%
Health Care 7.2%
Utilities 6.2%
Industrials 5.6%
Consumer Discretionary 5.2%
Exchange-Traded Funds 3.9%
Communications 3.5%
Consumer Staples 3.3%
Materials 2.7%
Collateralized Mortgage Obligations 2.6%
Money Market 0.3%
Other Assets in Excess of Liabilities 0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	0.3%
Collateralized Mortgage Obligations	2.6%
Materials	2.7%
Consumer Staples	3.3%
Communications	3.5%
Exchange-Traded Funds	3.9%
Consumer Discretionary	5.2%
Industrials	5.6%
Utilities	6.2%
Health Care	7.2%
Real Estate	7.3%
Energy	8.4%
U.S. Government & Agencies	10.9%
Technology	11.9%
Financials	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Income Opportunity Fund - Institutional Shares (WHGIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGIX

Westwood Income Opportunity Fund

A Class Shares (WWIAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$110	1.00%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Income Opportunity Fund - A Class Shares - $15,305
Bloomberg U.S. Aggregate Bond Ind - $11,593
Russell 3000® Total Return Index - $32,298
S&P 500 Index - $33,950
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate - $18,271

	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Oct-2014	$9,700	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,598	$10,196	$10,449	$10,520	$10,348
Oct-2016	$9,883	$10,641	$10,892	$10,994	$10,818
Oct-2017	$10,842	$10,737	$13,504	$13,593	$11,850
Oct-2018	$10,926	$10,517	$14,395	$14,591	$12,060
Oct-2019	$12,096	$11,727	$16,337	$16,681	$13,636
Oct-2020	$12,621	$12,453	$17,995	$18,301	$14,760
Oct-2021	$14,749	$12,393	$25,894	$26,155	$17,028
Oct-2022	$12,506	$10,450	$21,617	$22,334	$14,484
Oct-2023	$12,787	$10,487	$23,429	$24,599	$15,107
Oct-2024	$15,305	$11,593	$32,298	$33,950	$18,271

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares	19.68%	4.82%	4.67%
With Load*	16.13%	4.18%	4.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	6.03%	6.21%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$521,333,310
  Number of Portfolio Holdings130
  Advisory Fee $3,393,620
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	0.3%
Collateralized Mortgage Obligations	2.6%
Materials	2.7%
Consumer Staples	3.3%
Communications	3.5%
Exchange-Traded Funds	3.9%
Consumer Discretionary	5.2%
Industrials	5.6%
Utilities	6.2%
Health Care	7.2%
Real Estate	7.3%
Energy	8.4%
U.S. Government & Agencies	10.9%
Technology	11.9%
Financials	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Income Opportunity Fund - A Class Shares (WWIAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWIAX

Westwood Income Opportunity Fund

C Class Shares (WWICX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$191	1.75%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Income Opportunity Fund - C Class Shares - $12,329
Bloomberg U.S. Aggregate Bond Ind
- $9,844
Russell 3000® Total Return Index - $20,709
S&P 500 Index - $21,328
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate - $13,621

	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,123	$9,959	$10,475	$10,479	$10,165
Oct-2020	$10,479	$10,575	$11,538	$11,497	$11,004
Oct-2021	$12,159	$10,524	$16,603	$16,431	$12,694
Oct-2022	$10,243	$8,874	$13,861	$14,030	$10,797
Oct-2023	$10,386	$8,905	$15,022	$15,453	$11,262
Oct-2024	$12,329	$9,844	$20,709	$21,328	$13,621

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	18.71%	4.02%	4.14%
With CDSC	17.71%	4.02%	4.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	-0.30%
Russell 3000® Total Return Index	37.86%	14.60%	15.15%
S&P 500 Index	38.02%	15.27%	15.81%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	6.03%	6.14%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$521,333,310
  Number of Portfolio Holdings130
  Advisory Fee $3,393,620
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	0.3%
Collateralized Mortgage Obligations	2.6%
Materials	2.7%
Consumer Staples	3.3%
Communications	3.5%
Exchange-Traded Funds	3.9%
Consumer Discretionary	5.2%
Industrials	5.6%
Utilities	6.2%
Health Care	7.2%
Real Estate	7.3%
Energy	8.4%
U.S. Government & Agencies	10.9%
Technology	11.9%
Financials	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Income Opportunity Fund - C Class Shares (WWICX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWICX

Westwood Income Opportunity Fund

Ultra Shares (WHGOX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$82	0.75%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,440,000
$1,345,000
$1,250,000
$1,155,000
$1,060,000
$965,000
Nov-2022
Oct-2023
Oct-2024
Westwood Income Opportunity Fund - Ultra Shares - $1,169,078
Bloomberg U.S. Aggregate Bond Ind
- $1,070,048
Russell 3000® Total Return Index - $1,419,959
S&P 500 Index - $1,439,702
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate - $1,207,843

	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$975,331	$967,964	$1,030,037	$1,043,134	$998,636
Oct-2024	$1,169,078	$1,070,048	$1,419,959	$1,439,702	$1,207,843

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	19.86%	8.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.59%
Russell 3000® Total Return Index	37.86%	20.06%
S&P 500 Index	38.02%	20.93%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	11.27%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$521,333,310
  Number of Portfolio Holdings130
  Advisory Fee $3,393,620
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	0.3%
Collateralized Mortgage Obligations	2.6%
Materials	2.7%
Consumer Staples	3.3%
Communications	3.5%
Exchange-Traded Funds	3.9%
Consumer Discretionary	5.2%
Industrials	5.6%
Utilities	6.2%
Health Care	7.2%
Real Estate	7.3%
Energy	8.4%
U.S. Government & Agencies	10.9%
Technology	11.9%
Financials	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Income Opportunity Fund - Ultra Shares (WHGOX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGOX

Westwood Multi-Asset Income Fund

Institutional Shares (WHGHX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.88%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Multi-Asset Income Fund - Institutional Shares - $157,956
Bloomberg U.S. Aggregate Bond Inde
- $115,928
Russell 3000® Total Return Index - $322,976
S&P 500 Index - $339,505
Westwood -80%Bloom US Agg/20%S&P500TR - $146,175

	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2014	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2015	$98,167	$101,956	$104,490	$105,200	$102,774
Oct-2016	$102,830	$106,412	$108,923	$109,943	$107,373
Oct-2017	$108,254	$107,372	$135,043	$135,925	$112,897
Oct-2018	$110,334	$105,167	$143,950	$145,911	$112,750
Oct-2019	$117,233	$117,272	$163,368	$166,814	$126,684
Oct-2020	$125,606	$124,527	$179,947	$183,012	$135,957
Oct-2021	$145,317	$123,932	$258,943	$261,550	$145,752
Oct-2022	$127,326	$104,496	$216,171	$223,335	$123,511
Oct-2023	$132,769	$104,868	$234,287	$245,988	$126,390
Oct-2024	$157,956	$115,928	$322,976	$339,505	$146,175

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	18.97%	6.14%	4.68%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	2.90%	3.87%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$96,561,045
  Number of Portfolio Holdings136
  Advisory Fee (net of waivers)$650,199
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 13.7%
Real Estate 13.1%
Energy 10.9%
Industrials 10.8%
Communications 9.4%
Technology 8.5%
Consumer Discretionary 7.4%
U.S. Government & Agencies 5.8%
Utilities 4.3%
Health Care 3.7%
Materials 3.3%
Consumer Staples 3.0%
Exchange-Traded Funds 2.5%
Money Market 1.2%
Foreign Governments 0.7%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Foreign Governments	0.7%
Money Market	1.2%
Collateralized Mortgage Obligations	2.0%
Exchange-Traded Funds	2.5%
Consumer Staples	3.0%
Materials	3.3%
Health Care	3.7%
Utilities	4.3%
U.S. Government & Agencies	5.8%
Consumer Discretionary	7.4%
Technology	8.5%
Communications	9.4%
Industrials	10.8%
Energy	10.9%
Real Estate	13.1%
Financials	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.

Westwood Multi-Asset Income Fund - Institutional Shares (WHGHX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WHGHX

Westwood Multi-Asset Income Fund

A Class Shares (WSDAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$122	1.12%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Multi-Asset Income Fund - A Class Shares - $14,993
S&P 500 Index - $33,950
Westwood -80%Bloom US Agg/20%S&P500TR - $14,618
Russell 3000® Total Return Index - $32,298
Bloomberg U.S. Aggregate Bond Index - $11,593

	Westwood Multi-Asset Income Fund - A Class Shares	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR	Russell 3000® Total Return Index	Bloomberg U.S. Aggregate Bond Index
Oct-2014	$9,696	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,504	$10,520	$10,277	$10,449	$10,196
Oct-2016	$9,932	$10,994	$10,737	$10,892	$10,641
Oct-2017	$10,429	$13,593	$11,290	$13,504	$10,737
Oct-2018	$10,628	$14,591	$11,275	$14,395	$10,517
Oct-2019	$11,258	$16,681	$12,668	$16,337	$11,727
Oct-2020	$12,047	$18,301	$13,596	$17,995	$12,453
Oct-2021	$13,895	$26,155	$14,575	$25,894	$12,393
Oct-2022	$12,153	$22,334	$12,351	$21,617	$10,450
Oct-2023	$12,627	$24,599	$12,639	$23,429	$10,487
Oct-2024	$14,993	$33,950	$14,618	$32,298	$11,593

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	18.73%	5.90%	4.45%
With Load*	15.23%	5.25%	4.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	2.90%	3.87%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$96,561,045
  Number of Portfolio Holdings136
  Advisory Fee (net of waivers)$650,199
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Foreign Governments	0.7%
Money Market	1.2%
Collateralized Mortgage Obligations	2.0%
Exchange-Traded Funds	2.5%
Consumer Staples	3.0%
Materials	3.3%
Health Care	3.7%
Utilities	4.3%
U.S. Government & Agencies	5.8%
Consumer Discretionary	7.4%
Technology	8.5%
Communications	9.4%
Industrials	10.8%
Energy	10.9%
Real Estate	13.1%
Financials	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.

Westwood Multi-Asset Income Fund - A Class Shares (WSDAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WSDAX

Westwood Multi-Asset Income Fund

C Class Shares (WWHCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$204	1.87%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Multi-Asset Income Fund - C Class Shares - $14,484
Bloomberg U.S. Aggregate Bond Inde
- $9,595
Russell 3000® Total Return Index - $23,402
S&P 500 Index - $23,711
Westwood -80%Bloom US Agg/20%S&P500TR - $11,590

	Westwood Multi-Asset Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR
Mar-2020	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2020	$11,851	$10,307	$13,039	$12,782	$10,780
Oct-2021	$13,720	$10,258	$18,763	$18,267	$11,556
Oct-2022	$11,893	$8,649	$15,663	$15,598	$9,793
Oct-2023	$12,290	$8,680	$16,976	$17,180	$10,021
Oct-2024	$14,484	$9,595	$23,402	$23,711	$11,590

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (March 31, 2020)
Westwood Multi-Asset Income Fund - C Class Shares
Without CDSC	17.85%	8.41%
With CDSC	16.85%	8.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
Russell 3000® Total Return Index	37.86%	20.37%
S&P 500 Index	38.02%	20.71%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	3.18%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$96,561,045
  Number of Portfolio Holdings136
  Advisory Fee (net of waivers)$650,199
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Foreign Governments	0.7%
Money Market	1.2%
Collateralized Mortgage Obligations	2.0%
Exchange-Traded Funds	2.5%
Consumer Staples	3.0%
Materials	3.3%
Health Care	3.7%
Utilities	4.3%
U.S. Government & Agencies	5.8%
Consumer Discretionary	7.4%
Technology	8.5%
Communications	9.4%
Industrials	10.8%
Energy	10.9%
Real Estate	13.1%
Financials	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.

Westwood Multi-Asset Income Fund - C Class Shares (WWHCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWHCX

Westwood Alternative Income Fund

Institutional Shares (WMNIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.99%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$145,000
$136,000
$127,000
$118,000
$109,000
$100,000
May-2015
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Alternative Income Fund - Institutional Shares - $141,907
Bloomberg U.S. Aggregate Bond Inde - $113,964
FTSE 1-Month Treasury Bill Index - $117,848

	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$100,000	$100,000	$100,000
Oct-2015	$101,376	$100,229	$100,004
Oct-2016	$105,042	$104,609	$100,179
Oct-2017	$107,306	$105,553	$100,848
Oct-2018	$106,134	$103,386	$102,477
Oct-2019	$113,105	$115,285	$104,849
Oct-2020	$120,393	$122,417	$105,591
Oct-2021	$128,079	$121,832	$105,637
Oct-2022	$124,168	$102,726	$106,529
Oct-2023	$129,727	$103,092	$111,694
Oct-2024	$141,907	$113,964	$117,848

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Institutional Shares	9.39%	4.64%	3.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.39%
FTSE 1-Month Treasury Bill Index	5.51%	2.37%	1.74%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$123,384,734
  Number of Portfolio Holdings116
  Advisory Fee (net of waivers)$741,950
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 25.3%
Health Care 16.4%
Consumer Discretionary 14.4%
Industrials 12.7%
Financials 8.4%
Energy 6.0%
Communications 5.0%
Money Market 3.6%
Materials 3.0%
Utilities 2.1%
Consumer Staples 1.9%
Real Estate 1.6%
Liabilities in Excess of Other Assets -0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Real Estate	1.6%
Consumer Staples	1.9%
Utilities	2.1%
Materials	3.0%
Money Market	3.6%
Communications	5.0%
Energy	6.0%
Financials	8.4%
Industrials	12.7%
Consumer Discretionary	14.4%
Health Care	16.4%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Alternative Income Fund - Institutional Shares (WMNIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WMNIX

Westwood Alternative Income Fund

A Class Shares (WMNAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$114	1.09%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Alternative Income Fund - A Class Shares - $12,216
Bloomberg U.S. Aggregate Bond Inde
- $9,595
FTSE 1-Month Treasury Bill Index - $11,167

	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Oct-2020	$10,415	$10,307	$10,006
Oct-2021	$11,057	$10,258	$10,010
Oct-2022	$10,719	$8,649	$10,094
Oct-2023	$11,174	$8,680	$10,584
Oct-2024	$12,216	$9,595	$11,167

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	9.33%	5.15%
With Load*	6.07%	4.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
FTSE 1-Month Treasury Bill Index	5.51%	2.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$123,384,734
  Number of Portfolio Holdings116
  Advisory Fee (net of waivers)$741,950
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Real Estate	1.6%
Consumer Staples	1.9%
Utilities	2.1%
Materials	3.0%
Money Market	3.6%
Communications	5.0%
Energy	6.0%
Financials	8.4%
Industrials	12.7%
Consumer Discretionary	14.4%
Health Care	16.4%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Alternative Income Fund - A Class Shares (WMNAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WMNAX

Westwood Alternative Income Fund

C Class Shares (WWACX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$193	1.85%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Alternative Income Fund - C Class Shares - $12,233
Bloomberg U.S. Aggregate Bond Inde - $9,595
FTSE 1-Month Treasury Bill Index - $11,167

	Westwood Alternative Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$10,000	$10,000	$10,000
Oct-2020	$10,721	$10,307	$10,006
Oct-2021	$11,319	$10,258	$10,010
Oct-2022	$10,893	$8,649	$10,094
Oct-2023	$11,282	$8,680	$10,584
Oct-2024	$12,233	$9,595	$11,167

Average Annual Total Returns as of 10/31/2024

	1 Year	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - C Class Shares
Without CDSC	8.43%	4.49%
With CDSC	7.43%	4.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
FTSE 1-Month Treasury Bill Index	5.51%	2.44%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$123,384,734
  Number of Portfolio Holdings116
  Advisory Fee (net of waivers)$741,950
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Real Estate	1.6%
Consumer Staples	1.9%
Utilities	2.1%
Materials	3.0%
Money Market	3.6%
Communications	5.0%
Energy	6.0%
Financials	8.4%
Industrials	12.7%
Consumer Discretionary	14.4%
Health Care	16.4%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Alternative Income Fund - C Class Shares (WWACX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WWACX

Westwood Alternative Income Fund

Ultra Shares (WMNUX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$89	0.85%

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,435,000
$1,348,000
$1,261,000
$1,174,000
$1,087,000
$1,000,000
May-2015
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Alternative Income Fund - Ultra Shares - $1,432,241
Bloomberg U.S. Aggregate Bond Inde - $1,139,639
FTSE 1-Month Treasury Bill Index - $1,178,483

	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$1,013,965	$1,002,287	$1,000,037
Oct-2016	$1,051,826	$1,046,089	$1,001,791
Oct-2017	$1,076,167	$1,055,529	$1,008,481
Oct-2018	$1,065,233	$1,033,855	$1,024,767
Oct-2019	$1,135,933	$1,152,846	$1,048,491
Oct-2020	$1,210,223	$1,224,174	$1,055,912
Oct-2021	$1,285,993	$1,218,321	$1,056,369
Oct-2022	$1,251,405	$1,027,257	$1,065,289
Oct-2023	$1,307,744	$1,030,916	$1,116,942
Oct-2024	$1,432,241	$1,139,639	$1,178,483

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Ultra Shares	9.52%	4.74%	3.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.39%
FTSE 1-Month Treasury Bill Index	5.51%	2.37%	1.74%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$123,384,734
  Number of Portfolio Holdings116
  Advisory Fee (net of waivers)$741,950
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Real Estate	1.6%
Consumer Staples	1.9%
Utilities	2.1%
Materials	3.0%
Money Market	3.6%
Communications	5.0%
Energy	6.0%
Financials	8.4%
Industrials	12.7%
Consumer Discretionary	14.4%
Health Care	16.4%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Alternative Income Fund - Ultra Shares (WMNUX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WMNUX

Westwood Salient MLP & Energy Infrastructure Fund

Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$123	1.07%

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$360,000
$295,000
$230,000
$165,000
$100,000
$35,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares - $114,740
Alerian Midstream Energy Select Index - $176,476
Alerian MLP Index Trust - $123,914
S&P 500® Index - $339,505

	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$67,409	$72,465	$69,919	$105,200
Oct-2016	$66,030	$80,974	$68,661	$109,943
Oct-2017	$64,153	$85,724	$66,336	$135,925
Oct-2018	$61,862	$80,542	$66,785	$145,911
Oct-2019	$60,161	$83,731	$62,539	$166,814
Oct-2020	$42,414	$56,382	$35,949	$183,012
Oct-2021	$71,019	$102,147	$66,755	$261,550
Oct-2022	$79,327	$116,974	$86,907	$223,335
Oct-2023	$82,780	$124,429	$101,334	$245,988
Oct-2024	$114,740	$176,476	$123,914	$339,505

Average Annual Total Returns as of 10/31/2024

	10 months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	30.24%	38.61%	13.78%	1.38%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,148,056,596
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$7,354,550
  Portfolio Turnover74%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Gathering & Processing 30.5%
Crude & Refined Products 19.4%
Natural Gas Liquids Infrastructure 19.2%
Natural Gas Pipelines 17.2%
Liquefied Natural Gas 7.0%
Affiliated Exchange-Traded Funds 4.6%
Renewable Energy Infrastructure 1.2%
Exploration & Production 0.5%
Money Market 0.2%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	0.2%
Exploration & Production	0.5%
Renewable Energy Infrastructure	1.2%
Affiliated Exchange-Traded Funds	4.6%
Liquefied Natural Gas	7.0%
Natural Gas Pipelines	17.2%
Natural Gas Liquids Infrastructure	19.2%
Crude & Refined Products	19.4%
Gathering & Processing	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-SMLPX

Westwood Salient MLP & Energy Infrastructure Fund

A Class Shares (SMAPX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$152	1.35%

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

$40,000
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares - $10,598
Alerian Midstream Energy Select Index - $17,648
Alerian MLP Index Trust - $12,391
S&P 500® Index - $33,950

	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$9,452	$10,000	$10,000	$10,000
Oct-2015	$6,356	$7,247	$6,992	$10,520
Oct-2016	$6,215	$8,097	$6,866	$10,994
Oct-2017	$6,023	$8,572	$6,634	$13,593
Oct-2018	$5,797	$8,054	$6,678	$14,591
Oct-2019	$5,626	$8,373	$6,254	$16,681
Oct-2020	$3,960	$5,638	$3,595	$18,301
Oct-2021	$6,609	$10,215	$6,675	$26,155
Oct-2022	$7,362	$11,697	$8,691	$22,334
Oct-2023	$7,669	$12,443	$10,133	$24,599
Oct-2024	$10,598	$17,648	$12,391	$33,950

Average Annual Total Returns as of 10/31/2024

	10 Months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	29.79%	38.18%	13.50%	1.15%
With Load	24.57%	34.08%	12.23%	0.58%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,148,056,596
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$7,354,550
  Portfolio Turnover74%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	0.2%
Exploration & Production	0.5%
Renewable Energy Infrastructure	1.2%
Affiliated Exchange-Traded Funds	4.6%
Liquefied Natural Gas	7.0%
Natural Gas Pipelines	17.2%
Natural Gas Liquids Infrastructure	19.2%
Crude & Refined Products	19.4%
Gathering & Processing	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares (SMAPX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-SMAPX

Westwood Salient MLP & Energy Infrastructure Fund

C Class Shares (SMFPX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$240	2.10%

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares - $10,384
Alerian Midstream Energy Select Index - $17,648
Alerian MLP Index Trust - $12,391
S&P 500® Index - $33,950

	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$6,670	$7,247	$6,992	$10,520
Oct-2016	$6,475	$8,097	$6,866	$10,994
Oct-2017	$6,224	$8,572	$6,634	$13,593
Oct-2018	$5,945	$8,054	$6,678	$14,591
Oct-2019	$5,719	$8,373	$6,254	$16,681
Oct-2020	$4,001	$5,638	$3,595	$18,301
Oct-2021	$6,621	$10,215	$6,675	$26,155
Oct-2022	$7,321	$11,697	$8,691	$22,334
Oct-2023	$7,568	$12,443	$10,133	$24,599
Oct-2024	$10,384	$17,648	$12,391	$33,950

Average Annual Total Returns as of 10/31/2024

	10 Months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	28.91%	37.21%	12.67%	0.38%
With CDSC	27.91%	36.21%	12.67%	0.38%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,148,056,596
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$7,354,550
  Portfolio Turnover74%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	0.2%
Exploration & Production	0.5%
Renewable Energy Infrastructure	1.2%
Affiliated Exchange-Traded Funds	4.6%
Liquefied Natural Gas	7.0%
Natural Gas Pipelines	17.2%
Natural Gas Liquids Infrastructure	19.2%
Crude & Refined Products	19.4%
Gathering & Processing	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares (SMFPX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-SMFPX

Westwood Salient MLP & Energy Infrastructure Fund

Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$115	1.00%

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$3,320,000
$2,770,000
$2,220,000
$1,670,000
$1,120,000
$570,000
Jan-2016
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares - $2,252,081
Alerian Midstream Energy Select Index - $2,867,565
Alerian MLP Index Trust - $1,967,921
S&P 500® Index - $3,319,283

	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,288,387	$1,315,758	$1,090,423	$1,074,895
Oct-2017	$1,252,457	$1,392,935	$1,053,510	$1,328,918
Oct-2018	$1,208,627	$1,308,727	$1,060,627	$1,426,544
Oct-2019	$1,176,266	$1,360,544	$993,204	$1,630,913
Oct-2020	$831,752	$916,151	$570,910	$1,789,283
Oct-2021	$1,390,665	$1,659,790	$1,060,154	$2,557,135
Oct-2022	$1,554,379	$1,900,716	$1,380,199	$2,183,511
Oct-2023	$1,623,516	$2,021,854	$1,609,321	$2,404,980
Oct-2024	$2,252,081	$2,867,565	$1,967,921	$3,319,283

Average Annual Total Returns as of 10/31/2024

	10 months	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	30.15%	38.72%	13.87%	9.64%
S&P 500® Index	20.97%	38.02%	15.27%	14.56%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	7.97%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	12.68%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,148,056,596
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$7,354,550
  Portfolio Turnover74%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	0.2%
Exploration & Production	0.5%
Renewable Energy Infrastructure	1.2%
Affiliated Exchange-Traded Funds	4.6%
Liquefied Natural Gas	7.0%
Natural Gas Pipelines	17.2%
Natural Gas Liquids Infrastructure	19.2%
Crude & Refined Products	19.4%
Gathering & Processing	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-SMRPX

Westwood Global Real Estate Fund

Institutional Shares (KIRYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.10%

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$290,000
$250,000
$210,000
$170,000
$130,000
$90,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Global Real Estate Fund - Institutional Shares - $126,612
FTSE EPRA Nareit Developed ex US Index TR (USD) - $110,819
FTSE EPRA Nareit Developed Index - $132,596
MSCI World Index (Gross) - $267,97

	Westwood Global Real Estate Fund - Institutional Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$99,187	$99,600	$101,839	$102,335
Oct-2016	$94,681	$99,649	$104,367	$104,166
Oct-2017	$110,641	$110,930	$110,754	$128,602
Oct-2018	$108,647	$110,218	$111,083	$130,799
Oct-2019	$125,476	$132,165	$133,617	$148,260
Oct-2020	$92,258	$105,821	$102,976	$155,544
Oct-2021	$135,969	$138,901	$146,348	$219,390
Oct-2022	$103,812	$94,810	$109,837	$179,702
Oct-2023	$103,433	$92,097	$103,217	$199,556
Oct-2024	$126,612	$110,819	$132,596	$267,976

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - Institutional Shares	22.41%	0.18%	2.39%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/global-real-estate-fund/ for current month-end performance.

Fund Statistics

  Net Assets$16,189,968
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$7,420
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Country Weighting (% of net assets)

United States 68.0%
Japan 10.9%
United Kingdom 4.0%
Canada 3.4%
Australia 2.8%
Spain 2.4%
Switzerland 2.0%
Germany 1.7%
Hong Kong 1.5%
Singapore 1.1%

Value	Value
Singapore	1.1%
Hong Kong	1.5%
Germany	1.7%
Switzerland	2.0%
Spain	2.4%
Australia	2.8%
Canada	3.4%
United Kingdom	4.0%
Japan	10.9%
United States	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.

Westwood Global Real Estate Fund - Institutional Shares (KIRYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/global-real-estate-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIRYX

Westwood Global Real Estate Fund

A Class Shares (KIRAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$152	1.37%

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Global Real Estate Fund - A Class Shares - $11,505
FTSE EPRA Nareit Developed ex U
Index TR (USD) - $11,082
FTSE EPRA Nareit Developed Index - $13,260
MSCI World Index (Gross) - $26,798

	Westwood Global Real Estate Fund - A Class Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$9,426	$10,000	$10,000	$10,000
Oct-2015	$9,321	$9,960	$10,184	$10,233
Oct-2016	$8,852	$9,965	$10,437	$10,417
Oct-2017	$10,307	$11,093	$11,075	$12,860
Oct-2018	$10,093	$11,022	$11,108	$13,080
Oct-2019	$11,607	$13,217	$13,362	$14,826
Oct-2020	$8,498	$10,582	$10,298	$15,554
Oct-2021	$12,481	$13,890	$14,635	$21,939
Oct-2022	$9,486	$9,481	$10,984	$17,970
Oct-2023	$9,432	$9,210	$10,322	$19,956
Oct-2024	$11,505	$11,082	$13,260	$26,798

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - A Class Shares
Without Load	21.98%	-0.18%	2.01%
With Load*	18.27%	-1.36%	1.41%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/global-real-estate-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$16,189,968
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$7,420
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Singapore	1.1%
Hong Kong	1.5%
Germany	1.7%
Switzerland	2.0%
Spain	2.4%
Australia	2.8%
Canada	3.4%
United Kingdom	4.0%
Japan	10.9%
United States	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.

Westwood Global Real Estate Fund - A Class Shares (KIRAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/global-real-estate-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIRAX

Westwood Global Real Estate Fund

C Class Shares (KIRCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$227	2.05%

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Global Real Estate Fund - C Class Shares - $11,489
FTSE EPRA Nareit Developed ex U
Index TR (USD) - $11,082
FTSE EPRA Nareit Developed Index - $13,260
MSCI World Index (Gross) - $26,798

	Westwood Global Real Estate Fund - C Class Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,827	$9,960	$10,184	$10,233
Oct-2016	$9,284	$9,965	$10,437	$10,417
Oct-2017	$10,749	$11,093	$11,075	$12,860
Oct-2018	$10,440	$11,022	$11,108	$13,080
Oct-2019	$11,947	$13,217	$13,362	$14,826
Oct-2020	$8,704	$10,582	$10,298	$15,554
Oct-2021	$12,707	$13,890	$14,635	$21,939
Oct-2022	$9,607	$9,481	$10,984	$17,970
Oct-2023	$9,479	$9,210	$10,322	$19,956
Oct-2024	$11,489	$11,082	$13,260	$26,798

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - C Class Shares
Without CDSC	21.21%	-0.78%	1.40%
With CDSC	20.21%	-0.78%	1.40%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/global-real-estate-fund/ for current month-end performance.

Fund Statistics

  Net Assets$16,189,968
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$7,420
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Singapore	1.1%
Hong Kong	1.5%
Germany	1.7%
Switzerland	2.0%
Spain	2.4%
Australia	2.8%
Canada	3.4%
United Kingdom	4.0%
Japan	10.9%
United States	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.

Westwood Global Real Estate Fund - C Class Shares (KIRCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/global-real-estate-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIRCX

Westwood Real Estate Income Fund

Institutional Shares (KIFYX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.93%

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$160,000
$145,000
$130,000
$115,000
$100,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Real Estate Income Fund - Institutional Shares - $157,246
Bloomberg U.S. Aggregate Bond Ind - $115,928
ICE BofA Fixed Rate Preferred Securities Index - $155,850

	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$103,389	$101,956	$107,496
Oct-2016	$114,162	$106,412	$115,269
Oct-2017	$118,272	$107,372	$122,849
Oct-2018	$115,338	$105,167	$121,333
Oct-2019	$128,598	$117,272	$136,826
Oct-2020	$113,054	$124,527	$142,342
Oct-2021	$141,769	$123,932	$151,278
Oct-2022	$119,900	$104,496	$126,612
Oct-2023	$124,918	$104,868	$129,445
Oct-2024	$157,246	$115,928	$155,850

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	25.88%	4.10%	4.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$277,237,649
  Number of Portfolio Holdings49
  Advisory Fee (net of recoupments)$1,936,246
  Portfolio Turnover94%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Hotels 25.4%
Residential 8.9%
Specialized 8.6%
Shopping Centers 8.2%
Diversified 6.7%
Office 6.5%
Retail 5.3%
Industrial 4.4%
Data Centers 4.1%
Mortgage 3.9%
Home Construction 3.2%
Storage 3.1%
Healthcare 2.9%
Specialty Finance 2.5%
Apartments 1.6%
Other Industries 5.0%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Other Industries	5.0%
Apartments	1.6%
Specialty Finance	2.5%
Healthcare	2.9%
Storage	3.1%
Home Construction	3.2%
Mortgage	3.9%
Data Centers	4.1%
Industrial	4.4%
Retail	5.3%
Office	6.5%
Diversified	6.7%
Shopping Centers	8.2%
Specialized	8.6%
Residential	8.9%
Hotels	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.

Westwood Real Estate Income Fund - Institutional Shares (KIFYX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIFYX

Westwood Real Estate Income Fund

A Class Shares (KIFAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$139	1.23%

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Real Estate Income Fund - A Class Shares - $14,284
Bloomberg U.S. Aggregate Bond Inde - $11,593
ICE BofA Fixed Rate Preferred Securities Index - $15,585

	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$9,427	$10,000	$10,000
Oct-2015	$9,709	$10,196	$10,750
Oct-2016	$10,676	$10,641	$11,527
Oct-2017	$11,018	$10,737	$12,285
Oct-2018	$10,708	$10,517	$12,133
Oct-2019	$11,890	$11,727	$13,682
Oct-2020	$10,410	$12,453	$14,234
Oct-2021	$13,006	$12,393	$15,128
Oct-2022	$10,954	$10,450	$12,661
Oct-2023	$11,384	$10,487	$12,944
Oct-2024	$14,284	$11,593	$15,585

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	25.47%	3.74%	4.24%
With Load*	21.69%	2.52%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$277,237,649
  Number of Portfolio Holdings49
  Advisory Fee (net of recoupments)$1,936,246
  Portfolio Turnover94%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Other Industries	5.0%
Apartments	1.6%
Specialty Finance	2.5%
Healthcare	2.9%
Storage	3.1%
Home Construction	3.2%
Mortgage	3.9%
Data Centers	4.1%
Industrial	4.4%
Retail	5.3%
Office	6.5%
Diversified	6.7%
Shopping Centers	8.2%
Specialized	8.6%
Residential	8.9%
Hotels	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.

Westwood Real Estate Income Fund - A Class Shares (KIFAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIFAX

Westwood Real Estate Income Fund

C Class Shares (KIFCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$211	1.88%

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Real Estate Income Fund - C Class Shares - $14,265
Bloomberg U.S. Aggregate Bond Inde - $11,593
ICE BofA Fixed Rate Preferred Securities Index - $15,585

	Westwood Real Estate Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,243	$10,196	$10,750
Oct-2016	$11,200	$10,641	$11,527
Oct-2017	$11,497	$10,737	$12,285
Oct-2018	$11,085	$10,517	$12,133
Oct-2019	$12,239	$11,727	$13,682
Oct-2020	$10,660	$12,453	$14,234
Oct-2021	$13,240	$12,393	$15,128
Oct-2022	$11,093	$10,450	$12,661
Oct-2023	$11,443	$10,487	$12,944
Oct-2024	$14,265	$11,593	$15,585

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - C Class Shares
Without CDSC	24.67%	3.11%	3.62%
With CDSC	23.67%	3.11%	3.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$277,237,649
  Number of Portfolio Holdings49
  Advisory Fee (net of recoupments)$1,936,246
  Portfolio Turnover94%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Other Industries	5.0%
Apartments	1.6%
Specialty Finance	2.5%
Healthcare	2.9%
Storage	3.1%
Home Construction	3.2%
Mortgage	3.9%
Data Centers	4.1%
Industrial	4.4%
Retail	5.3%
Office	6.5%
Diversified	6.7%
Shopping Centers	8.2%
Specialized	8.6%
Residential	8.9%
Hotels	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.

Westwood Real Estate Income Fund - C Class Shares (KIFCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-KIFCX

Westwood Broadmark Tactical Growth Fund

Institutional Shares (FTGWX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$134	1.30%

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Institutional Class shares declined -3.15%, capturing only 58% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Institutional Class shares declined -3.61%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Institutional Class shares fell -1.45%, capturing only 34% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Growth Fund - Institutional Shares - $139,016
HFRX Equity Hedge Index - $140,24
S&P 500® Index - $339,505

	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$99,302	$99,040	$105,200
Oct-2016	$97,555	$96,493	$109,943
Oct-2017	$110,540	$105,841	$135,925
Oct-2018	$111,650	$102,678	$145,911
Oct-2019	$113,978	$105,947	$166,814
Oct-2020	$121,412	$104,421	$183,012
Oct-2021	$140,524	$126,286	$261,550
Oct-2022	$129,505	$122,053	$223,335
Oct-2023	$130,603	$125,586	$245,988
Oct-2024	$139,016	$140,248	$339,505

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	6.44%	4.05%	3.35%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$163,862,278
  Number of Portfolio Holdings9
  Advisory Fee $2,138,161
  Portfolio Turnover156%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Growth Fund - Institutional Shares (FTGWX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-FTGWX

Westwood Broadmark Tactical Growth Fund

A Class Shares (FTAGX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$163	1.58%

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Class A shares declined -3.15%, capturing only 58% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Class A shares declined -3.64%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Class A shares fell -1.44%, capturing only 34% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Growth Fund - A Class Shares - $12,572
HFRX Equity Hedge Index - $14,02
S&P 500® Index - $33,950

	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$9,424	$10,000	$10,000
Oct-2015	$9,312	$9,904	$10,520
Oct-2016	$9,105	$9,649	$10,994
Oct-2017	$10,266	$10,584	$13,593
Oct-2018	$10,326	$10,268	$14,591
Oct-2019	$10,490	$10,595	$16,681
Oct-2020	$11,131	$10,442	$18,301
Oct-2021	$12,833	$12,629	$26,155
Oct-2022	$11,776	$12,205	$22,334
Oct-2023	$11,845	$12,559	$24,599
Oct-2024	$12,572	$14,025	$33,950

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	6.14%	3.69%	2.92%
With Load*	2.95%	2.47%	2.31%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$163,862,278
  Number of Portfolio Holdings9
  Advisory Fee $2,138,161
  Portfolio Turnover156%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Growth Fund - A Class Shares (FTAGX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-FTAGX

Westwood Broadmark Tactical Growth Fund

C Class Shares (FTGOX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$231	2.25%

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Class C shares declined -3.20%, capturing only 59% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Class C shares declined -3.67%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Class C shares fell -1.48%, capturing only 35% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Growth Fund - C Class Shares - $12,610
HFRX Equity Hedge Index - $14,02
S&P 500® Index - $33,950

	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,833	$9,904	$10,520
Oct-2016	$9,571	$9,649	$10,994
Oct-2017	$10,741	$10,584	$13,593
Oct-2018	$10,728	$10,268	$14,591
Oct-2019	$10,844	$10,595	$16,681
Oct-2020	$11,444	$10,442	$18,301
Oct-2021	$13,125	$12,629	$26,155
Oct-2022	$11,978	$12,205	$22,334
Oct-2023	$11,963	$12,559	$24,599
Oct-2024	$12,610	$14,025	$33,950

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	5.41%	3.06%	2.35%
With CDSC	4.41%	3.06%	2.35%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$163,862,278
  Number of Portfolio Holdings9
  Advisory Fee $2,138,161
  Portfolio Turnover156%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Growth Fund - C Class Shares (FTGOX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-FTGOX

Westwood Broadmark Tactical Plus Fund

Institutional Shares (SBTIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$135	1.35%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Institutional Class shares declined just -1.23%, capturing only 22% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Institutional Class shares declined -3.74%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Institutional Class shares fell -2.49%, capturing only 59% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$345,000
$295,000
$245,000
$195,000
$145,000
$95,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Plus Fund - Institutional Shares - $148,542
HFRX Equity Hedge Index - $140,248
S&P 500® Index - $339,505

	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$100,494	$99,040	$105,200
Oct-2016	$96,177	$96,493	$109,943
Oct-2017	$110,633	$105,841	$135,925
Oct-2018	$115,271	$102,678	$145,911
Oct-2019	$122,572	$105,947	$166,814
Oct-2020	$128,865	$104,421	$183,012
Oct-2021	$144,460	$126,286	$261,550
Oct-2022	$140,965	$122,053	$223,335
Oct-2023	$147,932	$125,586	$245,988
Oct-2024	$148,542	$140,248	$339,505

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	0.41%	3.92%	4.04%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$71,647,725
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$611,901
  Portfolio Turnover1,280%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Plus Fund - Institutional Shares (SBTIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SBTIX

Westwood Broadmark Tactical Plus Fund

A Class Shares (SBTAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$160	1.60%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class A shares declined just -1.25%, capturing only 23% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class A shares declined -3.73%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class A shares fell -2.45%, capturing only 58% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Plus Fund - A Class Shares - $13,715
HFRX Equity Hedge Index - $14,025
S&P 500® Index - $33,950

	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$9,451	$10,000	$10,000
Oct-2015	$9,478	$9,904	$10,520
Oct-2016	$9,062	$9,649	$10,994
Oct-2017	$10,402	$10,584	$13,593
Oct-2018	$10,812	$10,268	$14,591
Oct-2019	$11,462	$10,595	$16,681
Oct-2020	$12,027	$10,442	$18,301
Oct-2021	$13,445	$12,629	$26,155
Oct-2022	$13,082	$12,205	$22,334
Oct-2023	$13,700	$12,559	$24,599
Oct-2024	$13,715	$14,025	$33,950

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	0.11%	3.65%	3.79%
With Load*	-2.91%	2.49%	3.21%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$71,647,725
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$611,901
  Portfolio Turnover1,280%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Plus Fund - A Class Shares (SBTAX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SBTAX

Westwood Broadmark Tactical Plus Fund

C Class Shares (SBTCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$234	2.35%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class C shares declined just -1.34%, capturing only 25% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class C shares declined -3.73%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class C shares fell -2.46%, capturing only 58% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Plus Fund - C Class Shares - $13,440
HFRX Equity Hedge Index - $14,025
S&P 500® Index - $33,950

	Westwood Broadmark Tactical Plus Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,959	$9,904	$10,520
Oct-2016	$9,431	$9,649	$10,994
Oct-2017	$10,747	$10,584	$13,593
Oct-2018	$11,093	$10,268	$14,591
Oct-2019	$11,673	$10,595	$16,681
Oct-2020	$12,148	$10,442	$18,301
Oct-2021	$13,475	$12,629	$26,155
Oct-2022	$13,021	$12,205	$22,334
Oct-2023	$13,529	$12,559	$24,599
Oct-2024	$13,440	$14,025	$33,950

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - C Class Shares
Without CDSC	-0.66%	2.86%	3.00%
With CDSC	-1.62%	2.86%	3.00%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$71,647,725
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$611,901
  Portfolio Turnover1,280%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Plus Fund - C Class Shares (SBTCX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SBTCX

Westwood Broadmark Tactical Plus Fund

F Class Shares (BTPIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$104	1.04%

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class F shares declined just -1.20%, capturing only 22% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class F shares declined -3.72%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class F shares fell -2.51%, capturing only 59% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Westwood Broadmark Tactical Plus Fund - F Class Shares - $15,319
HFRX Equity Hedge Index - $14,025
S&P 500® Index - $33,950

	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,079	$9,904	$10,520
Oct-2016	$9,683	$9,649	$10,994
Oct-2017	$11,165	$10,584	$13,593
Oct-2018	$11,677	$10,268	$14,591
Oct-2019	$12,451	$10,595	$16,681
Oct-2020	$13,131	$10,442	$18,301
Oct-2021	$14,759	$12,629	$26,155
Oct-2022	$14,445	$12,205	$22,334
Oct-2023	$15,208	$12,559	$24,599
Oct-2024	$15,319	$14,025	$33,950

Average Annual Total Returns as of 10/31/2024

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	0.73%	4.23%	4.36%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$71,647,725
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$611,901
  Portfolio Turnover1,280%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Broadmark Tactical Plus Fund - F Class Shares (BTPIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BTPIX

Westwood Salient Enhanced Midstream Income ETF

(MDST) NYSE

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of April 8, 2024 to November 30, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$47	0.80%

How did the Fund perform during the reporting period?

Please Note: The Westwood Salient Enhanced Midstream Income Fund reporting period referenced below has a start date of April 8, 2024, which is the inception date of the Fund.

The Westwood Salient Enhanced Midstream Income Fund underperformed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period. As the Fund is designed to enhance distributable income comprising dividends and options premium, investors may not capture the market’s upside during periods of strong performance.

The best-performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 30% for the period due to rising U.S. power demand linked to AI data centers. The Fund’s overweight exposure to the Gathering and Processing sub-sector was also a main contributor, adding 5.2% to the total portfolio return.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. We continue to believe that U.S. production growth in the coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

The Fund continues to pay attractive monthly income to investors, delivering a 10.4% annualized distribution yield at the period end (Oct. 31).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$12,000
$11,000
$10,000
Apr-2024
Oct-2024
Westwood Salient Enhanced Midstream Income ETF - NAV - $11,005
Alerian Midstream Energy Select Index - $11,850
S&P 500® Index - $11,049

	Westwood Salient Enhanced Midstream Income ETF - NAV	Alerian Midstream Energy Select Index	S&P 500® Index
Apr-2024	$10,000	$10,000	$10,000
Oct-2024	$11,005	$11,850	$11,049

Average Annual Total Returns as of 10/31/2024

Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	10.05%
Alerian Midstream Energy Select Index	18.50%
S&P 500® Index	10.49%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/ for current month-end performance.

Fund Statistics

  Net Assets$56,935,145
  Number of Portfolio Holdings80
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$188,580
  Portfolio Turnover47%

What did the Fund invest in?

Sector Weighting (% of net assets)

Gathering & Processing 30.9%
Natural Gas Liquids Infrastructure 24.1
Natural Gas Pipelines 20.9%
Crude & Refined Products 20.0%
Liquefied Natural Gas 5.1%
Liabilities in Excess of Other Assets -1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Liquefied Natural Gas	5.1%
Crude & Refined Products	20.0%
Natural Gas Pipelines	20.9%
Natural Gas Liquids Infrastructure	24.1%
Gathering & Processing	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.3%
Enbridge, Inc.	8.6%
Williams Companies, Inc. (The)	8.4%
Enterprise Products Partners, L.P.	7.9%
Kinder Morgan, Inc.	7.7%
Plains GP Holdings, L.P. - Class A	5.9%
DT Midstream, Inc.	5.6%
Targa Resources Corporation	5.3%
Cheniere Energy, Inc.	5.0%
ONEOK, Inc.	4.9%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Salient Enhanced Midstream Income ETF - Fund (MDST)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MDST

Westwood Salient Enhanced Energy Income ETF

(WEEI) NASDAQ Stock Market, LLC

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of April 30, 2024 to November 30, 2024. You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$42	0.85%

How did the Fund perform during the reporting period?

Please Note: The Westwood Salient Enhanced Energy Income Fund reporting period referenced below has a start date of April 30, 2024, which is the inception date of the Fund.

The Westwood Salient Enhanced Energy Income Fund outperformed its representative benchmark (S&P Energy Select Sector Index) during the period. As the Fund is designed to enhance distributable income comprising dividends and options premium, investors benefited from dampened volatility from the covered call overlay, which helped buffer a portion of the downside return experienced during the period.

On a sub-sector basis, the best performing on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned 29% for the period due to rising U.S. power demand linked to AI data centers. Additionally, the Fund’s underweight exposure to the struggling Exploration and Production sub-sector, which returned -6.8%, was also a main contributor as the more commodity-sensitive businesses have faced headwinds, with declining oil prices and uncertainty around the upcoming U.S. presidential election from a policy standpoint.

The Fund continues to pay attractive monthly income to investors, delivering a 12.0% annualized distribution yield at the period end (Oct. 31).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$12,000
$11,000
$10,000
$9,000
Apr-2024
Oct-2024
Westwood Salient Enhanced Energy Income ETF - NAV - $9,813
S&P Energy Select Sector Index - $9,631
S&P 500® Index - $11,408

	Westwood Salient Enhanced Energy Income ETF - NAV	S&P Energy Select Sector Index	S&P 500® Index
Apr-2024	$10,000	$10,000	$10,000
Oct-2024	$9,813	$9,631	$11,408

Average Annual Total Returns as of 10/31/2024

Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	-1.87%
S&P Energy Select Sector Index	-3.69%
S&P 500® Index	14.08%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/salient-enhanced-energy-income/ for current month-end performance.

Fund Statistics

  Net Assets$14,130,831
  Number of Portfolio Holdings51
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$48,182
  Portfolio Turnover14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exploration & Production 65.4%
Refining 10.9%
Oilfield Services & Equipment 9.3%
Natural Gas Pipelines 8.4%
Natural Gas Liquids Infrastructure 4.4%
Gathering & Processing 2.7%
Liabilities in Excess of Other Assets -1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Gathering & Processing	2.7%
Natural Gas Liquids Infrastructure	4.4%
Natural Gas Pipelines	8.4%
Oilfield Services & Equipment	9.3%
Refining	10.9%
Exploration & Production	65.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	21.2%
Chevron Corporation	15.8%
ConocoPhillips	6.8%
Williams Companies, Inc. (The)	4.8%
EOG Resources, Inc.	4.8%
Schlumberger Ltd.	4.6%
ONEOK, Inc.	4.4%
Phillips 66	3.9%
Marathon Petroleum Corporation	3.9%
Diamondback Energy, Inc.	3.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Westwood Salient Enhanced Energy Income ETF - Fund (WEEI)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/salient-enhanced-energy-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WEEI

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $247,600 and $167,250 with respect to the registrant’s fiscal years ended October 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $52,400 and $42,800 with respect to the registrant’s fiscal years ended October 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended October 31, 2024 and 2023, aggregate non-audit fees of $52,400 and $42,800, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Westwood Quality Value Fund
Westwood Quality MidCap Fund
Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund
Westwood Quality AllCap Fund
Westwood Income Opportunity Fund
Westwood Multi-Asset Income Fund
Westwood Alternative Income Fund
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Global Real Estate Fund
Westwood Real Estate Income Fund
Westwood Broadmark Tactical Growth Fund
Westwood Broadmark Tactical Plus Fund

Financial Statements	October 31, 2024

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Quality Value Fund	1
Westwood Quality MidCap Fund	3
Westwood Quality SMidCap Fund	5
Westwood Quality SmallCap Fund	7
Westwood Quality AllCap Fund	9
Westwood Income Opportunity Fund	11
Westwood Multi-Asset Income Fund	17
Westwood Alternative Income Fund	23
Westwood Salient MLP & Energy Infrastructure Fund	29
Westwood Global Real Estate Fund	32
Westwood Real Estate Income Fund	33
Westwood Broadmark Tactical Growth Fund	35
Westwood Broadmark Tactical Plus Fund	36
Statements of Assets and Liabilities	37
Statements of Operations	42
Statements of Changes in Net Assets	47
Financial Highlights	63
Notes to Financial Statements	87
Report of Independent Registered Public Accounting Firm	123
Other Information	125
Other Federal Tax Information	125
Disclosure Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements	127

WESTWOOD QUALITY VALUE FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.0%
	Shares	Value
Communications — 3.1%
Internet Media & Services — 2.1%
Alphabet, Inc. - Class A	25,796	$4,413,953

Telecommunications — 1.0%
T-Mobile US, Inc.	9,991	2,229,592

Consumer Discretionary — 7.1%
Leisure Facilities & Services — 3.9%
Darden Restaurants, Inc.	26,770	4,283,736
Domino’s Pizza, Inc.	10,040	4,153,849
		8,437,585
Retail - Discretionary — 3.2%
Home Depot, Inc. (The)	6,153	2,422,744
O’Reilly Automotive, Inc. (a)	3,776	4,354,256
		6,777,000
Consumer Staples — 7.4%
Beverages — 2.1%
PepsiCo, Inc.	26,030	4,323,062

Food — 1.8%
Hershey Company (The)	21,628	3,840,700

Household Products — 1.4%
Church & Dwight Company, Inc.	30,380	3,035,266

Retail - Consumer Staples — 2.1%
Walmart, Inc.	55,266	4,529,049

Energy — 5.4%
Oil & Gas Producers — 5.4%
Chevron Corporation	26,071	3,879,886
EOG Resources, Inc.	17,032	2,077,223
Exxon Mobil Corporation	34,238	3,998,314
Valero Energy Corporation	12,412	1,610,581
		11,566,004
Financials — 16.8%
Banking — 8.9%
Bank of America Corporation	109,404	4,575,275
JPMorgan Chase & Company	35,331	7,840,656
SouthState Corporation	22,829	2,226,512
Wells Fargo & Company	68,093	4,420,598
		19,063,041
Institutional Financial Services — 2.6%
Goldman Sachs Group, Inc. (The)	10,685	5,532,586
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Insurance — 5.3%
Arthur J. Gallagher & Company	14,880	$4,184,256
Berkshire Hathaway, Inc. - Class B (a)	9,145	4,123,663
Progressive Corporation (The)	12,227	2,969,083
		11,277,002
Health Care — 12.1%
Biotech & Pharma — 2.0%
Johnson & Johnson	26,778	4,280,731

Health Care Facilities & Services — 3.4%
UnitedHealth Group, Inc.	12,748	7,196,246

Medical Equipment & Devices — 6.7%
Abbott Laboratories	57,275	6,493,267
Becton, Dickinson & Company	17,611	4,113,753
Danaher Corporation	15,501	3,807,976
		14,414,996
Industrials — 13.9%
Aerospace & Defense — 1.9%
General Dynamics Corporation	14,293	4,167,982

Commercial Support Services — 2.1%
Waste Management, Inc.	20,985	4,529,612

Diversified Industrials — 2.0%
Honeywell International, Inc.	20,583	4,233,511

Electrical Equipment — 3.3%
Hubbell, Inc.	11,389	4,863,445
Littelfuse, Inc.	8,700	2,128,281
		6,991,726
Transportation & Logistics — 4.6%
FedEx Corporation	13,984	3,829,519
Union Pacific Corporation	25,720	5,968,840
		9,798,359
Materials — 2.0%
Forestry, Paper & Wood Products — 2.0%
Boise Cascade Company	31,690	4,215,721

Real Estate — 4.2%
REITs — 4.2%
Federal Realty Investment Trust	40,030	4,436,925
Prologis, Inc.	39,831	4,498,513
		8,935,438

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY VALUE FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Technology — 18.7%
Semiconductors — 2.6%
Marvell Technology, Inc.	25,672	$2,056,584
Microchip Technology, Inc.	47,488	3,484,194
		5,540,778
Software — 5.4%
Microsoft Corporation	16,375	6,653,981
Salesforce, Inc.	16,426	4,786,044
		11,440,025
Technology Hardware — 3.5%
Apple, Inc.	18,778	4,242,138
HP, Inc.	92,507	3,285,849
		7,527,987
Technology Services — 7.2%
Accenture plc - Class A	12,582	4,338,525
CACI International, Inc. - Class A (a)	9,308	5,143,228
Visa, Inc. - Class A	19,908	5,770,334
		15,252,087
Utilities — 8.3%
Electric Utilities — 8.3%
DTE Energy Company	36,328	4,512,664
NextEra Energy, Inc.	55,709	4,414,938
Southern Company (The)	47,015	4,279,775
WEC Energy Group, Inc.	45,886	4,383,490
		17,590,867
Total Common Stocks
(Cost $151,573,601)		$211,140,906
MONEY MARKET FUNDS — 1.0%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (b) (Cost $2,068,391)	2,068,391	$2,068,391

Investments at Value — 100.0%
(Cost $153,641,992)		$213,209,297

Liabilities in Excess of Other Assets — 0.0%		(10,893)

Net Assets — 100.0%		$213,198,404

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.8%
	Shares	Value
Consumer Discretionary — 6.7%
Leisure Facilities & Services — 1.1%
Texas Roadhouse, Inc.	117	$22,361

Retail - Discretionary — 5.6%
Academy Sports & Outdoors, Inc.	570	28,990
O’Reilly Automotive, Inc. (a)	36	41,513
Ulta Beauty, Inc. (a)	110	40,588
		111,091
Consumer Staples — 8.5%
Food — 3.7%
Hershey Company (The)	193	34,273
McCormick & Company, Inc.	497	38,885
		73,158
Household Products — 3.4%
Church & Dwight Company, Inc.	384	38,365
Interparfums, Inc.	252	30,510
		68,875
Retail - Consumer Staples — 1.4%
BJ’s Wholesale Club Holdings, Inc. (a)	327	27,707

Energy — 5.5%
Oil & Gas Producers — 5.5%
Chord Energy Corporation	297	37,155
Diamondback Energy, Inc.	224	39,596
Permian Resources Corporation	1,178	16,056
SM Energy Company	410	17,208
		110,015
Financials — 13.3%
Banking — 4.1%
Atlantic Union Bankshares Corporation	811	30,656
Cullen/Frost Bankers, Inc.	251	31,965
Glacier Bancorp, Inc.	380	19,817
		82,438

Institutional Financial Services — 3.7%
Intercontinental Exchange, Inc.	192	29,927
Piper Sandler Companies	152	43,113
		73,040
Insurance — 5.5%
American International Group, Inc.	675	51,219
Arthur J. Gallagher & Company	106	29,807
Everest Group Ltd.	77	27,382
		108,408
COMMON STOCKS — continued
	Shares	Value
Health Care — 6.9%
Health Care Facilities & Services — 1.8%
Acadia Healthcare Company, Inc. (a)	365	$15,582
McKesson Corporation	41	20,524
		36,106
Medical Equipment & Devices — 5.1%
Avantor, Inc. (a)	1,347	30,132
Cooper Companies, Inc. (The) (a)	398	41,663
Zimmer Biomet Holdings, Inc.	279	29,831
		101,626
Industrials — 12.4%
Electrical Equipment — 4.4%
BWX Technologies, Inc.	256	31,168
Hubbell, Inc.	71	30,319
Littelfuse, Inc.	110	26,910
		88,397
Engineering & Construction — 3.1%
Jacobs Solutions, Inc.	228	32,052
TopBuild Corporation (a)	81	28,624
		60,676
Industrial Intermediate Products — 1.3%
Timken Company (The)	321	26,643

Machinery — 2.1%
AGCO Corporation	236	23,562
Middleby Corporation (The) (a)	140	18,158
		41,720
Transportation & Logistics — 1.5%
XPO, Inc. (a)	228	29,761

Materials — 13.6%
Chemicals — 2.9%
Axalta Coating Systems Ltd. (a)	794	30,108
CF Industries Holdings, Inc.	343	28,205
		58,313
Construction Materials — 2.3%
Summit Materials, Inc. - Class A (a)	970	45,988

Containers & Packaging — 3.7%
Crown Holdings, Inc.	443	41,443
Smurfit WestRock plc	623	32,084
		73,527
Forestry, Paper & Wood Products — 1.9%
Boise Cascade Company	279	37,115

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Materials — continued
Metals & Mining — 2.8%
Cameco Corporation	487	$25,431
Franco-Nevada Corporation	228	30,247
		55,678
Real Estate — 9.8%
REITs — 9.8%
Federal Realty Investment Trust	256	28,375
Healthpeak Properties, Inc.	1,332	29,903
Realty Income Corporation	624	37,047
Ventas, Inc.	635	41,586
VICI Properties, Inc.	609	19,342
Weyerhaeuser Company	1,263	39,355
		195,608
Technology — 13.8%
Semiconductors — 6.1%
Marvell Technology, Inc.	499	39,975
Microchip Technology, Inc.	548	40,207
ON Semiconductor Corporation (a)	286	20,160
Rambus, Inc. (a)	442	21,136
		121,478
Software — 1.8%
Verra Mobility Corporation (a)	1,415	36,748

Technology Services — 5.9%
Amdocs Ltd.	463	40,626
CACI International, Inc. - Class A (a)	78	43,099
MarketAxess Holdings, Inc.	116	33,573
		117,298
COMMON STOCKS — continued
	Shares	Value
Utilities — 8.3%
Electric Utilities — 8.3%
Alliant Energy Corporation	667	$40,020
CMS Energy Corporation	606	42,184
DTE Energy Company	332	41,241
Evergy, Inc.	688	41,583
		165,028
Total Common Stocks
(Cost $1,692,023)		$1,968,803

MONEY MARKET FUNDS — 1.2%
First American Treasury Obligations Fund - Class X, 4.74% (b) (Cost $23,443)	23,443	$23,443

Investments at Value — 100.0%
(Cost $1,715,466)		$1,992,246

Liabilities in Excess of Other Assets — 0.0% (c)		(763)

Net Assets — 100.0%		$1,991,483

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.5%
	Shares	Value
Communications — 3.0%
Telecommunications — 3.0%
Cogent Communications Holdings, Inc.	14,225	$1,141,841
DigitalBridge Group, Inc.	124,163	1,948,117
		3,089,958
Consumer Discretionary — 6.4%
Leisure Facilities & Services — 3.1%
Domino’s Pizza, Inc.	5,071	2,098,025
Texas Roadhouse, Inc.	5,677	1,084,988
		3,183,013
Retail - Discretionary — 3.3%
Academy Sports & Outdoors, Inc.	27,313	1,389,139
Lithia Motors, Inc.	6,223	2,068,339
		3,457,478
Consumer Staples — 4.0%
Food — 1.4%
J & J Snack Foods Corporation	8,936	1,466,577

Household Products — 1.0%
Interparfums, Inc.	8,732	1,057,183

Retail - Consumer Staples — 1.6%
BJ’s Wholesale Club Holdings, Inc. (a)	18,914	1,602,583

Energy — 6.2%
Oil & Gas Producers — 5.3%
Chord Energy Corporation	12,325	1,541,857
Northern Oil and Gas, Inc.	39,635	1,436,769
Permian Resources Corporation	75,141	1,024,172
SM Energy Company	35,991	1,510,542
		5,513,340
Oil & Gas Services & Equipment — 0.9%
Weatherford International plc	12,735	1,006,065

Financials — 17.8%
Asset Management — 1.3%
LPL Financial Holdings, Inc.	4,681	1,320,885

Banking — 9.8%
Atlantic Union Bankshares Corporation	51,275	1,938,195
Cullen/Frost Bankers, Inc.	19,602	2,496,314
Glacier Bancorp, Inc.	42,572	2,220,130
Merchants Bancorp	34,038	1,257,364
Wintrust Financial Corporation	20,001	2,317,916
		10,229,919
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Institutional Financial Services — 2.2%
Piper Sandler Companies	7,913	$2,244,443

Insurance — 4.5%
Baldwin Insurance Group, Inc. (The) (a)	21,931	1,014,528
International General Insurance Holdings Ltd.	94,031	2,094,071
RenaissanceRe Holdings Ltd.	6,198	1,626,355
		4,734,954
Health Care — 8.3%
Medical Equipment & Devices — 8.3%
Avantor, Inc. (a)	76,968	1,721,774
Bio-Rad Laboratories, Inc. - Class A (a)	3,071	1,100,001
Cooper Companies, Inc. (The) (a)	19,767	2,069,210
Integer Holdings Corporation (a)	17,201	2,137,224
Teleflex, Inc.	8,310	1,670,809
		8,699,018
Industrials — 20.0%
Aerospace & Defense — 7.0%
AAR Corporation (a)	35,692	2,095,120
Hexcel Corporation	33,103	1,942,815
Kratos Defense & Security Solutions, Inc. (a)	95,311	2,165,466
Moog, Inc. - Class A	5,740	1,082,564
		7,285,965
Electrical Equipment — 5.9%
BWX Technologies, Inc.	17,215	2,095,926
Hubbell, Inc.	4,958	2,117,215
Littelfuse, Inc.	7,895	1,931,354
		6,144,495
Engineering & Construction — 0.9%
TopBuild Corporation (a)	2,830	1,000,065

Industrial Intermediate Products — 1.0%
Timken Company (The)	12,133	1,007,039

Industrial Support Services — 1.0%
H&E Equipment Services, Inc.	19,167	1,001,476

Machinery — 1.0%
AGCO Corporation	10,666	1,064,893

Transportation & Logistics — 2.2%
XPO, Inc. (a)	17,558	2,291,846

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Industrials — continued
Transportation Equipment — 1.0%
Blue Bird Corporation (a)	25,341	$1,067,110

Materials — 10.5%
Chemicals — 1.5%
Axalta Coating Systems Ltd. (a)	42,455	1,609,894

Construction Materials — 2.6%
Summit Materials, Inc. - Class A (a)	57,062	2,705,309

Containers & Packaging — 1.5%
Crown Holdings, Inc.	16,864	1,577,627

Forestry, Paper & Wood Products — 1.5%
Boise Cascade Company	11,521	1,532,639

Metals & Mining — 3.4%
Cameco Corporation	19,404	1,013,277
Constellium SE (a)	121,265	1,346,041
Royal Gold, Inc.	7,975	1,164,829
		3,524,147
Real Estate — 10.6%
REITs — 10.6%
American Healthcare REIT, Inc.	66,370	1,765,442
Americold Realty Trust, Inc.	44,144	1,133,618
COPT Defense Properties	69,464	2,236,741
Equity LifeStyle Properties, Inc.	13,659	957,769
Federal Realty Investment Trust	13,203	1,463,420
PotlatchDeltic Corporation	37,566	1,561,619
Rexford Industrial Realty, Inc.	45,220	1,939,486
		11,058,095
Technology — 8.3%
Semiconductors — 3.7%
Allegro MicroSystems, Inc. (a)	42,320	881,949
Amkor Technology, Inc.	31,533	802,515
Rambus, Inc. (a)	45,098	2,156,586
		3,841,050
COMMON STOCKS — continued
	Shares	Value
Technology — continued
Software — 2.4%
Pegasystems, Inc.	13,087	$1,039,631
Verra Mobility Corporation (a)	59,013	1,532,568
		2,572,199
Technology Services — 2.2%
Amdocs Ltd.	12,811	1,124,101
MarketAxess Holdings, Inc.	3,990	1,154,786
		2,278,887
Utilities — 4.4%
Electric Utilities — 4.4%
Alliant Energy Corporation	34,260	2,055,600
IDACORP, Inc.	24,445	2,529,568
		4,585,168
Total Common Stocks
(Cost $91,993,237)		$103,753,320

MONEY MARKET FUNDS — 0.9%
First American Government Obligations Fund - Class U, 4.80% (b) (Cost $935,463)	935,463	$935,463

Investments at Value — 100.4%
(Cost $92,928,700)		$104,688,783

Liabilities in Excess of Other Assets — (0.4%)		(452,899)

Net Assets — 100.0%		$104,235,884

plc - Public Limited Company

REIT - Real Estate Investment Trust

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.7%
	Shares	Value
Communications — 1.0%
Telecommunications — 1.0%
Cogent Communications Holdings, Inc.	139,816	$11,223,030

Consumer Discretionary — 10.1%
Home Construction — 2.0%
Century Communities, Inc.	252,538	22,390,019

Leisure Facilities & Services — 1.6%
Papa John’s International, Inc.	335,591	17,581,613

Leisure Products — 0.6%
YETI Holdings, Inc. (a)	184,744	6,504,836

Retail - Discretionary — 5.9%
Academy Sports & Outdoors, Inc.	416,708	21,193,769
Boot Barn Holdings, Inc. (a)	71,781	8,940,323
GMS, Inc. (a)	246,174	22,128,581
Sonic Automotive, Inc. - Class A	212,782	12,071,123
		64,333,796
Consumer Staples — 2.9%
Food — 2.0%
J & J Snack Foods Corporation	133,652	21,934,966

Household Products — 0.9%
Central Garden & Pet Company - Class A (a)	351,200	10,233,968

Energy — 8.3%
Oil & Gas Producers — 8.3%
Northern Oil and Gas, Inc.	802,219	29,080,439
Sitio Royalties Corporation - Class A	989,602	22,058,228
SM Energy Company	726,964	30,510,679
Vital Energy, Inc. (a)	357,773	9,756,470
		91,405,816
Financials — 24.1%
Banking — 16.6%
Atlantic Union Bankshares Corporation	608,689	23,008,444
Bank of N.T. Butterfield & Son Ltd. (The)	348,897	12,759,163
Banner Corporation	187,434	12,003,273
City Holding Company	200,568	23,386,229
First Bancorp	562,264	23,446,409
National Bank Holdings Corporation - Class A	420,756	18,917,190
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Banking — continued
Renasant Corporation	671,665	$22,910,493
Seacoast Banking Corporation of Florida	837,938	22,372,945
Simmons First National Corporation - Class A	574,028	13,317,450
Veritex Holdings, Inc.	404,685	10,926,495
		183,048,091
Institutional Financial Services — 4.4%
Moelis & Company - Class A	170,316	11,308,983
Perella Weinberg Partners	639,071	12,928,406
Piper Sandler Companies	83,969	23,816,967
		48,054,356
Insurance — 3.1%
AMERISAFE, Inc.	232,216	12,551,275
Baldwin Insurance Group, Inc. (The) (a)	457,990	21,186,617
		33,737,892
Health Care — 7.3%
Biotech & Pharma — 2.1%
Prestige Consumer Healthcare, Inc. (a)	307,565	22,682,919

Medical Equipment & Devices — 5.2%
Avanos Medical, Inc. (a)	709,156	13,247,034
CONMED Corporation	301,446	20,570,675
Merit Medical Systems, Inc. (a)	240,042	23,682,544
		57,500,253
Industrials — 15.8%
Aerospace & Defense — 6.1%
AAR Corporation (a)	365,026	21,427,026
Barnes Group, Inc.	243,972	11,408,131
Kratos Defense & Security Solutions, Inc. (a)	515,048	11,701,890
Moog, Inc. - Class A	117,583	22,176,154
		66,713,201
Industrial Intermediate Products — 1.5%
AZZ, Inc.	225,875	17,207,158

Industrial Support Services — 1.0%
H&E Equipment Services, Inc.	205,226	10,723,059

Machinery — 3.1%
Alamo Group, Inc.	130,343	22,098,352
Thermon Group Holdings, Inc. (a)	446,041	11,690,735
		33,789,087

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Industrials — continued
Transportation & Logistics — 2.1%
ArcBest Corporation	221,224	$23,047,116

Transportation Equipment — 2.0%
Blue Bird Corporation (a)	527,040	22,193,654

Materials — 8.2%
Chemicals — 4.8%
Hawkins, Inc.	178,356	19,066,256
Innospec, Inc.	215,756	23,254,182
Stepan Company	149,216	10,794,285
		53,114,723
Forestry, Paper & Wood Products — 2.0%
Boise Cascade Company	162,560	21,625,357

Metals & Mining — 1.4%
Constellium SE (a)	1,430,539	15,878,983

Real Estate — 11.2%
REITs — 11.2%
COPT Defense Properties	747,867	24,081,317
Four Corners Property Trust, Inc.	798,548	22,007,983
Plymouth Industrial REIT, Inc.	993,973	20,197,531
PotlatchDeltic Corporation	503,092	20,913,535
Sunstone Hotel Investors, Inc.	1,131,199	11,413,798
Urban Edge Properties	1,091,191	24,268,088
		122,882,252
Technology — 6.7%
Semiconductors — 2.1%
Rambus, Inc. (a)	230,402	11,017,824
Veeco Instruments, Inc. (a)	416,698	11,992,568
		23,010,392
COMMON STOCKS — continued
	Shares	Value
Technology — continued
Software — 2.9%
Verra Mobility Corporation (a)	881,428	$22,890,685
Zuora, Inc. - Class A (a)	854,173	8,456,313
		31,346,998
Technology Hardware — 1.7%
Viavi Solutions, Inc. (a)	2,054,370	18,941,291

Utilities — 4.1%
Electric Utilities — 4.1%
Avista Corporation	583,774	21,879,850
Northwestern Energy Group, Inc.	422,789	22,602,300
		44,482,150
Total Common Stocks
(Cost $924,961,980)		$1,095,586,976

MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class U, 4.80% (b) (Cost $6,730,400)	6,730,400	$6,730,400

Investments at Value — 100.3%
(Cost $931,692,380)		$1,102,317,376

Liabilities in Excess of Other Assets — (0.3%)		(2,809,521)

Net Assets — 100.0%		$1,099,507,855

REIT - Real Estate Investment Trust

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.7%
	Shares	Value
Communications — 4.7%
Internet Media & Services — 2.7%
Alphabet, Inc. - Class A	3,532	$604,360

Telecommunications — 2.0%
T-Mobile US, Inc.	2,066	461,049

Consumer Discretionary — 3.2%
Leisure Facilities & Services — 1.5%
Domino’s Pizza, Inc.	808	334,294

Retail - Discretionary — 1.7%
O’Reilly Automotive, Inc. (a)	339	390,914

Consumer Staples — 5.8%
Beverages — 1.9%
PepsiCo, Inc.	2,625	435,960

Household Products — 1.9%
Church & Dwight Company, Inc.	4,223	421,920

Retail - Consumer Staples — 2.0%
BJ’s Wholesale Club Holdings, Inc. (a)	5,336	452,119

Energy — 7.8%
Oil & Gas Producers — 7.8%
Chevron Corporation	2,996	445,865
ConocoPhillips	3,848	421,510
Diamondback Energy, Inc.	2,524	446,167
EOG Resources, Inc.	3,678	448,569
		1,762,111
Financials — 20.1%
Asset Management — 1.1%
Apollo Global Management, Inc.	1,687	241,680

Banking — 11.6%
Bank of America Corporation	16,064	671,796
Glacier Bancorp, Inc.	8,919	465,126
JPMorgan Chase & Company	2,127	472,024
SouthState Corporation	3,349	326,628
Wells Fargo & Company	10,559	685,490
		2,621,064
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Insurance — 5.9%
American International Group, Inc.	6,101	$462,944
Baldwin Insurance Group, Inc. (The) (a)	4,159	192,396
International General Insurance Holdings Ltd.	16,442	366,163
Progressive Corporation (The)	1,228	298,195
		1,319,698
Specialty Finance — 1.5%
Discover Financial Services	2,324	344,951

Health Care — 13.1%
Biotech & Pharma — 2.9%
Johnson & Johnson	4,114	657,664

Health Care Facilities & Services — 3.7%
McKesson Corporation	392	196,231
UnitedHealth Group, Inc.	1,143	645,224
		841,455
Medical Equipment & Devices — 6.5%
Abbott Laboratories	5,015	568,551
Danaher Corporation	2,085	512,201
Teleflex, Inc.	1,855	372,966
		1,453,718
Industrials — 15.1%
Aerospace & Defense — 4.1%
General Dynamics Corporation	1,461	426,042
L3Harris Technologies, Inc.	2,015	498,652
		924,694
Diversified Industrials — 2.0%
Honeywell International, Inc.	2,194	451,262

Electrical Equipment — 4.9%
BWX Technologies, Inc.	1,870	227,672
Hubbell, Inc.	1,041	444,538
Littelfuse, Inc.	1,720	420,764
		1,092,974
Transportation & Logistics — 2.8%
FedEx Corporation	852	233,321
XPO, Inc. (a)	3,038	396,550
		629,871
Transportation Equipment — 1.3%
Blue Bird Corporation (a)	7,174	302,097

Materials — 2.4%
Construction Materials — 2.4%
Summit Materials, Inc. - Class A (a)	11,293	535,401

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Real Estate — 5.8%
REITs — 5.8%
American Tower Corporation	2,207	$471,283
Americold Realty Trust, Inc.	14,490	372,103
Ventas, Inc.	7,163	469,105
		1,312,491
Technology — 14.8%
Software — 7.2%
Microsoft Corporation	1,329	540,039
Salesforce, Inc.	1,783	519,513
Verra Mobility Corporation (a)	8,423	218,745
Zuora, Inc. - Class A (a)	33,379	330,452
		1,608,749
Technology Hardware — 3.3%
Apple, Inc.	1,469	331,862
HP, Inc.	11,705	415,762
		747,624
Technology Services — 4.3%
Accenture plc - Class A	1,370	472,403
CACI International, Inc. - Class A (a)	894	493,989
		966,392
Utilities — 5.9%
Electric Utilities — 5.9%
CMS Energy Corporation	6,297	438,334
Southern Company (The)	4,919	447,777
WEC Energy Group, Inc.	4,610	440,393
		1,326,504
Total Common Stocks
(Cost $19,110,186)		$22,241,016
MONEY MARKET FUNDS — 1.3%
	Shares	Value
First American Treasury Obligations Fund - Class X, 4.74% (b) (Cost $285,547)	285,547	$285,547

Investments at Value — 100.0%
(Cost $19,395,733)		$22,526,563

Other Assets in Excess of Liabilities — 0.0% (c)		9,418

Net Assets — 100.0%		$22,535,981

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 10.9%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 3.5%
U.S. Treasury Notes	4.500%	05/31/29	$4,500,000	$4,563,809
U.S. Treasury Notes	4.125%	11/15/32	2,560,000	2,540,700
U.S. Treasury Notes	4.000%	02/15/34	2,000,000	1,956,875
U.S. Treasury Notes	4.375%	05/15/34	8,880,000	8,943,825
				18,005,209
U.S. Treasury Bonds — 7.4%
U.S. Treasury Bonds	4.000%	11/15/42	4,875,000	4,545,938
U.S. Treasury Bonds	3.875%	05/15/43	4,750,000	4,331,963
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	5,120,801
U.S. Treasury Bonds	4.000%	11/15/52	5,180,000	4,763,779
U.S. Treasury Bonds	4.125%	08/15/53	2,480,000	2,332,363
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	5,250,062
U.S. Treasury Bonds	4.625%	05/15/54	10,790,000	11,051,319
U.S. Treasury Bonds	4.250%	08/15/54	1,250,000	1,203,906
				38,600,131
Total U.S. Government & Agencies
(Cost $56,891,946)				$56,605,340

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Federal Home Loan Mortgage Corporation — 1.5%
FHLMC, Pool #SD8275	4.500%	12/01/52	$2,662,510	$2,531,648
FHLMC, Pool #SD8288	5.000%	01/01/53	2,589,401	2,519,282
FHLMC, Pool #SD2605	5.500%	04/01/53	2,617,113	2,596,286
				7,647,216
Federal National Mortgage Association — 1.1%
FNMA, Pool #FS3394	4.000%	10/01/52	2,787,776	2,584,137
FNMA, Pool #MA5192	6.500%	11/01/53	3,279,335	3,346,742
				5,930,879
Total Collateralized Mortgage Obligations
(Cost $13,673,641)				$13,578,095

CONVERTIBLE BONDS — 5.8%
Consumer Discretionary — 1.1%
Live Nation Entertainment, Inc.	3.125%	01/15/29	$2,175,000	$2,766,407
Meritage Homes Corporation, 144A	1.750%	05/15/28	2,680,000	2,844,820
				5,611,227
Energy — 0.4%
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	2,253,225

Health Care — 1.6%
Exact Sciences Corporation	0.375%	03/15/27	2,273,000	2,191,172
Integer Holdings Corporation	2.125%	02/15/28	2,575,000	3,908,849
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,100,000	2,718,450
				8,818,471

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

CONVERTIBLE BONDS — continued
	Coupon	Maturity	Par Value	Value
Real Estate — 0.5%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	$2,045,000	$2,442,753

Technology — 0.8%
Akamai Technologies, Inc.	0.125%	05/01/25	3,583,000	3,987,879

Utilities — 1.4%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	3,640,305
NextEra Energy Capital Holdings, Inc., 144A	3.000%	03/01/27	2,920,000	3,622,260
				7,262,565
Total Convertible Bonds
(Cost $27,322,393)				$30,376,120

CORPORATE BONDS — 29.3%
Communications — 2.8%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$3,050,000	$2,925,224
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,430,323
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,676,576
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	2,585,000	2,455,594
Level 3 Financing, Inc., 144A	10.500%	05/15/30	1,750,000	1,908,900
				14,396,617
Consumer Discretionary — 0.3%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,810,000	1,762,081

Consumer Staples — 1.5%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,108,573
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,720,000	3,862,015
				7,970,588
Energy — 3.9%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,987,226
Diamondback Energy, Inc.	5.900%	04/18/64	2,490,000	2,411,933
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	4,455,000	4,528,552
Sempra Energy	5.500%	08/01/33	4,040,000	4,123,225
Sempra Energy	6.400%	10/01/54	2,430,000	2,422,791
TransCanada Trust	5.600%	03/07/82	2,918,000	2,785,413
				20,259,140
Financials — 13.7%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,314,502
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,349,895
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,503,273
Barclays plc	7.385%	11/02/28	2,845,000	3,027,432
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,255,900
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	2,560,000	2,843,499
Citigroup, Inc. (a)	6.174%	05/25/34	2,065,000	2,140,049
Citigroup, Inc. (a)(b)	7.200%	12/31/49	3,330,000	3,465,707
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,824,362

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Financials — continued
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	$1,925,000	$2,026,286
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,625,224
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,369,026
JPMorgan Chase & Company (a)	5.299%	07/24/29	3,396,000	3,446,532
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,247,930
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,484,416
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	1,830,000	1,856,506
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,061,115
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,973,222
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,476,900
Sixth Street Lending Partners, 144A	5.750%	01/15/30	2,085,000	2,032,452
State Street Corporation (a)(b)	6.700%	12/31/49	5,470,000	5,632,530
U.S. Bancorp (a)(b)	3.700%	12/31/49	4,025,000	3,773,432
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,629,324
				71,359,514
Health Care — 1.5%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,675,000	2,868,129
Flex Ltd.	6.000%	01/15/28	2,735,000	2,803,114
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,218,240
				7,889,483
Industrials — 0.6%
Regal Rexnord Corporation	6.300%	02/15/30	3,050,000	3,157,603

Materials — 1.0%
Celanese US Holdings, LLC	6.350%	11/15/28	5,200,000	5,379,442

Real Estate — 0.9%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,445,125
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,000,000	2,331,611
				4,776,736
Technology — 1.5%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,717,710
Oracle Corporation	6.900%	11/09/52	2,075,000	2,388,977
TIBCO Software, Inc., 144A	6.500%	03/31/29	3,675,000	3,588,248
				7,694,935
Utilities — 1.6%
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	3,090,000	3,236,092
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	2,166,000	1,983,987
Southern Company, Series 2023E	5.700%	03/15/34	2,770,000	2,880,642
				8,100,721
Total Corporate Bonds
(Cost $146,372,210)				$152,746,860

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

COMMON STOCKS — 43.9%
	Shares	Value
Communications — 0.7%
Internet Media & Services — 0.7%
Alphabet, Inc. - Class A	22,802	$3,901,650

Consumer Discretionary — 3.8%
Apparel & Textile Products — 1.1%
Tapestry, Inc.	116,642	5,534,663

E-Commerce Discretionary — 0.6%
JD.com, Inc. - ADR	75,842	3,080,702

Leisure Facilities & Services — 0.5%
Domino’s Pizza, Inc.	6,743	2,789,781

Retail - Discretionary — 1.6%
Lowe’s Companies, Inc.	31,330	8,203,134

Consumer Staples — 1.8%
Retail - Consumer Staples — 1.8%
Walmart, Inc.	117,434	9,623,716

Energy — 4.1%
Oil & Gas Producers — 3.3%
Chord Energy Corporation	39,913	4,993,116
Energy Transfer, L.P.	591,931	9,755,023
Hess Corporation	18,045	2,426,692
		17,174,831
Oil & Gas Services & Equipment — 0.8%
Schlumberger Ltd.	106,074	4,250,385

Financials — 6.8%
Banking — 3.3%
JPMorgan Chase & Company	53,263	11,820,125
Wells Fargo & Company	80,085	5,199,118
		17,019,243
Institutional Financial Services — 1.8%
Goldman Sachs Group, Inc. (The)	18,117	9,380,801

Insurance — 0.8%
American International Group, Inc.	56,761	4,307,025

Specialty Finance — 0.9%
Discover Financial Services	31,365	4,655,507

Health Care — 4.1%
Biotech & Pharma — 1.7%
Gilead Sciences, Inc.	97,287	8,641,031
COMMON STOCKS — continued
	Shares	Value
Health Care — continued
Medical Equipment & Devices — 2.4%
Abbott Laboratories	38,698	$4,387,192
Becton, Dickinson & Company	16,764	3,915,903
Medtronic plc	51,840	4,626,720
		12,929,815
Industrials — 4.3%
Aerospace & Defense — 0.8%
General Dynamics Corporation	14,687	4,282,876

Diversified Industrials — 1.2%
Honeywell International, Inc.	29,886	6,146,952

Electrical Equipment — 1.0%
Littelfuse, Inc.	20,519	5,019,563

Transportation & Logistics — 1.3%
FedEx Corporation	24,885	6,814,758

Materials — 1.3%
Metals & Mining — 1.3%
Barrick Gold Corporation	133,015	2,569,850
Glencore plc - ADR	405,752	4,236,051
		6,805,901
Real Estate — 5.9%
REITs — 5.9%
Crown Castle, Inc.	50,060	5,380,949
Essex Property Trust, Inc.	15,308	4,345,329
Federal Realty Investment Trust	39,171	4,341,714
NNN REIT, Inc.	80,312	3,488,753
PotlatchDeltic Corporation	88,935	3,697,028
Public Storage	12,297	4,046,451
Ventas, Inc.	84,489	5,533,185
		30,833,409
Technology — 8.4%
Semiconductors — 1.9%
Micron Technology, Inc.	28,855	2,875,401
NVIDIA Corporation (d)	29,248	3,882,965
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	17,562	3,346,263
		10,104,629
Software — 2.7%
Microsoft Corporation	26,434	10,741,456
Salesforce, Inc. (d)	10,446	3,043,651
		13,785,107

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

COMMON STOCKS — continued
	Shares	Value
Technology — continued
Technology Hardware — 2.4%
Apple, Inc.	33,971	$7,674,389
Cisco Systems, Inc.	81,609	4,469,725
		12,144,114
Technology Services — 1.4%
International Business Machines Corporation	34,382	7,107,447

Utilities — 2.7%
Electric Utilities — 2.7%
Alliant Energy Corporation	55,778	3,346,680
Enterprise Products Partners, L.P.	149,667	4,289,456
WEC Energy Group, Inc.	68,470	6,540,939
		14,177,075
Total Common Stocks
(Cost $177,441,227)		$228,714,115

EXCHANGE-TRADED FUNDS — 3.9%
iShares Core S&P Mid-Cap ETF	86,918	$5,380,224
JPMorgan Equity Premium Income ETF	113,097	6,637,663
JPMorgan Nasdaq Equity Premium Income ETF	152,337	8,314,554
Total Exchange-Traded Funds
(Cost $18,097,834)		$20,332,441

PREFERRED STOCKS — 2.8%
Industrials — 0.7%
Aerospace & Defense — 0.7%
Boeing Company (The), 6.00%, 10/15/2027 (c)	71,350	$3,833,636

Materials — 0.4%
Chemicals — 0.4%
Albemarle Corporation, 7.25%, 03/01/2027	41,387	1,852,068

Technology — 1.2%
Technology Hardware — 1.2%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027 (c)	105,200	6,085,820

Utilities — 0.5%
Electric Utilities — 0.5%
NextEra Energy, Inc., 7.23%, 11/01/2027 (c)	55,400	2,700,750

Total Preferred Stocks
(Cost $13,941,211)		$14,472,274
MONEY MARKET FUNDS — 0.3%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (e) (Cost $1,593,085)	1,593,085	$1,593,085

Investments at Value — 99.5%
(Cost $455,333,547)		$518,418,330

Other Assets in Excess of Liabilities — 0.5%		2,914,980

Net Assets — 100.0%		$521,333,310

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $45,648,067 as of October 31, 2024, representing 8.8% of net assets.

ADR - American Depositary Receipt

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A.B. de C.V. - Societa per azioni

SOFR - Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security has a perpetual maturity date.

(c)	Non-income producing security.

(d)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2024 was $6,926,616.

(e)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
NVIDIA Corporation, 12/20/24	$142.00	292	$3,876,592	$237,980
Salesforce, Inc., 12/20/24	300.00	100	2,913,700	130,500
Total Written Option Contracts
(Premiums $287,520)			$6,790,292	$368,480

The average monthly notional value of written option contracts during the year ended October 31, 2024 was $1,499,153.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 5.8%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 5.8%
U.S. Treasury Bonds	3.000%	08/15/52	$1,200,000	$910,922
U.S. Treasury Bonds	4.750%	11/15/53	1,800,000	1,878,750
U.S. Treasury Bonds	4.250%	02/15/54	2,950,000	2,838,453
Total U.S. Government & Agencies
(Cost $5,680,736)				$5,628,125

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corporation — 1.5%
FHLMC, Pool #SD8275	4.500%	12/01/52	$496,704	$472,291
FHLMC, Pool #SD8288	5.000%	01/01/53	483,296	470,208
FHLMC, Pool #SD2605	5.500%	04/01/53	490,709	486,804
				1,429,303
Federal National Mortgage Association — 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	520,994	482,937

Total Collateralized Mortgage Obligations
(Cost $1,941,282)				$1,912,240

CORPORATE BONDS — 61.7%
Communications — 9.3%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$360,000	$345,272
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,000,133
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,050,390
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	1,420,000	1,348,915
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	975,235
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	1,050,000	1,036,337
DISH Network Corporation, 144A	11.750%	11/15/27	1,000,000	1,052,617
Level 3 Financing, Inc., 144A	10.500%	05/15/30	1,000,000	1,090,800
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	656,101
Vodafone Group plc	4.875%	06/19/49	500,000	441,669
				8,997,469
Consumer Discretionary — 5.5%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	750,000	646,653
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	570,000	554,909
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	651,029
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,082,979
Magic Mergeco, Inc., 144A	5.250%	05/01/28	500,000	359,691
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,052,694
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	969,583
				5,317,538
Consumer Staples — 1.2%
BAT Capital Corporation	7.750%	10/19/32	552,000	634,209
US Foods, Inc., 144A	6.875%	09/15/28	531,000	545,874
				1,180,083

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Energy — 9.3%
CVR Energy, Inc., 144A	8.500%	01/15/29	$1,000,000	$969,810
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	445,578
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	825,000	838,621
FTAI Infra Escrow Holdings, LLC, 144A	10.500%	06/01/27	1,000,000	1,067,513
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	510,153
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	998,373
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,088,707
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,007,314
Paratus Energy Services Ltd.	9.500%	06/27/29	200,000	199,469
Sempra Energy	5.500%	08/01/33	785,000	801,171
Sempra Energy (a)	6.400%	10/01/54	450,000	448,665
Summit Midstream Holdings, LLC, 144A	8.625%	10/31/29	100,000	103,327
TransCanada Trust	5.600%	03/07/82	478,000	456,281
				8,934,982
Financials — 10.3%
Ally Financial, Inc.	6.992%	06/13/29	590,000	615,923
Ares Capital Corporation	7.000%	01/15/27	735,000	759,424
Avation Capital S.A., 144A	8.250%	10/31/26	1,250,000	1,178,763
Barclays plc	7.385%	11/02/28	515,000	548,024
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,016,060
Blue Owl Credit Income Corporation, 144A	5.800%	03/15/30	500,000	485,690
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	599,991
Hercules Capital, Inc.	2.625%	09/16/26	422,000	399,755
HSBC Holdings plc	6.547%	06/20/34	665,000	704,765
HSBC Holdings plc (b)	8.000%	12/31/49	615,000	645,300
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	396,674
Jackson Financial, Inc.	4.000%	11/23/51	500,000	361,256
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	450,000	456,518
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	517,296
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	230,000	233,478
Sixth Street Lending Partners, 144A	5.750%	01/15/30	500,000	487,399
State Street Corporation (a)(b)	6.700%	12/31/49	475,000	489,114
				9,895,430
Health Care — 1.9%
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,005,000	1,077,559
Flex Ltd.	6.000%	01/15/28	745,000	763,554
				1,841,113
Industrials — 8.8%
BLH Escrow 1, LLC, 144A	11.000%	01/31/30	1,000,000	901,495
Boeing Company (The)	5.805%	05/01/50	1,000,000	943,963
CoreCivic, Inc.	8.250%	04/15/29	1,000,000	1,050,186
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,046,433
GEO Group, Inc.	10.250%	04/15/31	667,000	714,823
Macquarie AirFinance Holdings Ltd., 144A	8.375%	05/01/28	1,000,000	1,050,752
Manitowoc Company, Inc., 144A	9.250%	10/01/31	250,000	254,062

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Industrials — continued
Rand Parent, LLC, 144A	8.500%	02/15/30	$500,000	$498,842
Regal Rexnord Corporation	6.300%	02/15/30	1,000,000	1,035,280
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,014,983
				8,510,819
Materials — 2.1%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	1,000,000	999,473
Rayonier AM Products, Inc., 144A	7.625%	01/15/26	1,000,000	1,001,800
				2,001,273
Real Estate — 7.8%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	796,873
Iron Mountain, Inc., 144A	5.000%	07/15/28	500,000	487,304
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,028,227
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	971,504
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	997,649
Office Properties Income Trust, 144A	9.000%	09/30/29	1,000,000	843,986
Service Properties Trust	8.875%	06/15/32	1,500,000	1,397,021
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	979,513
				7,502,077
Technology — 2.9%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	447,075
Oracle Corporation	6.900%	11/09/52	320,000	368,421
Raven Acquisition Holdings, LLC, 144A	6.875%	11/15/31	1,000,000	996,797
Sabre Global, Inc., 144A	11.250%	12/15/27	1,000,000	1,031,012
				2,843,305
Utilities — 2.6%
Altice France S.A., 144A	8.125%	02/01/27	1,000,000	828,285
Consolidated Edison Company, Inc.	3.850%	06/15/46	750,000	589,255
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	570,000	596,949
Talen Energy Supply, LLC, 144A	8.625%	06/01/30	500,000	539,365
				2,553,854
Total Corporate Bonds
(Cost $59,831,789)				$59,577,943

FOREIGN GOVERNMENTS — 0.7%
Republic of South Africa Government Bonds (Cost $695,000)	5.875%	04/20/32	$695,000	$667,325

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

COMMON STOCKS — 24.0%
	Shares	Value
Consumer Discretionary — 1.9%
Retail - Discretionary — 1.9%
Lowe’s Companies, Inc.	3,820	$1,000,191
TJX Companies, Inc. (The)	7,473	844,673
		1,844,864
Consumer Staples — 1.8%
Retail - Consumer Staples — 1.2%
Walmart, Inc.	13,788	1,129,927

Tobacco & Cannabis — 0.6%
Altria Group, Inc.	11,860	645,895

Energy — 1.6%
Oil & Gas Producers — 1.6%
Chord Energy Corporation	3,689	461,494
Devon Energy Corporation	7,532	291,337
Energy Transfer, L.P.	49,760	820,045
		1,572,876
Financials — 3.4%
Banking — 1.8%
Sumitomo Mitsui Financial Group, Inc. - ADR	42,696	545,228
Truist Financial Corporation	13,808	594,434
Wells Fargo & Company	8,824	572,854
		1,712,516
Institutional Financial Services — 1.1%
Goldman Sachs Group, Inc. (The)	2,026	1,049,042

Specialty Finance — 0.5%
Discover Financial Services	3,455	512,826

Health Care — 1.8%
Biotech & Pharma — 1.3%
Amgen, Inc.	1,418	453,987
Gilead Sciences, Inc.	9,054	804,176
		1,258,163
Medical Equipment & Devices — 0.5%
Abbott Laboratories	4,092	463,910

Industrials — 1.3%
Aerospace & Defense — 0.7%
General Dynamics Corporation	2,317	675,660

Transportation & Logistics — 0.6%
FedEx Corporation	2,023	553,999
COMMON STOCKS — continued
	Shares	Value
Materials — 0.8%
Metals & Mining — 0.8%
Barrick Gold Corporation	24,271	$468,916
Glencore plc - ADR	31,109	324,778
		793,694
Real Estate — 4.8%
REITs — 4.8%
Crown Castle, Inc.	4,315	463,819
Essex Property Trust, Inc.	1,704	483,697
Federal Realty Investment Trust	4,239	469,851
NNN REIT, Inc.	13,367	580,663
PotlatchDeltic Corporation	16,647	692,016
Public Storage	1,912	629,163
Urban Edge Properties	30,193	671,492
Ventas, Inc.	9,147	599,037
		4,589,738
Technology — 4.9%
Semiconductors — 0.5%
NVIDIA Corporation (c)	3,600	477,936

Software — 1.5%
Microsoft Corporation	2,128	864,713
Salesforce, Inc. (c)	1,952	568,754
		1,433,467
Technology Hardware — 1.9%
Apple, Inc.	4,785	1,080,979
Cisco Systems, Inc.	13,602	744,982
		1,825,961
Technology Services — 1.0%
International Business Machines Corporation	4,997	1,032,980

Utilities — 1.7%
Electric Utilities — 1.7%
Alliant Energy Corporation	8,891	533,460
Enterprise Products Partners, L.P.	19,749	566,006
WEC Energy Group, Inc.	5,495	524,938
		1,624,404
Total Common Stocks
(Cost $18,490,671)		$23,197,858

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

EXCHANGE-TRADED FUNDS — 2.5%
	Shares	Value
JPMorgan Equity Premium Income ETF	11,793	$692,131
JPMorgan Nasdaq Equity Premium Income ETF	21,700	1,184,386
Westwood Salient Enhanced Energy Income ETF (d)	21,836	494,588
Total Exchange-Traded Funds
(Cost $2,135,399)		$2,371,105

PREFERRED STOCKS — 2.3%
Industrials — 0.7%
Aerospace & Defense — 0.7%
Boeing Company (The), 6.00%, 10/15/2027 (e)	13,350	$717,295

Materials — 0.4%
Chemicals — 0.4%
Albemarle Corporation, 7.25%, 03/01/2027	7,715	345,246

Real Estate — 0.5%
REITs — 0.5%
Vinebrook Homes Trust, Inc., 9.50% - Series B (e)(f)	20,000	500,000

Technology — 0.7%
Technology Hardware — 0.7%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027 (e)	11,850	685,523

Total Preferred Stocks
(Cost $2,198,984)		$2,248,064

WARRANTS — 0.1%
Communications — 0.1%
Publishing & Broadcasting — 0.1%
Audacy 2nd Lien Warrants (f)	906	$—
Audacy 2nd Lien Warrants (f)	5,433	—
Audacy Special Warrants (f)	4,483	103,109
Total Warrants
(Cost $103,500)		$103,109
MONEY MARKET FUNDS — 1.2%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (g) (Cost $1,168,062)	1,168,062	$1,168,062

Investments at Value — 100.3%
(Cost $92,245,423)		$96,873,831

Liabilities in Excess of Other Assets - (0.3%)		(312,786)

Net Assets — 100.0%		$96,561,045

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,092,763 as of October 31, 2024, representing 35.3% of net assets.

ADR - American Depositary Receipt

plc - Public Limited Company

REIT- Real Estate Investment Trust

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SOFR - Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security has a perpetual maturity date.

(c)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2024 was $1,046,690.

(d)	Affiliated fund.

(e)	Non-income producing security.

(f)	Level 3 security in accordance with fair value hierarchy.

(g)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
NVIDIA Corporation, 12/20/24	$142.00	36	$477,936	$29,340
Salesforce, Inc., 12/20/24	300.00	18	524,466	23,490
Total Written Option Contracts
(Premiums $40,075)			$1,002,402	$52,830

The average monthly notional value of written option contracts during the year ended October 31, 2024 was $238,747.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 81.6%
	Coupon	Maturity	Par Value	Value
Communications — 3.8%
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	$1,000,000	$1,106,701
Trip.com Group Ltd., 144A	0.750%	06/15/29	1,000,000	1,178,000
Uber Technologies, Inc., 144A	0.875%	12/01/28	2,000,000	2,410,000
				4,694,701
Consumer Discretionary — 12.8%
Alibaba Group Holding Ltd., 144A	0.500%	06/01/31	2,000,000	2,306,000
Etsy, Inc.	0.125%	10/01/26	1,000,000	962,000
Ford Motor Company	0.000%	03/15/26	2,000,000	1,942,000
JD.com, Inc., 144A	0.250%	06/01/29	2,000,000	2,281,000
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,543,822
Meritage Homes Corporation, 144A	1.750%	05/15/28	1,500,000	1,592,250
Royal Caribbean Cruises Ltd.	6.000%	08/15/25	1,000,000	4,152,500
				15,779,572
Consumer Staples — 1.9%
Post Holdings, Inc.	2.500%	08/15/27	2,000,000	2,286,000

Energy — 5.1%
CMS Energy Corporation *	3.375%	05/01/28	2,000,000	2,123,000
Enphase Energy, Inc.	0.000%	03/01/28	1,000,000	837,000
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	3,350,950
				6,310,950
Financials — 2.4%
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	2,500,000	2,481,250
RWT Holdings, Inc.	5.750%	10/01/25	500,000	500,000
				2,981,250
Health Care — 16.4%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,500,000	2,850,000
Dexcom, Inc.	0.375%	05/15/28	2,000,000	1,764,000
Exact Sciences Corporation	0.375%	03/01/28	2,000,000	1,859,000
Halozyme Therapeutics, Inc.	1.000%	08/15/28	2,250,000	2,480,625
Ionis Pharmaceuticals, Inc.	1.750%	06/15/28	1,000,000	1,011,000
Jazz Investments I Ltd.	2.000%	06/15/26	1,500,000	1,481,250
Lantheus Holdings, Inc., 144A *	2.625%	12/15/27	2,500,000	3,858,750
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,500,000	3,236,250
Sarepta Therapeutics, Inc.	1.250%	09/15/27	1,500,000	1,692,000
				20,232,875
Industrials — 11.4%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	1,500,000	1,592,339
Axon Enterprise, Inc. *	0.500%	12/15/27	2,500,000	4,722,500
Fluor Corporation	1.125%	08/15/29	2,000,000	2,611,000
Itron, Inc., 144A	1.375%	07/15/30	1,000,000	1,089,636
Tetra Tech, Inc. *	2.250%	08/15/28	1,500,000	2,019,000
ZTO Express Cayman, Inc.	1.500%	09/01/27	2,000,000	2,063,000
				14,097,475
Materials — 2.2%
MP Materials Corporation, 144A	0.250%	04/01/26	3,000,000	2,774,805

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

CONVERTIBLE BONDS — continued
	Coupon	Maturity	Par Value	Value
Technology — 23.5%
Akamai Technologies, Inc.	0.375%	09/01/27	$2,000,000	$2,056,000
Bentley Systems, Inc.	0.125%	01/15/26	2,000,000	1,969,000
Box, Inc., 144A	1.500%	09/15/29	1,500,000	1,470,750
Digital Ocean Holdings, Inc.	0.000%	12/01/26	500,000	442,350
Dropbox, Inc.	0.000%	03/01/28	2,000,000	1,923,750
Lumentum Holdings, Inc. *	0.500%	12/15/26	2,000,000	1,966,000
Microchip Technology, Inc., 144A	0.750%	06/01/30	2,000,000	1,925,000
MKS Instruments, Inc., 144A	1.250%	06/01/30	1,000,000	961,500
MongoDB, Inc.	0.250%	01/15/26	1,900,000	2,537,450
ON Semiconductor Corporation	0.500%	03/01/29	2,500,000	2,495,750
Pegasystems, Inc.	0.750%	03/01/25	1,000,000	981,500
Progress Software Corporation	1.000%	04/15/26	2,000,000	2,385,000
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	952,667
Shift4 Payments, Inc.	0.500%	08/01/27	2,000,000	2,045,000
Tyler Technologies, Inc.	0.250%	03/15/26	2,000,000	2,521,000
Vishay Intertechnology, Inc.	2.250%	09/15/30	1,000,000	876,500
Workiva, Inc.	1.250%	08/15/28	1,500,000	1,417,050
				28,926,267
Utilities — 2.1%
Ormat Technologies, Inc.	2.500%	07/15/27	1,000,000	1,047,500
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	1,500,000	1,566,000
				2,613,500
Total Convertible Bonds
(Cost $90,768,026)				$100,697,395

CORPORATE BONDS — 14.1%
Communications — 1.2%
Expedia Group, Inc.	0.000%	02/15/26	$1,500,000	$1,445,250

Consumer Discretionary — 1.6%
RLJ Lodging Trust, L.P., 144A	3.750%	07/01/26	2,000,000	1,936,876

Energy — 0.9%
FTAI Infra Escrow Holdings, LLC, 144A	10.500%	06/01/27	1,000,000	1,067,513

Financials — 6.0%
Aircastle Ltd., 144A	5.250%	08/11/25	1,200,000	1,199,119
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,792,654
Blackstone Private Credit Fund	7.050%	09/29/25	1,090,000	1,107,505
MidCap Financial Investment Corporation	5.250%	03/03/25	1,000,000	993,093
Starwood Property Trust, Inc., 144A	3.750%	12/31/24	2,400,000	2,389,611
				7,481,982
Industrials — 1.3%
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,569,650

Materials — 0.8%
Celanese US Holdings, LLC	6.350%	11/15/28	915,000	946,575

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Real Estate — 1.6%
Iron Mountain, Inc., 144A	5.000%	07/15/28	$1,000,000	$974,608
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,162,291
				2,136,899
Technology — 0.7%
TIBCO Software, Inc., 144A	6.500%	03/31/29	825,000	805,525

Total Corporate Bonds
(Cost $17,000,881)				$17,390,270

COMMON STOCKS — 1.1%
			Shares	Value
Technology — 1.1%
Semiconductors — 0.6%
NVIDIA Corporation (a)			5,000	$663,800

Software — 0.5%
Salesforce, Inc. (a)			2,200	641,014

Total Common Stocks
(Cost $1,209,527)				$1,304,814

MONEY MARKET FUNDS — 3.6%
First American Government Obligations Fund - Class U, 4.80% (b) (Cost $4,444,075)			4,444,075	$4,444,075

Investments at Value — 100.4% (Cost $113,422,509)				$123,836,554

Liabilities in Excess of Other Assets — (0.4%)				(451,820)

Net Assets — 100.0%				$123,384,734

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,837,191 as of October 31, 2024, representing 32.3% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the fund.

(a)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2024 was $1,304,814.

(b)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

A list of open OTC swap agreements as of October 31, 2024, is as follows:

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
Short Positions
(6,600)	Advanced Energy Industries, Inc.	$(705,389)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	$(9,781)
(6,900)	Akamai Technologies, Inc.	(712,701)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	16,579
(11,500)	Alibaba Group Holding Ltd.	(1,171,160)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	46,728
(5,900)	Alnylam Pharmaceuticals, Inc.	(1,695,424)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	125,708
(9,400)	Axon Enterprise, Inc.	(4,080,728)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	107,446
(7,800)	Bentley Systems, Inc.	(389,922)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	14,222
(19,500)	Box, Inc.	(638,235)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	20,106
(13,500)	CMS Energy Corporation	(949,050)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	11,087
(3,700)	DexCom, Inc.	(265,143)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	4,811
(25,500)	Dropbox, Inc.	(669,885)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	11,961
(1,000)	Enphase Energy, Inc.	(92,040)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	9,172
(4,000)	Etsy, Inc.	(205,760)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(137)
(4,600)	Exact Sciences Corporation	(321,770)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	5,293
(1,200)	Expedia Group, Inc.	(181,440)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(5,793)
(25,500)	Fluor Corporation	(1,290,626)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(40,196)
(43,000)	Ford Motor Company	(467,997)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	26,437
(26,800)	Halozyme Therapeutics, Inc.	(1,442,376)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	89,793
(11,200)	Ionis Pharmaceuticals, Inc.	(423,808)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(5,369)
(4,400)	Itron, Inc.	(480,084)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(10,764)
(3,000)	Jazz Pharmaceuticals plc	(351,840)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	22,407
(25,700)	JD.com, Inc.	(1,032,112)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(9,835)
(23,500)	Lantheus Holdings, Inc.	(2,631,060)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	54,732
(6,300)	Liberty Media Corporation -Liberty Formula One	(503,370)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	1,318
(12,300)	Live Nation Entertainment, Inc.	(1,418,805)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(19,368)
(8,100)	Lumentum Holdings, Inc.	(539,298)	4.26% OBFR 4.83% minus 57bp	05/16/2025	BNP Paribas	22,908
(18,100)	Merit Medical Systems, Inc.	(1,730,323)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(52,358)
(3,700)	Meritage Homes Corporation	(725,107)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	55,913
(5,500)	Microchip Technology, Inc.	(413,765)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	11,003
(3,600)	MKS Instruments, Inc.	(374,292)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	17,403
(7,900)	MongoDB, Inc.	(2,207,824)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	75,286
(52,700)	Northern Oil & Gas, Inc.	(1,981,520)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	75,022
(13,100)	ON Semiconductor Corporation	(908,092)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(13,632)
(6,300)	Ormat Technologies, Inc.	(485,226)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(11,694)
(13,800)	Post Holdings, Inc.	(1,596,246)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	92,128
(23,100)	PPL Corporation	(747,054)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(3,687)
(22,700)	Progress Software Corporation	(1,512,274)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	60,254
(6,700)	Rapid7, Inc.	(269,876)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(434)
(19,000)	Royal Caribbean Cruises Ltd.	(3,846,202)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(67,432)

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS — continued
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
(4,800)	Sarepta Therapeutics, Inc.	$(593,904)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	$(9,787)
(6,300)	Shift4 Payments, Inc.	(593,019)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	24,354
(24,000)	Tetra Tech, Inc.	(1,177,440)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	6,518
(9,800)	Trip.com Group Ltd.	(568,596)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(61,462)
(3,100)	Tyler Technologies, Inc.	(1,863,255)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	(10,596)
(19,800)	Uber Technologies, Inc.	(1,469,901)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	43,604
(13,200)	Vishay Intertechnology, Inc.	(239,052)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	15,626
(4,000)	Workiva, Inc.	(325,320)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	6,887
(30,900)	ZTO Express Cayman, Inc.	(765,393)	4.48% OBFR 4.83% minus 35bp	05/16/2025	BNP Paribas	52,748
Total Short Positions						$795,129

Total swap agreements at value (assets)						$1,127,454
Total swap agreements at value (liabilities)						(332,325)
Net swap agreements at value						$795,129

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for Swap Contracts for the year ended October 31, 2024 was $(38,416,286).

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
NVIDIA Corporation, 01/17/25	$140.00	50	$663,800	$54,500
Salesforce, Inc., 12/20/24	300.00	22	641,014	28,710
Total Written Option Contracts
(Premiums $44,511)			$1,304,814	$83,210

The average monthly notional value of written option contracts during the year ended October 31, 2024 was $305,617.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
AFFILIATED EXCHANGE-TRADED FUNDS — 4.6%
	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$10,897,303
Westwood Salient Enhanced Midstream Income ETF	1,611,112	41,842,512
Total Affiliated Exchange-Traded Funds (Cost $51,272,530)		$52,739,815

MASTER LIMITED PARTNERSHIPS — 24.2% (a)
Crude & Refined Products — 8.7%
Delek Logistics Partners, L.P. (b)	480,010	$18,513,986
Genesis Energy, L.P.	2,098,868	23,738,197
MPLX,L.P.	1,282,547	56,970,737
		99,222,920
Gathering & Processing — 8.1%
Western Midstream Partners, L.P. (b)	2,456,027	92,665,899

Natural Gas Liquids Infrastructure — 7.4%
Energy Transfer, L.P.	3,871,948	63,809,703
Enterprise Products Partners, L.P.	756,398	21,678,367
		85,488,070
Total Master Limited Partnerships
(Cost $179,410,694)		$277,376,889

MLP RELATED COMPANIES — 70.8%
Crude & Refined Products — 10.7%
Enbridge, Inc.	786,898	$31,790,679
Gibson Energy, Inc.	1,063,150	17,638,356
Plains GP Holdings, L.P. - Class A	3,858,431	66,365,014
South Bow Corporation (c)	290,942	7,261,912
		123,055,961
Exploration & Production — 0.5%
Diamondback Energy, Inc.	33,387	5,901,820

Gathering & Processing — 22.4%
Antero Midstream Corporation	2,959,712	42,531,061
DT Midstream, Inc.	619,387	55,837,737
EMG Utica I Offshore Co-Investment, L.P. *(d)(e)(f )	16,000,000	18,054,400
EnLink Midstream, LLC	1,852,734	27,494,573
Hess Midstream, L.P. - Class A (b)	1,134,241	39,301,451
Kinetik Holdings, Inc. (b)	385,353	18,755,131
Targa Resources Corporation (b)	336,510	56,183,709
		258,158,062
MLP RELATED COMPANIES — continued
	Shares	Value
Liquefied Natural Gas — 7.0%
Cheniere Energy, Inc. (b)	392,862	$75,185,930
NextDecade Corporation (c)	814,579	4,757,141
		79,943,071
Natural Gas Liquids Infrastructure — 11.8%
Keyera Corporation	1,520,994	46,710,743
ONEOK, Inc.	579,337	56,126,169
Pembina Pipeline Corporation	778,682	32,541,121
		135,378,033
Natural Gas Pipelines — 17.2%
Kinder Morgan, Inc.	1,764,274	43,242,356
TC Energy Corporation (b)	1,491,784	69,382,874
Williams Companies, Inc. (The)	1,615,473	84,602,320
		197,227,550
Renewable Energy Infrastructure — 1.2%
Eaton Corporation plc (b)	6,792	2,252,091
First Solar, Inc. (b)(c)	21,661	4,212,631
GE Vernova, Inc. (b)(c)	14,818	4,469,999
NEXTracker, Inc. - Class A (c)	33,031	1,315,294
Quanta Services, Inc.	3,707	1,118,142
		13,368,157
Total MLP Related Companies
(Cost $535,738,327)		$813,032,654

SPECIAL PURPOSE ACQUISITION COMPANY — 0.0% (g)
Renewable Energy Infrastructure — 0.0% (g)
TortoiseEcofin Acquisition Corporation III -Founder Shares (c)(d)(e)(h) (Cost $315)	104,850	$315

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2024

MONEY MARKET FUNDS — 0.2%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (i) (Cost $2,380,282)	2,380,282	$2,380,282

Investments at Value — 99.8%
(Cost $768,802,148)		$1,145,529,955

Other Assets in Excess of Liabilities — 0.2%		2,526,641

Net Assets — 100.0%		$1,148,056,596

plc - Public Limited Company

*	EMG Utica I Offshore Co-Investment, L.P. is a Co-Investment of MarkWest Utica EMG, LLC.

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option.

(c)	Non-income producing security.

(d)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.

(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees and represents 1.6% of net assets.

(f)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(g)	Percentage rounds to less than 0.1%.

(h)	Level 3 security in accordance with fair value hierarchy.

(i)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Cheniere Energy, Inc., 11/15/24	$195.00	982	$18,793,516	$279,869
Cheniere Energy, Inc., 11/15/24	200.00	392	7,502,096	35,672
Delek Logistics Partners, L.P., 11/15/24	40.00	2,400	9,256,800	60,000
Eaton Corporation plc, 11/15/24	370.00	33	1,094,214	1,221
Eaton Corporation plc, 11/15/24	380.00	34	1,127,372	850
First Solar, Inc., 11/01/24	280.00	53	1,030,744	1,060
GE Vernova, Inc., 11/15/24	320.00	63	1,900,458	39,627
Hess Midstream, L.P., 11/15/24	37.00	5,917	20,502,405	29,585
Kinetik Holdings, Inc., 11/15/24	55.00	385	1,873,795	10,588
Targa Resources Corporation, 11/15/24	180.00	332	5,543,072	35,192
TC Energy Corporation, 11/15/24	50.00	727	3,381,277	12,723
Western Midstream Partners, L.P., 11/15/24	40.00	3,684	13,899,732	73,680
Western Midstream Partners, L.P., 11/15/24	41.00	2,665	10,055,045	26,650
Total Written Option Contracts
(Premiums $596,247)			$95,960,526	$606,717

The average monthly notional value of written option contracts during the ten months ended October 31, 2024 was $140,659,426.

The accompanying notes are an integral part of the financial statements.

WESTWOOD GLOBAL REAL ESTATE FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.8%
	Shares	Value
Australia — 2.8%
GPT Group (The)	75,000	$232,333
Scentre Group	100,000	229,240
		461,573
Canada — 3.4%
Dream Industrial Real Estate Investment Trust	58,559	556,002

Germany — 1.7%
Vonovia SE	8,230	269,806

Hong Kong — 1.5%
Link REIT	52,775	245,907

Japan — 10.9%
Mitsubishi Estate Company Ltd.	40,000	591,519
Sumitomo Realty & Development Company Ltd.	19,011	563,935
Tokyo Tatemono Company Ltd.	37,076	605,442
		1,760,896
Singapore — 1.1%
CapitaLand Investment Ltd.	83,198	175,775

Spain — 2.4%
Inmobiliaria Colonial Socimi S.A.	62,587	379,310

Switzerland — 2.0%
Swiss Prime Site AG	3,000	325,475

United Kingdom — 4.0%
Great Portland Estates plc	110,000	446,170
Segro plc	19,474	197,283
		643,453
United States — 68.0%
Apple Hospitality REIT, Inc.	38,414	567,375
BXP, Inc.	5,385	433,816
Centerspace	9,718	676,956
COPT Defense Properties	25,000	805,000
Crown Castle, Inc.	5,156	554,219
Digital Realty Trust, Inc.	2,500	445,575
Equinix, Inc.	900	817,272
Equity Residential	8,927	628,193
Federal Realty Investment Trust	5,500	609,620
COMMON STOCKS — continued
	Shares	Value
United States — continued
Gaming and Leisure Properties, Inc.	13,400	$672,546
Host Hotels & Resorts, Inc.	23,198	399,933
Hudson Pacific Properties, Inc.	80,000	345,600
Invitation Homes, Inc.	15,000	471,150
Kimco Realty Corporation	27,469	651,565
Outfront Media, Inc.	40,000	710,400
Phillips Edison & Company, Inc.	19,500	737,295
Rexford Industrial Realty, Inc.	14,000	600,460
Ventas, Inc.	13,531	886,145
		11,013,120
Total Common Stocks
(Cost $14,256,072)		$15,831,317

MONEY MARKET FUNDS — 2.3%
First American Government Obligations Fund - Class U, 4.80% (a) (Cost $371,549)	371,549	$371,549

Investments at Value — 100.1%
(Cost $14,627,621)		$16,202,866

Liabilities in Excess of Other Assets — (0.1%)		(12,898)

Net Assets — 100.0%		$16,189,968

AG - Aktiengesellschaft

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	The rate shown is the 7-day effective yield as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 27.9%
	Shares	Value
Financials — 2.5%
Specialty Finance — 2.5%
Blackstone Mortgage Trust, Inc. - Class A	375,000	$6,828,750

Real Estate Investment Trusts (REITs) — 25.4%
Hotels — 6.4%
Apple Hospitality REIT, Inc.	350,000	5,169,500
Gaming and Leisure Properties, Inc.	125,000	6,273,750
Ryman Hospitality Properties, Inc.	60,000	6,423,000
		17,866,250
Industrial — 0.9%
Rexford Industrial Realty, Inc.	60,000	2,573,400

Multi Asset Class — 1.4%
FrontView REIT, Inc. (a)	200,000	3,732,000

Office — 5.2%
BXP, Inc.	80,000	6,444,800
COPT Defense Properties	250,000	8,050,000
		14,494,800
Residential — 6.1%
AvalonBay Communities, Inc.	26,325	5,833,883
Centerspace	90,000	6,269,400
Invitation Homes, Inc.	150,000	4,711,500
		16,814,783
Retail — 2.6%
Getty Realty Corporation	225,000	7,062,750

Specialized — 2.8%
Outfront Media, Inc.	440,892	7,830,242

Total Common Stocks
(Cost $70,414,571)		$77,202,975

PREFERRED STOCKS* — 71.1%
Consumer Discretionary — 3.2%
Home Construction — 3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	500,000	$8,745,000

Financials — 1.5%
Banking — 1.5%
Associated Banc-Corp, 5.63% - Series F	125,000	2,695,000
Associated Banc-Corp, 5.88% - Series E	62,206	1,399,635
		4,094,635
PREFERRED STOCKS* — continued
	Shares	Value
Real Estate Investment Trusts (REITs) — 66.4%
Apartments — 1.6%
Vinebrook Homes Trust, Inc., 9.50% - Series B (a)(b)	180,000	$4,500,000

Data Centers — 4.1%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	6,067,200
DigitalBridge Group, Inc., 7.13% - Series J	28,283	705,661
DigitalBridge Group, Inc., 7.15% - Series I	182,664	4,615,919
		11,388,780
Diversified — 6.7%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	7,734,400
CTO Realty Growth, Inc., 6.38% - Series A	447,333	10,941,765
		18,676,165
Healthcare — 2.9%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,948,789

Hotels — 19.0%
Chatham Lodging Trust, 6.63% - Series A	190,000	4,465,000
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,723,340
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	10,133,644
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	5,644,979
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	2,213,865
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	5,697,500
RLJ Lodging Trust, 7.80% - Series A	375,000	9,697,500
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	3,345,645
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,940,170
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,829,684
		52,691,327
Industrial — 3.5%
LXP Industrial Trust, 6.50% - Series C	190,000	9,764,100

Manufactured Homes — 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	2,111,103

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
OCTOBER 31, 2024

PREFERRED STOCKS* — continued
	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Mortgage — 3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	499,043	$10,854,185

Office — 1.3%
Hudson Pacific Properties, Inc., 4.75% - Series C	245,493	3,581,743

Residential — 2.8%
American Homes 4 Rent, 5.88% - Series G	317,495	7,861,176

Retail — 2.7%
Regency Centers Corporation, 5.88% - Series B	100,000	2,443,000
Regency Centers Corporation, 6.25% - Series A	200,000	5,010,000
		7,453,000
Shopping Centers — 8.2%
Kimco Realty Corporation, 7.25% - Series D	180,000	10,980,000
Saul Centers, Inc., 6.00% - Series E	125,000	2,918,750
Saul Centers, Inc., 6.13% - Series D	381,000	8,801,100
		22,699,850
Specialized — 5.8%
EPR Properties, 5.75% - Series C	31,000	659,060
EPR Properties, 5.75% - Series G	107,775	2,361,351
EPR Properties, 9.00% - Series E	280,000	8,386,000
IQHQ, Inc. (a)(b)	5,000	4,750,000
		16,156,411
Storage — 3.1%
National Storage Affiliates Trust, 6.00% - Series A	370,000	8,539,600

Total Preferred Stocks
(Cost $174,973,172)		$197,065,864
MONEY MARKET FUNDS — 1.3%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (c) (Cost $3,688,961)	3,688,961	$3,688,961

Investments at Value — 100.3%
(Cost $249,076,704)		$277,957,800

Liabilities in Excess of Other Assets — (0.3%)		(720,151)

Net Assets — 100.0%		$277,237,649

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.

(a)	Non-income producing security.

(b)	Level 3 security in accordance with fair value hierarchy.

(c)	The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 67.0%
	Shares	Value
Communication Services Select Sector SPDR Fund	139,503	$12,839,856
Consumer Staples Select Sector SPDR Fund	155,278	12,440,873
Financial Select Sector SPDR Fund	182,314	8,473,955
Health Care Select Sector SPDR Fund	81,753	12,007,063
Invesco S&P 500 Equal Weight ETF	109,777	19,352,587
iShares Russell 2000 ETF	37,342	8,131,594
SPDR S&P 500 ETF Trust	46,824	26,625,999
Utilities Select Sector SPDR Fund	125,461	10,025,589
Total Exchange-Traded Funds
(Cost $102,138,151)		$109,897,516

MONEY MARKET FUNDS — 33.0%
First American Government Obligations Fund - Class U, 4.80% (a) (Cost $54,042,070)	54,042,070	$54,042,070

Investments at Value — 100.0% (Cost $156,180,221)		$163,939,586

Liabilities in Excess of Other Assets — 0.0% (b)		(77,308)

Net Assets — 100.0%		$163,862,278

ETF - Exchange Traded Fund

S&P - Standard & Poor

(a)	The rate shown is the 7-day effective yield as of October 31, 2024.

(b)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL PLUS FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
MONEY MARKET FUNDS — 97.6%
	Shares	Value
First American Government Obligations Fund - Class U, 4.80% (a) (Cost $69,913,385)	69,913,385	$69,913,385

Investments at Value — 97.6%
(Cost $69,913,385)		$69,913,385

Other Assets in Excess of Liabilities — 2.4%		1,734,340

Net Assets — 100.0%		$71,647,725

(a)	The rate shown is the 7-day effective yield as of October 31, 2024.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
Index Futures
E-Mini S&P 500 Futures	125	12/20/2024	$35,865,625	$(536,249)
NASDAQ 100 E-Mini Futures	21	12/20/2024	8,409,135	(251,896)
Total Futures Contracts			$44,274,760	$(788,145)

The average monthly notional value of futures contracts during the year ended October 31, 2024 was $23,811,640.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

				Westwood	Westwood
	Westwood		Westwood	Quality	Quality
	Quality Value		Quality MidCap	SMidCap	SmallCap
	Fund		Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities:
At cost	$153,641,992		$1,715,466	$92,928,700	$931,692,380
At value (Note 2)	$213,209,297		$1,992,246	$104,688,783	$1,102,317,376
Receivable for capital shares sold	779		—	676	175,037
Receivable for investment securities sold	—		20,668	—	—
Dividends and interest receivable	114,886		592	31,946	227,849
Other assets	24,891		7,110	10,835	36,181
Total assets	213,349,853		2,020,616	104,732,240	1,102,756,443
LIABILITIES
Payable for capital shares redeemed	1,305		—	3,483	741,920
Payable for investment securities purchased	—		10,166	395,032	1,671,914
Payable to Adviser, net of waivers (Note 4)	75,582		—	34,798	642,962
Payable to administrator (Note 4)	14,643		2,667	9,255	60,865
Accrued administrative servicing fees — Institutional Shares (Note 4)	37,581		830	33,558	51,262
Payable for distribution fees — A Class Shares (Note 4)	475		—	—	2,976
Payable for distribution fees — C Class Shares (Note 4)	763		—	—	9,499
Other accrued expenses	21,100		15,470	20,230	67,190
Total liabilities	151,449		29,133	496,356	3,248,588
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—		—	—	—
NET ASSETS	$213,198,404		$1,991,483	$104,235,884	$1,099,507,855
NET ASSETS CONSIST OF:
Paid-in capital	$139,550,044		$1,616,970	$91,746,937	$883,718,702
Distributable earnings	73,648,360		374,513	12,488,947	215,789,153
NET ASSETS	$213,198,404		$1,991,483	$104,235,884	$1,099,507,855
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$210,883,396		$1,991,483	$75,452,559	$455,372,605
Institutional Shares of beneficial interest outstanding	14,481,996		164,029	4,660,998	21,330,954
Net asset value, offering price and redemption price per share (Note 1)	$14.56		$12.14	$16.19	$21.35
A CLASS SHARES
Net assets applicable to A Class Shares	$2,137,556		N/A	N/A	$3,223,852
A Class Shares of beneficial interest outstanding	146,042		N/A	N/A	151,534
Net asset value, offering price and redemption price per share (Note 1)	$14.64		N/A	N/A	$21.27
Maximum sales charge	3.00%		N/A	N/A	4.00%
Maximum offering price per share	$15.09		N/A	N/A	$22.16
C CLASS SHARES
Net assets applicable to C Class Shares	$176,299		N/A	N/A	$2,715,018
C Class Shares of beneficial interest outstanding	12,398		N/A	N/A	129,748
Net asset value, offering price and redemption price per share (Note 1)	$14.22		N/A	N/A	$20.93
ULTRA CLASS SHARES
Net assets applicable to Ultra Class Shares	$1,153		N/A	$28,783,325	$638,196,380
Ultra Class Shares of beneficial interest outstanding	79		N/A	1,776,284	29,856,538
Net asset value, offering price and redemption price per share (Note 1)	$14.53	*	N/A	$16.20	$21.38

*	Net Assets divided by Shares do not calculate to the Net Asset Value because Net Assets and Shares are shown rounded.

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
	Westwood	Income	Westwood
	Quality AllCap	Opportunity	Multi-Asset
	Fund	Fund	Income Fund
ASSETS
Investments in affiliated securities, at cost.	$—	$—	$524,271
Investments in unaffiliated securities, at cost	19,395,733	455,333,547	91,721,152
Investments in affiliated securities, at value (Note 2 and 3)	$—	$—	$494,588
Investments in unaffiliated securities, at value (Note 2)	22,526,563	518,418,330	96,379,243
Receivable for capital shares sold	—	392,190	2,227
Receivable for investment securities sold	—	3,666,173	—
Dividends and interest receivable	8,285	3,751,100	1,380,292
Reclaims receivable	—	—	1,265
Other assets	21,319	31,737	24,856
Total assets	22,556,167	526,259,530	98,282,471
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $—, $287,520, $40,075)	—	368,480	52,830
Payable for capital shares redeemed	—	169,916	816
Payable for investment securities purchased	—	3,911,868	1,001,875
Payable to Adviser, net of waivers (Note 4)	—	281,695	622,691
Payable to administrator (Note 4)	3,960	30,628	8,763
Accrued administrative servicing fees — Institutional Shares (Note 4)	42	77,189	3,073
Payable for distribution fees — A Class Shares (Note 4)	—	20,597	6,886
Payable for distribution fees — C Class Shares (Note 4)	—	27,362	217
Other accrued expenses	16,184	38,485	24,275
Total liabilities	20,186	4,926,220	1,721,426
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$22,535,981	$521,333,310	$96,561,045
NET ASSETS CONSIST OF:
Paid-in capital	$18,404,953	$479,784,668	$109,709,478
Distributable earnings (accumulated deficit)	4,131,028	41,548,642	(13,148,433)
NET ASSETS	$22,535,981	$521,333,310	$96,561,045
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$560,860	$368,843,919	$88,233,874
Institutional Shares of beneficial interest outstanding	46,650	30,736,369	8,885,205
Net asset value, offering price and redemption price per share (Note 1)	$12.02	$12.00	$9.93
A CLASS SHARES
Net assets applicable to A Class Shares	N/A	$43,706,267	$8,247,909
A Class Shares of beneficial interest outstanding	N/A	3,646,421	826,223
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.99	$9.98
Maximum sales charge	N/A	3.00%	3.00%
Maximum offering price per share	N/A	$12.36	$10.29
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	$12,554,618	$79,262
C Class Shares of beneficial interest outstanding	N/A	1,053,073	7,912
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.92	$10.02
ULTRA SHARES
Net assets applicable to Ultra Shares	$21,975,121	$96,228,506	N/A
Ultra Shares of beneficial interest outstanding	1,825,705	8,022,616	N/A
Net asset value, offering price and redemption price per share (Note 1)	$12.04	$11.99	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
		Salient MLP
	Westwood	& Energy	Westwood	Westwood
	Alternative	Infrastructure	Global Real	Real Estate
	Income Fund	Fund	Estate Fund	Income Fund
ASSETS
Investments in affiliated securities, at cost	$—	$51,272,530	$—	$—
Investments in unaffiliated securities, at cost	113,422,509	717,529,618	14,627,621	249,076,704
Investments in affiliated securities, at value (Note 2 and 3)	$—	$52,739,815	$—	$—
Investments in unaffiliated securities, at value (Note 2)	123,836,554	1,092,790,140	16,202,866	277,957,800
Unrealized appreciation on swap agreements	1,127,454	—	—	—
Receivable for capital shares sold	91,922	651,468	—	67,119
Receivable for investment securities sold	—	2,299,990	—	—
Due from broker for swap contracts	156,934	—	—	—
Dividends and interest receivable	613,400	4,164,425	16,524	204,465
Reclaim receivable	—	—	7,866	—
Other assets	25,546	571,883	26,799	95,053
Total assets	125,851,810	1,153,217,721	16,254,055	278,324,437
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $44,511, $596,247, $—, $—)	83,210	606,717	—	—
Unrealized depreciation on swap agreements	332,325	—	—	—
Payable for capital shares redeemed	23,996	658,211	23,981	788,017
Payable for investment securities purchased	1,193,100	2,297,901	—	—
Payable to Adviser, net of waivers (Note 4)	766,957	830,173	—	159,426
Payable to administrator (Note 4)	11,059	77,668	4,760	19,134
Payable for tax expense (Note 2)	—	300,000	—	—
Accrued administrative servicing fees — Institutional Shares (Note 4)	20,258	152,658	308	15,774
Accrued administrative servicing fees — A Class Shares (Note 4)	—	59,247	1,019	10,454
Accrued administrative servicing fees — C Class Shares (Note 4)	—	5,350	—	—
Payable for distribution fees — A Class Shares (Note 4)	116	58,281	7,164	36,585
Payable for distribution fees — C Class Shares (Note 4)	4,145	29,604	1,665	23,133
Other accrued expenses	31,910	85,315	25,190	34,265
Total liabilities	2,467,076	5,161,125	64,087	1,086,788
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—	—
NET ASSETS	$123,384,734	$1,148,056,596	$16,189,968	$277,237,649
NET ASSETS CONSIST OF:
Paid-in capital	$128,613,282	$1,322,998,161	$39,732,551	$248,378,204
Distributable earnings (accumulated deficit)	(5,228,548)	(174,941,565)	(23,542,583)	28,859,445
NET ASSETS	$123,384,734	$1,148,056,596	$16,189,968	$277,237,649

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood
		Salient MLP
	Westwood	& Energy	Westwood	Westwood
	Alternative	Infrastructure	Global Real	Real Estate
	Income Fund	Fund	Estate Fund	Income Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$94,690,456	$972,519,161	$2,057,091	$177,944,958
Institutional Shares of beneficial interest outstanding	9,798,527	99,254,814	159,644	9,111,490
Net asset value, offering price and redemption price per share (Note 1)	$9.66	$9.80	$12.89	$19.53
A CLASS SHARES
Net assets applicable to A Class Shares	$463,122	$154,628,736	$13,710,857	$94,815,994
A Class Shares of beneficial interest outstanding	47,995	15,694,157	1,059,823	4,834,622
Net asset value, offering price and redemption price per share (Note 1)	$9.65	$9.85	$12.94	$19.61
Maximum sales charge	3.00%	4.00%	3.00%	3.00%
Maximum offering price per share	$9.95	$10.26	$13.34	$20.22
C CLASS SHARES
Net assets applicable to C Class Shares	$438,736	$15,498,606	$422,020	$4,476,697
C Class Shares of beneficial interest outstanding	45,407	1,581,779	32,708	237,439
Net asset value, offering price and redemption price per share (Note 1)	$9.66	$9.80	$12.90	$18.85
ULTRA SHARES
Net assets applicable to Ultra Shares	$27,792,420	$5,410,093	N/A	N/A
Ultra Shares of beneficial interest outstanding	2,875,886	552,290	N/A	N/A
Net asset value, offering price and redemption price per share (Note 1)	$9.66	$9.80	N/A	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood	Westwood
	Broadmark	Broadmark
	Tactical Growth	Tactical Plus
	Fund	Fund
ASSETS
Investments in unaffiliated securities:
At cost	$156,180,221	$69,913,385
At value (Note 2)	$163,939,586	$69,913,385
Cash	—	36,436
Receivable for capital shares sold	40,084	—
Cash collateral for futures contracts	—	2,488,200
Dividends and interest receivable	219,211	284,437
Other assets	84,925	29,194
Total assets	164,283,806	72,751,652
LIABILITIES
Variation margin payable on futures contracts	—	1,005,938
Payable for capital shares redeemed	191,927	6,076
Payable to Adviser, net of waivers (Note 4)	151,105	46,602
Payable to administrator (Note 4)	13,549	8,676
Accrued administrative servicing fees — Institutional Shares (Note 4)	11,919	3,287
Accrued administrative servicing fees — A Class Shares (Note 4)	3,804	225
Accrued administrative servicing fees — C Class Shares (Note 4)	—	58
Accrued administrative servicing fees — F Class Shares (Note 4)	—	6,713
Payable for distribution fees — A Class Shares (Note 4)	12,508	555
Payable for distribution fees — C Class Shares (Note 4)	12,396	2,582
Other accrued expenses	24,320	23,215
Total liabilities	421,528	1,103,927
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—
NET ASSETS	$163,862,278	$71,647,725
NET ASSETS CONSIST OF:
Paid-in capital	$159,027,914	$71,854,193
Distributable earnings (accumulated deficit)	4,834,364	(206,468)
NET ASSETS	$163,862,278	$71,647,725
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$144,258,371	$35,172,151
Institutional Shares of beneficial interest outstanding	5,335,533	3,088,918
Net asset value, offering price and redemption price per share (Note 1)	$27.04	$11.39
A CLASS SHARES
Net assets applicable to A Class Shares	$16,155,533	$503,763
A Class Shares of beneficial interest outstanding	643,648	45,202
Net asset value, offering price and redemption price per share (Note 1)	$25.10	$11.14
Maximum sales charge	4.00%	3.00%
Maximum offering price per share	$26.15	$11.48
C CLASS SHARES
Net assets applicable to C Class Shares	$3,448,374	$335,269
C Class Shares of beneficial interest outstanding	150,226	32,442
Net asset value, offering price and redemption price per share (Note 1)	$22.95	$10.33
F CLASS SHARES
Net assets applicable to F Class Shares	N/A	$35,636,542
F Class Shares of beneficial interest outstanding	N/A	3,048,357
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.69

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

			Westwood	Westwood
	Westwood	Westwood	Quality	Quality
	Quality Value	Quality MidCap	SMidCap	SmallCap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities (net of foreign withholding tax of $—, $34, $—, and $20,500, respectively)	$4,445,300	$38,131	$4,023,290	$22,028,595

EXPENSES
Investment management fees (Note 4)	1,037,001	10,630	1,688,049	10,038,082
Administrative service plan fees - Institutional Shares (Note 4)	142,565	2,045	281,569	543,059
Administration fees (Note 4)	58,179	2,113	61,942	319,896
Distribution fees - A Class (Note 4)	3,999	—	—	6,796
Distribution fees - C Class (Note 4)	1,611	—	—	21,993
Registration and filing fees	58,489	2,211	34,107	89,295
Legal fees	17,509	152	18,128	100,751
Trustees’ fees and expenses (Note 4)	17,515	374	21,480	99,906
Audit and tax services fees	15,332	15,332	15,332	15,332
Transfer agent fees (Note 4)	18,633	10,041	12,221	34,287
Custody fees	5,761	2,066	7,829	25,062
Insurance expense	4,101	2,752	4,316	9,832
Borrowing costs (Note 2)	4,796	—	38,093	10,850
Compliance fees (Note 4)	4,165	172	4,775	21,888
Other expenses	42,682	14,577	38,228	186,068
Total expenses	1,432,338	62,465	2,226,069	11,523,097
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(138,668)	(49,790)	(375,911)	(1,610,873)
Net expenses	1,293,670	12,675	1,850,158	9,912,224

NET INVESTMENT INCOME	3,151,630	25,456	2,173,132	12,116,371

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions in unaffiliated securities	14,792,100	90,205	30,150,397	73,539,539
Net realized gains from in-kind redemptions (Note 9)	—	—	40,670,720	—
Net realized gains from foreign currency transactions	—	—	—	156
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities.	24,331,317	331,012	(3,066,973)	153,638,732
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	39,123,417	421,217	67,754,144	227,178,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,275,047	$446,673	$69,927,276	$239,294,798

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

		Westwood
	Westwood	Income	Westwood
	Quality AllCap	Opportunity	Multi-Asset
	Fund	Fund	Income Fund(1)
INVESTMENT INCOME
Dividend income from affiliated securities (Note 3).	$—	$—	$44,018
Dividend income from unaffiliated securities (net of foreign withholding tax of $—, $60,256, and $6,170, respectively)	437,991	6,902,703	993,375
Interest income (net of foreign withholding tax of $—, $27,696, and $9,133, respectively)	—	15,841,276	5,559,654
Total investment income	437,991	22,743,979	6,597,047

EXPENSES
Investment management fees (Note 4)	100,544	3,393,620	742,595
Administrative service plan fees - Institutional Shares (Note 4)	312	338,565	16,544
Administration fees (Note 4)	7,978	146,320	29,208
Distribution fees - A Class (Note 4)	—	114,697	19,812
Distribution fees - C Class (Note 4)	—	123,700	1,666
Registration and filing fees	33,042	66,936	48,624
Legal fees	1,897	50,701	9,389
Trustees’ fees and expenses (Note 4)	2,082	43,973	8,424
Audit and tax services fees	15,333	17,532	17,532
Transfer agent fees (Note 4)	10,216	21,310	11,248
Custody fees	3,108	16,392	9,850
Insurance expense	2,883	6,221	3,388
Borrowing costs (Note 2)	601	9,940	4,890
Compliance fees (Note 4)	553	9,756	1,933
Other expenses	21,449	112,734	47,567
Total expenses	199,998	4,472,397	972,670
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(98,541)	—	(89,835)
Affiliated management fee waived by Adviser (Note 4)	—	—	(2,561)
Net expenses	101,457	4,472,397	880,274

NET INVESTMENT INCOME	336,534	18,271,582	5,716,773

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized losses from investment transactions in affiliated securities (Note 3).	—	—	(39,497)
Net realized gains (losses) from investment transactions in unaffiliated securities	924,834	14,583,509	(2,168,651)
Net realized gains from written option contracts	—	114,334	22,867
Net realized losses from foreign currency transactions	—	(295,033)	—
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	—	(29,683)
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities.	3,531,197	61,349,329	13,580,756
Net change in unrealized appreciation (depreciation) on currency translations	—	374,275	—
Net change in unrealized appreciation (depreciation) on written option contracts	—	(80,960)	(12,755)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	4,456,031	76,045,454	11,353,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,792,565	$94,317,036	$17,069,810

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR/PERIOD ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

		Westwood	Westwood
	Westwood	Salient MLP	Salient MLP
	Alternative	& Energy	& Energy	Westwood
	Income	Infrastructure	Infrastructure	Global Real
	Fund	Fund(1)	Fund(2)	Estate Fund(3)
INVESTMENT INCOME
Distributions from master limited partnerships	$—	$15,427,502	$19,939,537	$—
Less return of capital on distributions	—	(15,427,502)	(19,939,537)	—
Dividends from master limited partnership related companies (net of foreign withholding tax of $—, $1,088,385, $1,344,029 and $— )	—	29,221,847	31,102,659	—
Less return of capital on dividends	—	(10,961,457)	(9,165,521)	—
Dividend income from affiliated securities (Note 3).	—	2,783,684	—	—
Dividend income from unaffiliated securities (net of foreign withholding tax of $—, $—, $— and $24,047)	193,410	290,128	457,113	590,957
Interest income	3,559,142	—	2	—
Total investment income	3,752,552	21,334,202	22,394,253	590,957

EXPENSES
Investment management fees (Note 4)	1,017,495	7,571,985	8,141,323	120,375
Administrative service plan fees - Institutional Shares (Note 4)	121,018	526,644	641,419	1,052
Administrative service plan fees - A Class (Note 4)	—	116,069	114,007	10,529
Administrative service plan fees - C Class (Note 4)	—	12,160	9,880	1,780
Administration fees (Note 4)	42,537	324,265	353,870	7,098
Distribution fees - A Class Shares (Note 4)	504	290,177	347,520	35,952
Distribution fees - C Class Shares (Note 4)	4,485	121,605	148,807	5,341
Registration and filing fees	60,535	66,091	143,950	43,556
Legal fees	26,771	179,598	100,967	1,437
Trustees’ fees and expenses (Note 4)	10,314	69,867	71,249	1,690
Audit and tax service fees	23,532	79,253	59,826	19,832
Transfer agent fees (Note 4)	11,201	24,081	30,590	15,265
Custody fees	24,971	28,414	33,840	9,714
Insurance expense	3,599	38,070	41,281	3,623
Borrowing costs (Note 2)	7,095	9,770	32,996	—
Compliance fees (Note 4)	2,348	14,907	17,675	627
Tax expense (Note 2)	—	57,375	348,777	14
Other expenses	57,746	156,259	239,102	70,181
Total expenses	1,414,151	9,686,590	10,877,079	348,066
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(263,567)	—	(332,497)	(112,955)
Contractual management fee waived by Adviser (Note 4)	(11,978)	—	—	—
Affiliated management fee waived by Adviser (Note 4)	—	(217,435)	—	—
Net expenses	1,138,606	9,469,155	10,544,582	235,111

NET INVESTMENT INCOME	2,613,946	11,865,047	11,849,671	355,846

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR/PERIOD ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

		Westwood	Westwood
	Westwood	Salient MLP	Salient MLP
	Alternative	& Energy	& Energy	Westwood
	Income	Infrastructure	Infrastructure	Global Real
	Fund	Fund(1)	Fund(2)	Estate Fund(3)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FOREIGN CURRENCIES, OPTIONS, FUTURES, AND SWAPS
Net realized gains (losses) from investment transactions in unaffiliated securities	$2,095,313	$151,260,093	$74,327,106	$493,233
Net realized losses from foreign currency transactions	—	(105,771)	(185,884)	(6,097)
Net realized losses from purchased option contracts	(164,609)	—	—	—
Net realized gains from written option contracts	28,773	862,297	8,691,149	—
Net realized losses from swap transactions	(5,449,761)	—	—	—
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3).	—	1,467,285	—	—
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities.	14,257,622	98,537,538	21,637,776	2,569,315
Net change in unrealized appreciation (depreciation) on currency translations	—	749	(1,498)	(14)
Net change in unrealized appreciation (depreciation) on purchased option contracts	(1,908)	—	—	—
Net change in unrealized appreciation (depreciation) on written option contracts	(38,699)	(89,530)	79,060	—
Net change in unrealized appreciation (depreciation) on swap transactions	(2,170,917)	—	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, FOREIGN CURRENCIES, OPTIONS, FUTURES, AND SWAPS	8,555,814	251,932,661	104,547,709	3,056,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,169,760	$263,797,708	$116,397,380	$3,412,283

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	For the Ten Months Ended October 31, 2024. Fund changed fiscal year to October 31.

(2)	For the Year Ended December 31, 2023.

(3)	Effective March 31, 2024, Westwood Salient Global Real Estate Fund was renamed as Westwood Global Real Estate Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

		Westwood	Westwood
	Westwood Real	Broadmark	Broadmark
	Estate Income	Tactical Growth	Tactical
	Fund(1)	Fund	Plus Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities.	$9,206,241	$7,076,950	$3,545,909
Total investment income	9,206,241	7,076,950	3,545,909

EXPENSES
Investment management fees (Note 4)	1,863,393	2,138,161	1,024,303
Administrative service plan fees - Institutional (Note 4)	80,564	86,246	35,700
Administrative service plan fees - A Class (Note 4)	96,759	13,968	541
Administrative service plan fees - C Class (Note 4)	14,047	11,061	361
Administrative service plan fees - F Class (Note 4)	—	—	36,561
Administration fees (Note 4)	75,467	61,838	30,060
Distribution fees - A Class (Note 4)	248,627	43,651	1,352
Distribution fees - C Class (Note 4)	42,142	33,182	3,611
Registration and filing fees	54,409	48,590	55,163
Legal fees	29,097	22,184	11,752
Trustees’ fees and expenses (Note 4)	22,436	17,175	6,382
Audit and tax services fees	22,032	18,192	21,432
Transfer agent fees (Note 4)	29,024	13,772	10,865
Custody fees	6,765	5,200	3,728
Insurance expense	12,331	13,932	5,877
Borrowing costs (Note 2)	326	—	—
Compliance fees and expenses (Note 4)	5,374	3,926	1,495
Tax expense (Note 2)	140	20	2,090
Other expenses	150,487	75,359	41,936
Total expenses	2,753,420	2,606,457	1,293,209
Investment management fees reduced and expense reimbursements by the Advisor (Note 4)	—	—	(412,402)
Prior investment management fees recouped by the Adviser (Note 4)	72,853	—	—
Net expenses	2,826,273	2,606,457	880,807

NET INVESTMENT INCOME	6,379,968	4,470,493	2,665,102

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, AND FUTURES
Net realized gains (losses) from investment transactions from unaffiliated securities	12,482,337	1,605,604	(675,941)
Net realized losses from purchased option contracts	—	—	(7,455)
Net realized losses from written option contracts	—	—	(6,746)
Net realized gains (losses) from long futures contracts	—	(4,876,669)	1,363,398
Net realized losses from short futures contracts	—	—	(1,293,577)
Net change in unrealized appreciation (depreciation) on investment transactions from unaffiliated securities.	41,116,199	13,832,996	—
Net change in unrealized appreciation (depreciation) on purchased option contracts	—	—	(57,028)
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	1,052
Net change in unrealized appreciation (depreciation) on long futures contracts	—	(3,356,008)	(788,145)
Net change in unrealized appreciation (depreciation) on short futures contracts	—	—	(875,603)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS, OPTIONS AND FUTURES	53,598,536	7,205,923	(2,340,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,978,504	$11,676,416	$325,057

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
FROM OPERATIONS
Net investment income	$3,151,630	$3,586,125	$25,456	$14,029	$2,173,132	$2,971,623
Net realized gains on investments and foreign currency transactions	14,792,100	5,347,467	90,205	27,508	30,150,397	3,559,948
Net realized gains from in-kind redemptions (Note 9)	—	—	—	—	40,670,720	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	24,331,317	(8,388,235)	331,012	(45,245)	(3,066,973)	(1,947,002)
Net increase (decrease) in net assets resulting from operations	42,275,047	545,357	446,673	(3,708)	69,927,276	4,584,569
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(7,516,536)	(3,769,619)	(40,833)	(7,423)	(5,558,912)	(2,978,159)
A Class Shares	(47,334)	(15,237)	N/A	N/A	N/A	N/A
C Class Shares	(3,816)	(993)	N/A	N/A	N/A	N/A
Ultra Shares	(39)	(14)	N/A	N/A	(3,896,906)	(1,504,912)
Total distributions	(7,567,725)	(3,785,863)	(40,833)	(7,423)	(9,455,818)	(4,483,071)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	7,156,002	9,104,051	49,183	1,000,271	20,017,079	24,438,618
Reinvestment of dividends	4,570,154	2,563,928	40,833	7,423	5,545,018	2,977,375
Redeemed	(19,151,019)	(74,333,630)	(30,694)	—	(156,295,124)	(60,961,465)
Net increase (decrease) from Institutional Shares capital share transactions	(7,424,863)	(62,665,651)	59,322	1,007,694	(130,733,027)	(33,545,472)
A Class
Issued	724,091	344,714	N/A	N/A	N/A	N/A
Reinvestment of dividends	47,333	15,237	N/A	N/A	N/A	N/A
Redeemed	(103,273)	(523,461)	N/A	N/A	N/A	N/A
Net increase (decrease) from A Class Shares capital share transactions	668,151	(163,510)	N/A	N/A	N/A	N/A
C Class
Issued	52,686	39,816	N/A	N/A	N/A	N/A
Reinvestment of dividends	3,815	993	N/A	N/A	N/A	N/A
Redeemed	(31,506)	(10,356)	N/A	N/A	N/A	N/A
Net increase from C Class Shares capital share transactions	24,995	30,453	N/A	N/A	N/A	N/A

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
Ultra Class
Issued	$—	$1,000	N/A	N/A	$8,515,742	$39,329,150
Reinvestment of dividends	39	14	N/A	N/A	3,896,907	1,504,912
Redeemed	—	—	N/A	N/A	(120,376,338)	(15,423,693)
Net increase (decrease) from Ultra Shares capital share transactions	39	1,014	N/A	N/A	(107,963,689)	25,410,369
Net increase (decrease) in net assets from capital share transactions	(6,731,678)	(62,797,694)	59,322	1,007,694	(238,696,716)	(8,135,103)
TOTAL INCREASE (DECREASE) IN NET ASSETS.	27,975,644	(66,038,200)	465,162	996,563	(178,225,258)	(8,033,605)
NET ASSETS
Beginning of year	185,222,760	251,260,960	1,526,321	529,758	282,461,142	290,494,747
End of year	$213,198,404	$185,222,760	$1,991,483	$1,526,321	$104,235,884	$282,461,142

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	530,331	719,073	4,545	102,831	1,363,803	1,845,362
Issued in reinvestment of dividends to shareholders	350,332	204,787	3,852	765	391,001	230,280
Redeemed	(1,389,271)	(5,881,810)	(2,907)	—	(10,126,998)	(4,676,059)
Net increase (decrease) in shares outstanding	(508,608)	(4,957,950)	5,490	103,596	(8,372,194)	(2,600,417)
Shares outstanding at beginning of year	14,990,604	19,948,554	158,539	54,943	13,033,192	15,633,609
Shares outstanding at end of year	14,481,996	14,990,604	164,029	158,539	4,660,998	13,033,192

A Class Shares
Sold	51,018	27,005	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	3,607	1,208	N/A	N/A	N/A	N/A
Redeemed	(7,370)	(40,919)	N/A	N/A	N/A	N/A
Net increase (decrease) in shares outstanding	47,255	(12,706)	N/A	N/A	N/A	N/A
Shares outstanding at beginning of year	98,787	111,493	N/A	N/A	N/A	N/A
Shares outstanding at end of year	146,042	98,787	N/A	N/A	N/A	N/A

C Class Shares
Sold	4,010	3,211	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	299	80	N/A	N/A	N/A	N/A
Redeemed	(2,392)	(816)	N/A	N/A	N/A	N/A
Net increase in shares outstanding	1,917	2,475	N/A	N/A	N/A	N/A
Shares outstanding at beginning of year	10,481	8,006	N/A	N/A	N/A	N/A
Shares outstanding at end of year	12,398	10,481	N/A	N/A	N/A	N/A

Ultra Shares
Sold	—	75	N/A	N/A	567,320	3,038,302
Issued in reinvestment of dividends to shareholders	3	1	N/A	N/A	274,415	116,635
Redeemed	—	—	N/A	N/A	(7,960,374)	(1,153,074)
Net increase (decrease) in shares outstanding	3	76	N/A	N/A	(7,118,639)	2,001,863
Shares outstanding at beginning of year	76	—	N/A	N/A	8,894,923	6,893,060
Shares outstanding at end of year	79	76	N/A	N/A	1,776,284	8,894,923

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023
FROM OPERATIONS
Net investment income	$12,116,371	$15,956,563	$336,534	$349,248
Net realized gains on investments and foreign currency transactions	73,539,695	33,100,857	924,834	920,915
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	153,638,732	(62,278,167)	3,531,197	(823,745)
Net increase (decrease) in net assets resulting from operations	239,294,798	(13,220,747)	4,792,565	446,418
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(19,668,695)	(16,723,396)	(7,343)	(9,305)
A Class Shares	(91,955)	(180,873)	N/A	N/A
C Class Shares	(54,222)	(19,411)	N/A	N/A
Ultra Shares	(27,901,992)	(20,405,337)	(755,489)	(356,874)
Total distributions	(47,716,864)	(37,329,017)	(762,832)	(366,179)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	103,683,222	86,126,162	294,950	43,080
Reinvestment of dividends	18,554,793	15,875,942	7,343	9,305
Redeemed	(174,839,553)	(130,270,468)	(1,807)	(420,000)
Net increase (decrease) from Institutional Shares capital share transactions	(52,601,538)	(28,268,364)	300,486	(367,615)
A Class Shares
Issued	1,568,260	4,741,194	N/A	N/A
Reinvestment of dividends	90,168	179,473	N/A	N/A
Redeemed	(1,006,292)	(3,968,342)	N/A	N/A
Net increase from A Class Shares capital share transactions	652,136	952,325	N/A	N/A
C Class Shares
Issued	1,784,217	531,871	N/A	N/A
Reinvestment of dividends	53,520	19,351	N/A	N/A
Proceeds from redemption fees	57	—	N/A	N/A
Redeemed	(406,832)	(198,654)	N/A	N/A
Net increase from C Class Shares capital share transactions	1,430,962	352,568	N/A	N/A
Ultra Shares
Issued	127,543,686	204,933,278	88,473	534,109
Reinvestment of dividends	26,372,777	19,108,062	755,489	356,874
Redeemed	(234,574,289)	(96,958,597)	(2,988,530)	(2,555,865)
Net increase (decrease) from Ultra Shares capital share transactions	(80,657,826)	127,082,743	(2,144,568)	(1,664,882)
Net increase (decrease) in net assets from capital share transactions	(131,176,266)	100,119,272	(1,844,082)	(2,032,497)
TOTAL INCREASE (DECREASE) INCREASE IN NET ASSETS	60,401,668	49,569,508	2,185,651	(1,952,258)
NET ASSETS
Beginning of year	1,039,106,187	989,536,679	20,350,330	22,302,588
End of year	$1,099,507,855	$1,039,106,187	$22,535,981	$20,350,330

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	5,111,017	4,544,630	26,435	4,274
Issued in reinvestment of dividends to shareholders	937,383	843,146	688	916
Redeemed	(8,407,338)	(6,911,021)	(169)	(40,619)
Net increase (decrease) in shares outstanding	(2,358,938)	(1,523,245)	26,954	(35,429)
Shares outstanding at beginning of year	23,689,892	25,213,137	19,696	55,125
Shares outstanding at end of year	21,330,954	23,689,892	46,650	19,696

A Class Shares
Sold	76,469	242,058	N/A	N/A
Issued in reinvestment of dividends to shareholders	4,587	9,556	N/A	N/A
Redeemed	(49,697)	(214,005)	N/A	N/A
Net increase in shares outstanding	31,359	37,609	N/A	N/A
Shares outstanding at beginning of year	120,175	82,566	N/A	N/A
Shares outstanding at end of year	151,534	120,175	N/A	N/A

C Class Shares
Sold	89,247	29,355	N/A	N/A
Issued in reinvestment of dividends to shareholders	2,757	1,035	N/A	N/A
Redeemed	(20,046)	(10,613)	N/A	N/A
Net increase in shares outstanding	71,958	19,777	N/A	N/A
Shares outstanding at beginning of year	57,790	38,013	N/A	N/A
Shares outstanding at end of year	129,748	57,790	N/A	N/A

Ultra Shares
Sold	6,244,418	10,760,890	8,087	51,176
Issued in reinvestment of dividends to shareholders	1,329,195	1,014,667	70,819	35,125
Redeemed	(11,351,350)	(5,173,649)	(264,765)	(243,514)
Net increase (decrease) in shares outstanding	(3,777,737)	6,601,908	(185,859)	(157,213)
Shares outstanding at beginning of year	33,634,275	27,032,367	2,011,564	2,168,777
Shares outstanding at end of year	29,856,538	33,634,275	1,825,705	2,011,564

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund(1)		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
FROM OPERATIONS
Net investment income	$18,271,582	$20,426,095	$5,716,773	$5,703,330	$2,613,946	$4,300,189
Net realized gains (losses) on investments, futures, purchased options, written options, swap agreements and foreign currency transactions	14,402,810	(35,038,111)	(2,185,281)	(4,636,082)	(3,490,284)	(2,639,482)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, swap agreements and foreign currency translations	61,642,644	33,959,301	13,538,318	3,184,796	12,046,098	4,397,283
Net increase in net assets resulting from operations	94,317,036	19,347,285	17,069,810	4,252,044	11,169,760	6,057,990
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(14,315,602)	(17,315,754)	(5,190,565)	(5,297,552)	(631,694)	(10,467,327)
A Class Shares	(1,638,250)	(1,651,574)	(445,751)	(267,232)	(1,484)	(5,106)
C Class Shares	(367,521)	(328,686)	(8,093)	(8,822)	(2,414)	(29,517)
Ultra Shares	(2,844,706)	(1,392,781)	N/A	N/A	(236,854)	(11,434,466)
From return of capital
Institutional Shares	(2,747,330)	—	—	—	(2,229,470)	(571,062)
A Class Shares	(314,399)	—	—	—	(5,237)	(279)
C Class Shares	(70,531)	—	—	—	(8,521)	(1,610)
Ultra Shares	(545,932)	—	N/A	N/A	(835,944)	(623,825)
Total distributions	(22,844,271)	(20,688,795)	(5,644,409)	(5,573,606)	(3,951,618)	(23,133,192)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	54,246,666	53,359,284	12,126,618	14,912,793	34,420,579	59,137,372
Reinvestment of dividends	16,679,788	16,747,625	5,088,025	5,224,536	2,860,830	11,038,264
Proceeds from redemption fees	—	—	—	—	98	4,061
Redeemed	(147,921,947)	(261,438,623)	(33,308,391)	(21,894,900)	(34,375,735)	(42,566,506)
Net increase (decrease) from Institutional Shares capital share transactions	(76,995,493)	(191,331,714)	(16,093,748)	(1,757,571)	2,905,772	27,613,191
A Class Shares
Issued	5,638,892	5,516,681	680,201	5,132,380	421,791	—
Reinvestment of dividends	1,928,395	1,633,004	375,643	215,118	6,721	5,385
Proceeds from redemption fees	—	3,913	—	947	—	—
Redeemed	(14,445,761)	(17,948,667)	(791,103)	(322,313)	(8,725)	(388)
Net increase (decrease) from A Class Shares capital share transactions	(6,878,474)	(10,795,069)	264,741	5,026,132	419,787	4,997
C Class Shares
Issued	1,699,798	1,259,828	—	—	15,928	345,278
Reinvestment of dividends	437,952	328,617	8,093	8,822	10,935	31,127
Redeemed	(2,869,801)	(2,602,021)	(147,540)	(8,814)	(57,173)	(64,804)
Net increase (decrease) from C Class Shares capital share transactions	(732,051)	(1,013,576)	(139,447)	8	(30,310)	311,601

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund(1)		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
Ultra Shares
Issued	$22,024,494	$64,406,281	N/A	N/A	$3,029,294	$4,105,935
Reinvestment of dividends	3,390,638	1,392,781	N/A	N/A	1,072,798	12,042,350
Proceeds from redemption fees	—	—	N/A	N/A	—	350
Redeemed	(77,160)	—	N/A	N/A	(32,700,046)	(41,769,748)
Net increase (decrease) from Ultra Shares capital share transactions	25,337,972	65,799,062	N/A	N/A	(28,597,954)	(25,621,113)
Net increase (decrease) in net assets from capital share transactions	(59,268,046)	(137,341,297)	(15,968,454)	3,268,569	(25,302,705)	2,308,676
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,204,719	(138,682,807)	(4,543,053)	1,947,007	(18,084,563)	(14,766,526)

NET ASSETS
Beginning of year	509,128,591	647,811,398	101,104,098	99,157,091	141,469,297	156,235,823
End of year	$521,333,310	$509,128,591	$96,561,045	$101,104,098	$123,384,734	$141,469,297

(1)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund(1)		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2024	2023	2024	2023	2024	2023
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	4,673,569	4,838,900	1,242,224	1,623,816	3,630,305	6,338,546
Issued in reinvestment of dividends to shareholders	1,421,693	1,545,353	527,373	571,313	302,758	1,206,506
Redeemed	(12,795,020)	(23,702,388)	(3,488,694)	(2,392,566)	(3,642,815)	(4,512,326)
Net increase (decrease) in shares outstanding	(6,699,758)	(17,318,135)	(1,719,097)	(197,437)	290,248	3,032,726
Shares outstanding at beginning of year	37,436,127	54,754,262	10,604,302	10,801,739	9,508,279	6,475,553
Shares outstanding at end of year	30,736,369	37,436,127	8,885,205	10,604,302	9,798,527	9,508,279

A Class Shares
Sold	491,049	499,718	69,623	551,412	44,515	—
Issued in reinvestment of dividends to shareholders	164,489	150,887	38,700	23,455	708	589
Redeemed	(1,249,840)	(1,638,857)	(80,091)	(34,837)	(922)	(42)
Net increase (decrease) in shares outstanding	(594,302)	(988,252)	28,232	540,030	44,301	547
Shares outstanding at beginning of year	4,240,723	5,228,975	797,991	257,961	3,694	3,147
Shares outstanding at end of year	3,646,421	4,240,723	826,223	797,991	47,995	3,694

C Class Shares
Sold	147,061	115,317	—	—	1,698	37,143
Issued in reinvestment of dividends to shareholders	37,502	30,526	838	957	1,157	3,399
Redeemed	(249,494)	(238,567)	(15,215)	(956)	(6,014)	(7,000)
Net increase (decrease) in shares outstanding	(64,931)	(92,724)	(14,377)	1	(3,159)	33,542
Shares outstanding at beginning of year	1,118,004	1,210,728	22,289	22,288	48,566	15,024
Shares outstanding at end of year	1,053,073	1,118,004	7,912	22,289	45,407	48,566

Ultra Shares
Sold	1,858,673	5,753,908	N/A	N/A	319,184	443,014
Issued in reinvestment of dividends to shareholders	288,053	128,741	N/A	N/A	113,613	1,316,438
Redeemed	(6,759)	—	N/A	N/A	(3,494,832)	(4,353,901)
Net increase (decrease) in shares outstanding	2,139,967	5,882,649	N/A	N/A	(3,062,035)	(2,594,449)
Shares outstanding at beginning of year	5,882,649	—	N/A	N/A	5,937,921	8,532,370
Shares outstanding at end of year	8,022,616	5,882,649	N/A	N/A	2,875,886	5,937,921

(1)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy
	Infrastructure Fund			Westwood Global Real Estate Fund(1)
	Ten Months				Ten Months
	Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	December 31,	December 31,	October 31,	October 31,	December 31,
	2024(2)	2023	2022	2024	2023(2)	2022
FROM OPERATIONS
Net investment income	$11,865,047	$11,849,671	$4,192,893	$355,846	$254,860	$439,337
Net realized gains (losses) on investments, purchased options, and written options and foreign currency transactions	152,016,619	82,832,371	3,431,642	487,136	(1,454,948)	(1,273,203)
Net change in unrealized appreciation (depreciation) on investments, purchased options, and written options and foreign currency translations	99,916,042	21,715,338	106,655,035	2,569,301	281,685	(5,505,436)
Net increase (decrease) in net assets resulting from operations	263,797,708	116,397,380	114,279,570	3,412,283	(918,403)	(6,339,302)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(33,180,127)	(27,341,988)	—	(47,661)	(31,451)	(65,104)
A Class Shares	(5,204,696)	(4,936,471)	—	(286,718)	(202,138)	(339,643)
C Class Shares	(459,392)	(460,833)	—	(9,141)	(9,458)	(18,838)
Ultra Shares	(193,623)	(847,726)	—	N/A	N/A	N/A
Investor Shares	N/A	N/A	N/A	N/A	N/A	(8,930)
From return of capital
Institutional Shares	—	(16,281,710)	(32,026,521)	(6,629)	(11,986)	(9,386)
A Class Shares	—	(2,957,920)	(5,015,402)	(39,880)	(77,040)	(50,743)
C Class Shares	—	(277,766)	(573,190)	(1,271)	(3,604)	(2,716)
Ultra Shares	—	(488,726)	(1,453,169)	N/A	N/A	N/A
Total distributions	(39,037,838)	(53,593,140)	(39,068,282)	(391,300)	(335,677)	(495,360)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	123,526,743	119,568,014	326,083,981	230,007	59,527	473,444
Reinvestment of dividends	29,953,122	38,786,838	28,139,077	54,195	42,853	70,414
Redeemed	(110,022,101)	(250,245,155)	(207,307,366)	(412,823)	(769,167)	(736,257)
Net increase (decrease) from Institutional Shares capital share transactions	43,457,764	(91,890,303)	146,915,692	(128,621)	(666,787)	(192,399)
A Class Shares
Issued	12,910,727	7,283,399	27,097,263	337,446	78,445	1,082,573
Proceeds from shares issued in connection with
acquisition from Plan of Reorganization (Note 8)	—	—	161,677,813	—	—	—
Shares exchanged from Investor Class	—	—	—	—	—	375,371
Reinvestment of dividends	4,967,732	7,558,882	4,811,951	303,207	260,215	364,099
Redeemed	(28,790,959)	(40,811,580)	(137,702,835)	(3,324,544)	(1,752,978)	(3,395,911)
Net increase (decrease) from A Class Shares capital share transactions	(10,912,500)	(25,969,299)	55,884,192	(2,683,891)	(1,414,318)	(1,573,868)
C Class Shares
Issued	3,365,690	361,392	1,630,960	2,500	82,100	302,955
Reinvestment of dividends	455,306	726,366	564,938	7,374	10,654	17,334
Redeemed	(5,278,700)	(4,082,510)	(6,447,136)	(695,392)	(117,944)	(440,370)
Net decrease from C Class Shares capital share transactions	(1,457,704)	(2,994,752)	(4,251,238)	(685,518)	(25,190)	(120,081)

(1)	Effective March 31, 2024, Westwood Salient Global Real Estate was renamed as Westwood Global Real Estate Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy
	Infrastructure Fund			Westwood Global Real Estate Fund(1)
	Ten Months				Ten Months
	Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	December 31,	December 31,	October 31,	October 31,	December 31,
	2024(2)	2023	2022	2024	2023(2)	2022
Ultra Shares
Issued	$14,007	$53,597	$1,425,412	N/A	N/A	N/A
Reinvestment of dividends	11,882	595,134	572,600	N/A	N/A	N/A
Redeemed	(54,815)	(27,961,154)	(4,533,909)	N/A	N/A	N/A
Net decrease from C Class Shares capital share transactions	(28,926)	(27,312,423)	(2,535,897)	N/A	N/A	N/A
Investor Shares
Issued	N/A	N/A	N/A	N/A	N/A	135,493
Reinvestment of dividends	N/A	N/A	N/A	N/A	N/A	8,318
Redeemed	N/A	N/A	N/A	N/A	N/A	(342,437)
Shares exchanged to A Class	N/A	N/A	N/A	N/A	N/A	(375,371)
Net decrease from Investor Shares capital share transactions	N/A	N/A	N/A	N/A	N/A	(573,997)
Net increase (decrease) in net assets from capital share transactions	31,058,634	(148,166,777)	196,012,749	(3,498,030)	(2,106,295)	(2,460,345)
TOTAL INCREASE (DECREASE) IN NET ASSETS	255,818,504	(85,362,537)	271,224,037	(477,047)	(3,360,375)	(9,295,007)
NET ASSETS
Beginning of period	892,238,092	977,600,629	706,376,592	16,667,015	20,027,390	29,322,397
End of period	$1,148,056,596	$892,238,092	$977,600,629	$16,189,968	$16,667,015	$20,027,390

(1)	Effective March 31, 2024, Westwood Salient Global Real Estate was renamed as Westwood Global Real Estate Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy
	Infrastructure Fund			Westwood Global Real Estate Fund(1)
	Ten Months				Ten Months
	Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	December 31,	December 31,	October 31,	October 31,	December 31,
	2024(2)	2023	2022	2024	2023(2)	2022
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	14,088,500	15,987,827	44,603,290	18,379	5,031	37,995
Issued in reinvestment of dividends to shareholders	3,470,697	5,260,813	3,777,997	4,315	3,743	5,798
Redeemed	(12,702,215)	(33,706,817)	(28,712,439)	(33,210)	(64,872)	(59,582)
Net increase (decrease) in shares outstanding	4,856,982	(12,458,177)	19,668,848	(10,516)	(56,098)	(15,789)
Shares outstanding at beginning of period	94,397,832	106,856,009	87,187,161	170,160	226,258	242,047
Shares outstanding at end of period	99,254,814	94,397,832	106,856,009	159,644	170,160	226,258

A Class Shares
Sold	1,434,937	967,455	3,635,503	27,101	6,736	83,390
Proceeds form shares issued with acquisition from Plan of Reorganization (Note 8)	—	—	21,251,027	—	—	—
Issued in reinvestment of dividends to shareholders	574,680	—	—	24,005	22,646	30,062
Redeemed	(3,393,716)	1,018,471	641,659	(270,221)	(149,559)	(270,148)
Shares issued in connection with exchange of Investor Shares	—	(5,538,192)	(18,980,423)	—	—	31,545
Net increase (decrease) in shares outstanding	(1,384,099)	(3,552,266)	6,547,766	(219,115)	(120,177)	(125,151)
Shares outstanding at beginning of period	17,078,256	20,630,522	14,082,756	1,278,938	1,399,115	1,524,266
Shares outstanding at end of period	15,694,157	17,078,256	20,630,522	1,059,823	1,278,938	1,399,115

C Class Shares
Sold	377,740	47,319	225,461	201	6,559	21,373
Issued in reinvestment of dividends to shareholders	52,822	98,343	76,445	590	928	1,441
Redeemed	(600,366)	(543,165)	(878,720)	(56,805)	(9,992)	(35,931)
Net decrease in shares outstanding	(169,804)	(397,503)	(576,814)	(56,014)	(2,505)	(13,117)
Shares outstanding at beginning of period	1,751,583	2,149,086	2,725,900	88,722	91,227	104,344
Shares outstanding at end of period	1,581,779	1,751,583	2,149,086	32,708	88,722	91,227

Ultra Shares
Sold	1,606	7,111	199,506	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	1,380	80,958	77,005	N/A	N/A	N/A
Redeemed	(2,950)	(3,741,953)	(627,149)	N/A	N/A	N/A
Net increase (decrease) in shares outstanding	36	(3,653,884)	(350,638)	N/A	N/A	N/A
Shares outstanding at beginning of period	552,254	4,206,138	4,556,776	N/A	N/A	N/A
Shares outstanding at end of period	552,290	552,254	4,206,138	N/A	N/A	N/A

Investor Shares
Sold	N/A	N/A	N/A	N/A	N/A	9,405
Issued in reinvestment of dividends to shareholders	N/A	N/A	N/A	N/A	N/A	662
Redeemed	N/A	N/A	N/A	N/A	N/A	(26,474)
Shares exchanged for A Class Shares	N/A	N/A	N/A	N/A	N/A	(31,415)
Net decrease in shares outstanding	N/A	N/A	N/A	N/A	N/A	(47,822)
Shares outstanding at beginning of period	N/A	N/A	N/A	N/A	N/A	47,822
Shares outstanding at end of period	N/A	N/A	N/A	N/A	N/A	—

(1)	Effective March 31, 2024, Westwood Salient Global Real Estate was renamed as Westwood Global Real Estate Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Real Estate			Westwood Broadmark Tactical
	Income Fund(1)			Growth Fund
		Ten Months			Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,	December 31,
	2024	2023(2)	2022	2024	2023(2)	2022
FROM OPERATIONS
Net investment income (loss)	$6,379,968	$9,748,315	$8,841,841	$4,470,493	$5,460,655	$(773,929)
Net realized gains (losses) from investments, futures and foreign currency transactions	12,482,337	4,468,437	(2,566,542)	(3,271,065)	2,299,216	14,378,624
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	41,116,199	(13,271,953)	(46,688,258)	10,476,988	(4,529,487)	(38,986,046)
Net increase (decrease) in net assets resulting from operations	59,978,504	944,799	(40,412,959)	11,676,416	3,230,384	(25,381,351)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(11,575,870)	(6,558,250)	(4,587,481)	(7,979,746)	—	(6,735,312)
A Class Shares	(6,662,836)	(4,856,495)	(3,780,834)	(751,357)	—	(818,486)
C Class Shares	(348,719)	(250,766)	(246,967)	(173,655)	—	(259,189)
Investor Shares	N/A	N/A	(226,733)	N/A	N/A	—
From return of capital
Institutional Shares	—	(257,080)	(2,929,176)	—	—	—
A Class Shares	—	(190,372)	(2,414,128)	—	—	—
C Class Shares	—	(9,830)	(157,692)	—	—	—
Investor Shares	N/A	N/A	(144,772)	N/A	N/A	—
Total distributions	(18,587,425)	(12,122,793)	(14,487,783)	(8,904,758)	—	(7,812,987)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	48,683,696	52,986,286	39,575,329	35,410,257	47,886,289	86,724,446
Reinvestment of dividends	11,562,313	6,804,600	7,217,721	7,964,224	—	6,717,078
Redeemed	(46,537,152)	(22,299,802)	(54,098,954)	(117,097,899)	(71,540,822)	(129,638,672)
Net increase (decrease) from Institutional Shares capital share transactions	13,708,857	37,491,084	(7,305,904)	(73,723,418)	(23,654,533)	(36,197,148)
A Class
Issued	5,974,199	6,702,953	5,804,611	2,219,487	2,367,336	5,969,905
Shares exchanged from Investor Class	—	—	7,912,733	—	—	7,335,253
Reinvestment of dividends	5,757,609	4,316,540	4,946,000	729,546	—	772,858
Redeemed	(28,372,262)	(15,244,259)	(17,663,523)	(7,599,131)	(9,156,328)	(6,388,881)
Net increase (decrease) from A Class Shares capital share transactions	(16,640,454)	(4,224,766)	999,821	(4,650,098)	(6,788,992)	7,689,135
C Class
Issued	1,165,400	931,919	382,301	751,331	343,187	2,036,277
Reinvestment of dividends	331,566	242,036	367,092	172,002	—	254,902
Redeemed	(3,188,237)	(1,274,471)	(4,470,668)	(3,774,527)	(1,938,797)	(2,514,488)
Net decrease from C Class Shares capital share transactions	(1,691,271)	(100,516)	(3,721,275)	(2,851,194)	(1,595,610)	(223,309)

(1)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Real Estate			Westwood Broadmark Tactical
	Income Fund(1)			Growth Fund
		Ten Months			Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,	December 31,
	2024	2023(2)	2022	2024	2023(2)	2022
Investor Class
Issued	N/A	N/A	$2,676,209	N/A	N/A	$22,511,744
Reinvestment of dividends	N/A	N/A	365,958	N/A	N/A	—
Redeemed	N/A	N/A	(3,295,504)	N/A	N/A	(19,381,817)
Shares exchanged to A Class	N/A	N/A	(7,912,733)	N/A	N/A	(7,335,253)
Net decrease from Investor Shares capital share transactions	N/A	N/A	(8,166,070)	N/A	N/A	(4,205,326)
Net increase (decrease) in net assets from capital share transactions	(4,622,868)	33,165,802	(18,193,428)	(81,224,710)	(32,039,135)	(32,936,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,768,211	21,987,808	(73,094,170)	(78,453,052)	(28,808,751)	(66,130,986)
NET ASSETS
Beginning of period	240,469,438	218,481,630	291,575,800	242,315,330	271,124,081	337,255,067
End of period	$277,237,649	$240,469,438	$218,481,630	$163,862,278	$242,315,330	$271,124,081

CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	2,615,219	2,996,731	1,999,336	1,355,988	1,837,415	3,163,746
Issued in reinvestment of dividends to shareholders	622,745	393,446	393,116	308,306	—	257,656
Redeemed	(2,510,717)	(1,266,003)	(2,798,890)	(4,492,502)	(2,733,946)	(4,698,546)
Net increase (decrease) in shares outstanding	727,247	2,124,174	(406,438)	(2,828,208)	(896,531)	(1,277,144)
Shares outstanding at beginning of period	8,384,243	6,260,069	6,666,507	8,163,741	9,060,272	10,337,416
Shares outstanding at end of period	9,111,490	8,384,243	6,260,069	5,335,533	8,163,741	9,060,272

A Class Shares
Sold	322,610	378,510	293,830	90,584	113,413	238,306
Issued in reinvestment of dividends to shareholders	309,331	248,569	269,441	30,349	—	31,778
Redeemed	(1,520,068)	(859,797)	(909,441)	(313,722)	(392,281)	(253,164)
Shares issued in connection with exchange of Investor Shares	—	—	448,845	—	—	293,979
Net increase (decrease) in shares outstanding	(888,127)	(232,718)	102,675	(192,789)	(278,868)	310,899
Shares outstanding at beginning of period	5,722,749	5,955,467	5,852,792	836,437	1,115,305	804,406
Shares outstanding at end of period	4,834,622	5,722,749	5,955,467	643,648	836,437	1,115,305

C Class Shares
Sold	65,366	54,073	21,541	33,535	15,193	85,819
Issued in reinvestment of dividends to shareholders	18,563	14,441	20,451	7,801	—	11,369
Redeemed	(177,323)	(74,391)	(241,088)	(168,977)	(86,744)	(105,134)
Net decrease in shares outstanding	(93,394)	(5,877)	(199,096)	(127,641)	(71,551)	(7,946)
Shares outstanding at beginning of period	330,833	336,710	535,806	277,867	349,418	357,364
Shares outstanding at end of period	237,439	330,833	336,710	150,226	277,867	349,418

(1)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Real Estate			Westwood Broadmark Tactical
	Income Fund(1)			Growth Fund
		Ten Months			Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,	December 31,
	2024	2023(2)	2022	2024	2023(2)	2022
Investor Shares
Sold	N/A	N/A	135,787	N/A	N/A	861,114
Issued in reinvestment of dividends to shareholders	N/A	N/A	19,397	N/A	N/A	—
Redeemed	N/A	N/A	(169,323)	N/A	N/A	(750,528)
Shares exchanged for A Class Shares	N/A	N/A	(450,660)	N/A	N/A	(287,438)
Net decrease in shares outstanding	N/A	N/A	(464,799)	N/A	N/A	(176,852)
Shares outstanding at beginning of period	N/A	N/A	464,799	N/A	N/A	176,852
Shares outstanding at end of period	N/A	N/A	—	N/A	N/A	—

(1)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(2)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark Tactical Plus Fund
		Ten Months
	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,
	2024	2023(1)	2022
FROM OPERATIONS
Net investment income	$2,665,102	$2,313,424	$331,413
Net realized gains (losses) on investments, futures, purchased options, and written options	(620,321)	319,416	8,980,184
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, and written options	(1,719,724)	972,305	(10,522,511)
Net increase (decrease) in net assets resulting from operations	325,057	3,605,145	(1,210,914)
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(1,440,029)	—	(2,385,920)
A Class Shares	(23,687)	—	(40,913)
C Class Shares	(11,420)	—	(30,908)
F Class Shares	(1,638,589)	—	(2,661,204)
Total distributions	(3,113,725)	—	(5,118,945)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	5,873,899	7,525,146	8,068,184
Reinvestment of dividends	1,440,028	—	2,385,919
Redeemed	(7,011,056)	(7,415,427)	(3,820,145)
Net increase from Institutional Shares capital share transactions	302,871	109,719	6,633,958
A Class
Issued	29,423	86,412	70,960
Reinvestment of dividends	23,687	—	40,913
Redeemed	(142,864)	(79,103)	(53,076)
Net increase (decrease) from A Class Shares capital share transactions	(89,754)	7,309	58,797
C Class
Issued	88,015	—	15
Reinvestment of dividends	11,420	—	30,908
Redeemed	(155,299)	(24,130)	(123,653)
Net decrease from C Class Shares capital share transactions	(55,864)	(24,130)	(92,730)
Class F Shares
Issued	2,472,567	6,566,976	5,280,910
Reinvestment of dividends	1,638,589	—	2,661,204
Redeemed	(7,221,927)	(5,339,791)	(7,164,813)
Net increase (decrease) from F Class Shares capital share transactions	(3,110,771)	1,227,185	777,301
Net increase (decrease) in net assets from capital share transactions	(2,953,518)	1,320,083	7,377,326
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,742,186)	4,925,228	1,047,467
NET ASSETS
Beginning of period	$77,389,911	$72,464,683	$71,417,216
End of period	$71,647,725	$77,389,911	$72,464,683

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark Tactical Plus Fund
		Ten Months
	Year Ended	Ended	Year Ended
	October 31,	October 31,	December 31,
	2024	2023(1)	2022
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	516,528	662,702	659,284
Issued in reinvestment of dividends to shareholders	128,141	—	211,143
Redeemed	(616,248)	(650,561)	(317,193)
Net increase in shares outstanding	28,421	12,141	553,234
Shares outstanding at beginning of period	3,060,497	3,048,356	2,495,122
Shares outstanding at end of period	3,088,918	3,060,497	3,048,356

A Class Shares
Sold	2,618	7,729	5,931
Issued in reinvestment of dividends to shareholders	2,148	—	3,689
Redeemed	(12,843)	(7,137)	(4,490)
Net increase (decrease) in shares outstanding	(8,077)	592	5,130
Shares outstanding at beginning of period	53,279	52,687	47,557
Shares outstanding at end of period	45,202	53,279	52,687

C Class Shares
Sold	8,565	—	1
Issued in reinvestment of dividends to shareholders	1,110	—	2,983
Redeemed	(14,933)	(2,299)	(10,994)
Net decrease in shares outstanding	(5,258)	(2,299)	(8,010)
Shares outstanding at beginning of period	37,700	39,999	48,009
Shares outstanding at end of period	32,442	37,700	39,999

Class F Shares
Sold	210,414	566,784	435,032
Issued in reinvestment of dividends to shareholders	142,387	—	230,208
Redeemed	(620,664)	(456,195)	(577,435)
Net increase (decrease) in shares outstanding	(267,863)	110,589	87,805
Shares outstanding at beginning of period	3,316,220	3,205,631	3,117,826
Shares outstanding at end of period	3,048,357	3,316,220	3,205,631

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1)

Westwood Quality Value Fund - Institutional Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$12.27	$12.52	$15.46	$11.80	$13.16
Net investment income (a)	0.21	0.19	0.18	0.13	0.20
Net realized and unrealized gains (losses) on investments	2.58	(0.25)	(0.74)	4.28	(0.95)
Total from investment operations	2.79	(0.06)	(0.56)	4.41	(0.75)
Less distributions from:
Net investment income	(0.23)	(0.19)	(0.10)	(0.17)	(0.21)
Net realized gains	(0.27)	—	(2.28)	(0.58)	(0.40)
Total distributions	(0.50)	(0.19)	(2.38)	(0.75)	(0.61)
Net asset value at end of year	$14.56	$12.27	$12.52	$15.46	$11.80
Total return (b)	23.22%	(0.51%)	(4.37)%	38.80%	(6.11)%
Net assets at end of year (in 000s)	$210,883	$183,878	$249,760	$206,730	$172,349
Ratio of net expenses to average net assets (c)	0.62%	0.64%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.69%	0.70%	0.69%	0.76%	0.77%
Ratio of net investment income to average net assets (c)	1.52%	1.52%	1.38%	0.91%	1.66%
Portfolio turnover rate (d)	42%	57%	77%	72%	52%

Westwood Quality Value Fund - A Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$12.33	$12.58	$15.53	$11.84	$13.20
Net investment income (a)	0.18	0.17	0.15	0.08	0.18
Net realized and unrealized gains (losses) on investments	2.61	(0.26)	(0.75)	4.31	(0.96)
Total from investment operations	2.79	(0.09)	(0.60)	4.39	(0.78)
Less distributions from:
Net investment income	(0.21)	(0.16)	(0.07)	(0.12)	(0.18)
Net realized gains	(0.27)	—	(2.28)	(0.58)	(0.40)
Total distributions	(0.48)	(0.16)	(2.35)	(0.70)	(0.58)
Net asset value at end of year	$14.64	$12.33	$12.58	$15.53	$11.84
Total return (b)	23.07%	(0.75%)	(4.64)%	38.46%	(6.32)%
Net assets at end of year (in 000s)	$2,138	$1,218	$1,402	$858	$2,143
Ratio of net expenses to average net assets (c)	0.80%	0.82%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets	0.87%	0.88%	0.94%	1.01%	1.00%
Ratio of net investment income to average net assets (c)	1.32%	1.35%	1.15%	0.58%	1.43%
Portfolio turnover rate (d)	42%	57%	77%	72%	52%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1) (Continued)

Westwood Quality Value Fund - C Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020 (a)
Net asset value at beginning of period	$11.99	$12.28	$15.33	$11.80	$10.17
Net investment income (b)	0.08	0.07	0.06	0.01	0.16
Net realized and unrealized gains (losses) on investments	2.53	(0.25)	(0.74)	4.27	1.47
Total from investment operations	2.61	(0.18)	(0.68)	4.28	1.63
Less distributions from:
Net investment income	(0.11)	(0.11)	(0.09)	(0.17)	—
Net realized gains	(0.27)	—	(2.28)	(0.58)	—
Total distributions	(0.38)	(0.11)	(2.37)	(0.75)	—
Net asset value at end of period	$14.22	$11.99	$12.28	$15.33	$11.80
Total return (c)	22.14%	(1.49%)	(5.36)%	37.62%	16.03	% (d)
Net assets at end of period (in 000s)	$176	$126	$98	$—	$—
Ratio of net expenses to average net assets (e)	1.55%	1.56%	1.65%	1.48%	0.00	% (f)(g)
Ratio of gross expenses to average net assets	1.62%	1.63%	1.68%	1.48%	0.00	% (f)(g)
Ratio of net investment income to average net assets (e)	0.56%	0.57%	0.46%	0.08%	2.29	% (f)
Portfolio turnover rate (h)	42%	57%	77%	72%	52	% (d)

Westwood Quality Value Fund - Ultra Shares				Year Ended October 31, 2024	Period Ended October 31, 2023 (i)
Net asset value at beginning of period				$12.26	$13.30
Net investment income (b)				0.20	0.17
Net realized and unrealized gains (losses) on investments				2.58	(1.02)
Total from investment operations				2.78	(0.85)
Less distributions from:
Net investment income				(0.24)	(0.19)
Net realized gains				(0.27)	—
Total distributions				(0.51)	(0.19)
Net asset value at end of period				$14.53	$12.26
Total return (c)				23.17%	(6.42	)% (d)
Net assets at end of period (in 000s)				$1	$1
Ratio of net expenses to average net assets (e)				0.55%	0.55	% (f)
Ratio of gross expenses to average net assets				0.62%	0.82	% (f)
Ratio of net investment income to average net assets (e)				1.45%	1.46	% (f)
Portfolio turnover rate (h)				42%	57	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	The ratio rounds to 0.00% due to the impact of the low level of average net assets. The share class is expected to run at the expense limit of 1.65% (1.73% excluding waivers) when assets are contributed.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality MidCap Fund

Westwood Quality MidCap Fund - Institutional Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
Net asset value at beginning of period	$9.63	$9.64	$10.00
Net investment income (b)	0.16	0.14	0.11
Net realized and unrealized gains (losses) on investments	2.61	(0.01)	(0.47)
Total from investment operations	2.77	0.13	(0.36)
Less distributions from:
Net investment income	(0.13)	(0.14)	—
Net realized gains	(0.13)	—	—
Total distributions	(0.26)	(0.14)	—
Net asset value at end of period	$12.14	$9.63	$9.64
Total return (c)	29.09%	1.29%	(3.60	)% (d)
Net assets at end of period (in 000s)	$1,991	$1,526	$530
Ratio of net expenses to average net assets (e)	0.69%	0.62%	0.58	% (f)(g)
Ratio of gross expenses to average net assets	3.41%	5.79%	20.06	% (f)
Ratio of net investment income to average net assets (e)	1.39%	1.43%	1.21	% (f)
Portfolio turnover rate	56%	72%	96	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2021) through October 31, 2022.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ending October 31, 2022.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SMidCap Fund (1)

Westwood Quality SMidCap Fund - Institutional Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$12.88		$12.89	$16.62	$11.97	$14.21
Net investment income (a)	0.13		0.13	0.08	0.15	0.11
Net realized and unrealized gains (losses) on investments	3.60		0.05	(1.45)	4.89	(0.75)
Total from investment operations	3.73		0.18	(1.37)	5.04	(0.64)
Less distributions from:
Net investment income	(0.14)		(0.09)	(0.11)	(0.13)	(0.11)
Net realized gains	(0.28)		(0.10)	(2.25)	(0.26)	(1.49)
Total distributions	(0.42)		(0.19)	(2.36)	(0.39)	(1.60)
Net asset value at end of year	$16.19		$12.88	$12.89	$16.62	$11.97
Total return (b)	29.49%		1.42%	(9.64%)	42.85%	(5.39)%
Net assets at end of year (in 000s)	$75,453		$167,877	$201,586	$237,479	$164,350
Ratio of net expenses to average net assets (c)	0.90	% (e)	0.86%	0.87%	0.88%	0.88%
Ratio of gross expenses to average net assets	1.07	% (e)	1.01%	1.02%	1.10%	1.05%
Ratio of net investment income to average net assets (c)	0.90%		0.96%	0.62%	0.99%	0.90%
Portfolio turnover rate (d)	73	% (i)	87%	104%	106%	69%

Westwood Quality SMidCap Fund - Ultra Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020(f)
Net asset value at beginning of period	$12.88		$12.90	$16.62	$11.96	$11.44
Net investment income (a)	0.16		0.15	0.11	0.16	—
Net realized and unrealized gains (losses) on investments	3.60		0.04	(1.44)	4.91	0.52
Total from investment operations	3.76		0.19	(1.33)	5.07	0.52
Less distributions from:
Net investment income	(0.16)		(0.11)	(0.14)	(0.15)	—
Net realized gains	(0.28)		(0.10)	(2.25)	(0.26)	—
Total distributions	(0.44)		(0.21)	(2.39)	(0.41)	—
Net asset value at end of period	$16.20		$12.88	$12.90	$16.62	$11.96
Total return (b)	29.77%		1.54%	(9.41)%	43.19%	4.55	% (g)
Net assets at end of period (in 000s)	$28,783		$114,584	$88,909	$100,933	$2,072
Ratio of net expenses to average net assets (c)	0.70	% (e)	0.68%	0.68%	0.68%	0.70	% (h)
Ratio of gross expenses to average net assets	0.87	% (e)	0.83%	0.83%	0.90%	1.02	% (h)
Ratio of net investment income to average net assets (c)	1.08%		1.12%	0.80%	1.00%	0.08	% (h)
Portfolio turnover rate (d)	73	% (i)	87%	104%	106%	69	% (g)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Includes 0.02% of borrowing costs (Note 2).

(f)	Represents the period from the commencement of operations (July 31, 2020) through October 31, 2020.

(g)	Not annualized.

(h)	Annualized.

(i)	Excludes in kind transactions (Note 9).

(1)	Effective March 1, 2021, Westwood SMIDCap Fund was renamed as Westwood Quality SMIDCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1)

Westwood Quality SmallCap Fund - Institutional Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$18.06	$18.88	$21.99	$14.46	$16.97
Net investment income (a)	0.20	0.27	0.18	0.18	0.12
Net realized and unrealized gains (losses) on investments	3.92	(0.42)	(2.28)	7.47	(2.45)
Total from investment operations	4.12	(0.15)	(2.10)	7.65	(2.33)
Less distributions from:
Net investment income	(0.28)	(0.19)	(0.20)	(0.12)	(0.12)
Net realized gains	(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(0.83)	(0.67)	(1.01)	(0.12)	(0.18)
Net asset value at end of year	$21.35	$18.06	$18.88	$21.99	$14.46
Total return (b)	23.24%	(0.92%)	(10.08)%	53.07%	(13.90)%
Net assets at end of year (in 000s)	$455,373	$427,774	$476,094	$586,435	$357,901
Ratio of net expenses to average net assets (c)	0.90%	0.92%	0.92%	0.92%	0.99%
Ratio of gross expenses to average net assets	1.04%	1.05%	1.04%	1.09%	1.16%
Ratio of net investment income to average net assets (c)	0.97%	1.43%	0.94%	0.90%	0.81%
Portfolio turnover rate (d)	57%	58%	60%	58%	67%

Westwood Quality SmallCap Fund - A Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$17.99	$18.84	$21.94	$14.44	$16.99
Net investment income (a)	0.16	0.26	0.16	0.16	0.08
Net realized and unrealized gains (losses) on investments	3.91	(0.43)	(2.27)	7.45	(2.43)
Total from investment operations	4.07	(0.17)	(2.11)	7.61	(2.35)
Less distributions from:
Net investment income	(0.24)	(0.20)	(0.18)	(0.11)	(0.14)
Net realized gains	(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(0.79)	(0.68)	(0.99)	(0.11)	(0.20)
Net asset value at end of year	$21.27	$17.99	$18.84	$21.94	$14.44
Total return (b)	23.02%	(1.03%)	(10.15)%	52.90%	(14.04)%
Net assets at end of year (in 000s)	$3,224	$2,161	$1,556	$1,470	$881
Ratio of net expenses to average net assets (c)	1.04%	1.04%	1.04%	1.04%	1.09%
Ratio of gross expenses to average net assets	1.18%	1.17%	1.16%	1.22%	1.28%
Ratio of net investment income to average net assets (c)	0.80%	1.38%	0.81%	0.77%	0.55%
Portfolio turnover rate (d)	57%	58%	60%	58%	67%

Amounts designated as “—” are either $0.00 or have been rounded to $ 0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1) (Continued)

Westwood Quality SmallCap Fund - C Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$17.81	$18.62	$21.75	$14.34	$16.98
Net investment income (loss) (a)	(0.01)	0.10	0.01	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	3.88	(0.41)	(2.25)	7.44	(2.45)
Total from investment operations	3.87	(0.31)	(2.24)	7.43	(2.46)
Less distributions from:
Net investment income	(0.20)	(0.02)	(0.08)	(0.02)	(0.12)
Net realized gains	(0.55)	(0.48)	(0.81)	—	(0.06)
Total distributions	(0.75)	(0.50)	(0.89)	(0.02)	(0.18)
Net asset value at end of year	$20.93	$17.81	$18.62	$21.75	$14.34
Total return (b)	22.12%	(1.77%)	(10.84)%	51.81%	(14.67)%
Net assets at end of year (in 000s)	$2,715	$1,029	$708	$849	$186
Ratio of net expenses to average net assets (c)	1.79%	1.79%	1.79%	1.79%	1.84%
Ratio of gross expenses to average net assets	1.93%	1.92%	1.91%	1.97%	2.02%
Ratio of net investment income (loss) to average net assets (c)	(0.06%)	0.51%	0.07%	(0.04)%	(0.08)%
Portfolio turnover rate (d)	57%	58%	60%	58%	67%

Westwood Quality SmallCap Fund - Ultra Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020(e)
Net asset value at beginning of period	$18.08	$18.91	$22.01	$14.47	$11.72
Net investment income (a)	0.22	0.29	0.21	0.20	0.05
Net realized and unrealized gains (losses) on investments	3.94	(0.43)	(2.28)	7.48	2.70
Total from investment operations	4.16	(0.14)	(2.07)	7.68	2.75
Less distributions from:
Net investment income	(0.31)	(0.21)	(0.22)	(0.14)	—
Net realized gains	(0.55)	(0.48)	(0.81)	—	—
Total distributions	(0.86)	(0.69)	(1.03)	(0.14)	—
Net asset value at end of period	$21.38	$18.08	$18.91	$22.01	$14.47
Total return (b)	23.41%	(0.83%)	(9.91)%	53.29%	23.46	% (f)
Net assets at end of period (in 000s)	$638,196	$608,142	$511,179	$506,444	$151,903
Ratio of net expenses to average net assets (c)	0.79%	0.79%	0.79%	0.79%	0.81	% (g)
Ratio of gross expenses to average net assets	0.93%	0.92%	0.91%	0.97%	1.10	% (g)
Ratio of net investment income to average net assets (c)	1.07%	1.52%	1.07%	0.95%	0.63	% (g)
Portfolio turnover rate (d)	57%	58%	60%	58%	67	% (f)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(f)	Not annualized.

(g)	Annualized.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality AllCap Fund

Westwood Quality AllCap Fund - Institutional Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net asset value at beginning of period	$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.15	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	2.22	—	(0.67)	0.59
Total from investment operations	2.37	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.20)	—	(0.02)	—
Total distributions	(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$12.02	$10.02	$10.03	$10.59
Total return (c)	24.16%	1.56%	(4.86)%	5.90	% (d)
Net assets at end of period (in 000s)	$561	$197	$553	$529
Ratio of net expenses to average net assets (e)	0.53%	0.48%	0.45%	0.65	% (f)
Ratio of gross expenses to average net assets	0.97%	0.91%	0.93%	2.25	% (f)
Ratio of net investment income to average net assets (e)	1.33%	1.56%	1.55%	0.22	% (f)
Portfolio turnover rate (g)	73%	84%	101%	4	% (d)

Westwood Quality AllCap Fund - Ultra Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net asset value at beginning of period	$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.17	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	2.22	—	(0.67)	0.59
Total from investment operations	2.39	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.20)	—	(0.02)	—
Total distributions	(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$12.04	$10.02	$10.03	$10.59
Total return (c)	24.39%	1.53%	(4.81)%	5.90	% (d)
Net assets at end of period (in 000s)	$21,975	$20,153	$21,750	$21,715
Ratio of net expenses to average net assets (e)	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of gross expenses to average net assets	0.89%	0.88%	0.93%	2.07	% (f)
Ratio of net investment income to average net assets (e)	1.51%	1.57%	1.55%	0.44	% (f)
Portfolio turnover rate (g)	73%	84%	101%	4	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund

Westwood Income Opportunity Fund - Institutional Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$10.46	$10.59	$13.92	$12.84	$15.89
Net investment income (a)	0.41	0.38	0.30	0.23	0.22
Net realized and unrealized gains (losses) on investments	1.65	(0.12)	(2.19)	1.90	0.34
Total from investment operations	2.06	0.26	(1.89)	2.13	0.56
Less distributions from:
Net investment income	(0.44)	(0.39)	(0.28)	(0.50)	(0.20)
Net realized gains	—	—	(1.16)	(0.55)	(3.41)
Return of capital	(0.08)	—	—	—	—
Total distributions	(0.52)	(0.39)	(1.44)	(1.05)	(3.61)
Net asset value at end of year	$12.00	$10.46	$10.59	$13.92	$12.84
Total return (b)	19.85%	2.35%	(14.97)%	17.21%	4.59%
Net assets at end of year (in 000s)	$368,844	$391,661	$579,772	$814,633	$662,612
Ratio of net expenses to average net assets (c)	0.83%	0.81%	0.81%	0.85%	0.89%
Ratio of gross expenses to average net assets	0.83%	0.81%	0.81%	0.86%	0.89%
Ratio of net investment income to average net assets (c)	3.53%	3.44%	2.52%	1.68%	1.69%
Portfolio turnover rate (d)	57%	88%	81%	82%	111%

Westwood Income Opportunity Fund - A Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$10.45	$10.57	$13.90	$12.83	$15.88
Net investment income (a)	0.39	0.36	0.27	0.20	0.18
Net realized and unrealized gains (losses) on investments	1.65	(0.11)	(2.19)	1.88	0.34
Total from investment operations	2.04	0.25	(1.92)	2.08	0.52
Less distributions from:
Net investment income	(0.42)	(0.37)	(0.25)	(0.46)	(0.16)
Net realized gains	—	—	(1.16)	(0.55)	(3.41)
Return of capital	(0.08)	—	—	—	—
Total distributions	(0.50)	(0.37)	(1.41)	(1.01)	(3.57)
Net asset value at end of year	$11.99	$10.45	$10.57	$13.90	$12.83
Total return (b)	19.68%	2.25%	(15.21)%	16.86%	4.34%
Net assets at end of year (in 000s)	$43,706	$44,318	$55,296	$62,614	$48,051
Ratio of net expenses to average net assets (c)	1.00%	0.99%	1.06%	1.10%	1.14%
Ratio of gross expenses to average net assets	1.00%	0.99%	1.06%	1.11%	1.14%
Ratio of net investment income to average net assets (c)	3.36%	3.27%	2.27%	1.44%	1.43%
Portfolio turnover rate (d)	57%	88%	81%	82%	111%

Amounts designated as “—” are either $0.00 or have been rounded to $ 0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund (Continued)

Westwood Income Opportunity Fund - C Class Shares	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$10.40	$10.53	$13.84	$12.79	$15.88
Net investment income (a)	0.30	0.27	0.18	0.10	0.06
Net realized and unrealized gains (losses) on investments	1.63	(0.12)	(2.16)	1.88	0.36
Total from investment operations	1.93	0.15	(1.98)	1.98	0.42
Less distributions from:
Net investment income	(0.34)	(0.28)	(0.17)	(0.38)	(0.10)
Net realized gains	—	—	(1.16)	(0.55)	(3.41)
Return of capital	(0.07)	—	—	—	—
Total distributions	(0.41)	(0.28)	(1.33)	(0.93)	(3.51)
Net asset value at end of year	$11.92	$10.40	$10.53	$13.84	$12.79
Total return (b)	18.71%	1.40%	(15.75)%	16.03%	3.52%
Net assets at end of year (in 000s)	$12,555	$11,626	$12,743	$13,323	$4,453
Ratio of net expenses to average net assets (c)	1.75%	1.74%	1.81%	1.85%	1.90%
Ratio of gross expenses to average net assets	1.75%	1.74%	1.81%	1.86%	1.90%
Ratio of net investment income to average net assets (c)	2.61%	2.51%	1.52%	0.70%	0.48%
Portfolio turnover rate (d)	57%	88%	81%	82%	111%

Westwood Income Opportunity Fund - Ultra Shares				Year Ended October 31, 2024	Period Ended October 31, 2023 (e)
Net asset value at beginning of period				$10.46	$11.12
Net investment income (a)				0.42	0.35
Net realized and unrealized gains (losses) on investments				1.64	(0.62)
Total from investment operations				2.06	(0.27)
Less distributions from:
Net investment income				(0.44)	(0.39)
Net realized gains				—	—
Return of capital				(0.09)	—
Total distributions				(0.53)	(0.39)
Net asset value at end of period				$11.99	$10.46
Total return (b)				19.86%	(2.47	)% (f)
Net assets at end of period (in 000s)				$96,228	$61,524
Ratio of net expenses to average net assets (c)				0.75%	0.74	% (g)
Ratio of gross expenses to average net assets				0.75%	0.74	% (g)
Ratio of net investment income to average net assets (c)				3.59%	3.51	% (g)
Portfolio turnover rate (d)				57%	88	% (f)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Multi-Asset Income Fund (1)(2)

Westwood Multi-Asset Income Fund - Institutional Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$8.85		$8.95	$10.67	$9.55	$9.25
Net investment income (a)	0.57		0.50	0.42	0.35	0.35
Net realized and unrealized gains (losses) on investments	1.08		(0.11)	(1.71)	1.14	0.29
Total from investment operations	1.65		0.39	(1.29)	1.49	0.64
Less distributions from:
Net investment income	(0.57)		(0.49)	(0.43)	(0.37)	(0.34)
Total distributions	(0.57)		(0.49)	(0.43)	(0.37)	(0.34)
Net asset value at end of year	$9.93		$8.85	$8.95	$10.67	$9.55
Total return (b)	18.97%		4.27%	(12.38)%	15.69%	7.14%
Net assets at end of year (in 000s)	$88,234		$93,810	$96,636	$94,360	$72,914
Ratio of net expenses to average net assets (c)	0.88	% (e)(f)	0.71%	0.80%	0.80%	0.27%
Ratio of gross expenses to average net assets	0.97	% (e)	0.78%	0.87%	0.96%	0.59%
Ratio of net investment income to average net assets (c)	5.90	% (f)	5.42%	4.31%	3.37%	3.78%
Portfolio turnover rate (d)	65%		52%	62%	67%	130%

Westwood Multi-Asset Income Fund - A Class Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$8.89		$9.00	$10.72	$9.60	$9.29
Net investment income (a)	0.55		0.47	0.39	0.33	0.34
Net realized and unrealized gains (losses) on investments	1.09		(0.11)	(1.71)	1.13	0.29
Total from investment operations	1.64		0.36	(1.32)	1.46	0.63
Less distributions from:
Net investment income	(0.55)		(0.47)	(0.40)	(0.34)	(0.32)
Total distributions	(0.55)		(0.47)	(0.40)	(0.34)	(0.32)
Net asset value at end of year	$9.98		$8.89	$9.00	$10.72	$9.60
Total return (b)	18.73%		3.91%	(12.54)%	15.34%	7.01%
Net assets at end of year (in 000s)	$8,248		$7,095	$2,321	$1,623	$320
Ratio of net expenses to average net assets (c)	1.12	% (e)(f)	0.94%	1.15%	1.05%	0.48%
Ratio of gross expenses to average net assets	1.21	% (e)	1.01%	1.22%	1.21%	0.82%
Ratio of net investment income to average net assets (c)	5.66	% (f)	5.07%	3.95%	3.05%	3.61%
Portfolio turnover rate (d)	65%		52%	62%	67%	130%

Amounts designated as “—” are either $0.00 or have been rounded to $ 0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	Includes 0.01% of borrowing costs (Note 2).

(f)	Includes 0.00% of affiliated management fee waived by Adviser (Note 4).

(1)	Effective November 1, 2019, Westwood Short Duration Multi-Asset Yield Fund was renamed as Westwood High Income Fund.

(2)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asseet Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Multi-Asset Income Fund (1)(2)(Continued)

Westwood Multi-Asset Income Fund - C Class Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020(a)
Net asset value at beginning of period	$8.92		$9.01	$10.75	$9.55	$8.23
Net investment income (b)	0.49		0.41	0.33	0.22	0.24
Net realized and unrealized gains (losses) on investments	1.08		(0.10)	(1.74)	1.28	1.28
Total from investment operations	1.57		0.31	(1.41)	1.50	1.52
Less distributions from:
Net investment income	(0.47)		(0.40)	(0.33)	(0.30)	(0.20)
Total distributions	(0.47)		(0.40)	(0.33)	(0.30)	(0.20)
Net asset value at end of period	$10.02		$8.92	$9.01	$10.75	$9.55
Total return (c)	17.85%		3.34%	(13.32)%	15.77%	18.51	% (d)
Net assets at end of period (in 000s)	$79		$199	$201	$104	$—
Ratio of net expenses to average net assets (e)	1.87	% (f)(i)	1.69%	1.83%	1.80%	0.02	% (g)
Ratio of gross expenses to average net assets	1.96	% (f)	1.76%	1.90%	1.98%	0.03	% (g)
Ratio of net investment income to average net assets (e)	5.12	% (i)	4.44%	3.31%	2.03%	4.46	% (g)
Portfolio turnover rate (h)	65%		52%	62%	67%	130	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Annualized.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Includes 0.00% of affiliated management fee waived by Adviser (Note 4).

(1)	Effective November 1, 2019, Westwood Short Duration Multi-Asset Yield Fund was renamed as Westwood High Income Fund.

(2)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asseet Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund (1)

Westwood Alternative Income Fund - Institutional Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$9.13		$10.39	$11.02	$10.47	$10.25
Net investment income (a)	0.20		0.29	0.20	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.65		0.13	(0.51)	0.49	0.46
Total from investment operations	0.85		0.42	(0.31)	0.65	0.64
Less distributions from:
Net investment income	(0.07)		(1.59)	(0.17)	(0.10)	(0.10)
Net realized gains	—		—	(0.15)	—	(0.32)
Return of capital	(0.25)		(0.09)	—	—	—
Total distributions	(0.32)		(1.68)	(0.32)	(0.10)	(0.42)
Net asset value at end of year	$9.66		$9.13	$10.39	$11.02	$10.47
Total return (b)	9.39%		4.48%	(2.88)%	6.19%	6.44%
Net assets at end of year (in 000s)	$94,691		$86,793	$67,312	$53,734	$22,772
Ratio of net expenses to average net assets (c)	0.99	% (d)	0.34%	0.30%	0.96%	0.90%
Ratio of gross expenses to average net assets	1.22	% (d)	0.60%	0.44%	1.21%	1.40%
Ratio of net investment income to average net assets (c)	2.12%		3.08%	1.91%	1.45%	1.79%
Portfolio turnover rate (e)	51%		92%	128%	125%	137%

Westwood Alternative Income Fund - A Class Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020(f)
Net asset value at beginning of period	$9.12		$10.39	$11.00	$10.46	$9.78
Net investment income (a)	0.15		0.27	0.18	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.69		0.13	(0.49)	0.48	0.62
Total from investment operations	0.84		0.40	(0.31)	0.62	0.72
Less distributions from:
Net investment income	(0.07)		(1.58)	(0.15)	(0.08)	(0.04)
Net realized gains	—		—	(0.15)	—	—
Return of capital	(0.24)		(0.09)	—	—	—
Total distributions	(0.31)		(1.67)	(0.30)	(0.08)	(0.04)
Net asset value at end of period	$9.65		$9.12	$10.39	$11.00	$10.46
Total return (b)	9.33%		4.25%	(2.88)%	5.97%	7.35	% (g)
Net assets at end of period (in 000s)	$463		$34	$33	$68	$28
Ratio of net expenses to average net assets (c)	1.09	% (d)	0.46%	0.45%	1.11%	1.15	% (h)
Ratio of gross expenses to average net assets	1.32	% (d)	0.72%	0.59%	1.38%	1.67	% (h)
Ratio of net investment income to average net assets (c)	1.61%		2.90%	1.69%	1.32%	1.61	% (h)
Portfolio turnover rate (e)	51%		92%	128%	125%	137	% (g)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(d)	Includes 0.01% of borrowing costs (Note 2).

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(g)	Not annualized.

(h)	Annualized.

(1)	Effective November 1, 2019, Westwood Market Neutral Income Fund was renamed as Westwood Alternative Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund (1) (Continued)

Westwood Alternative Income Fund - C Class Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020 (a)
Net asset value at beginning of period	$9.13		$10.40	$11.01	$10.46	$9.78
Net investment income (b)	0.12		0.21	0.13	0.06	0.05
Net realized and unrealized gains (losses) on investments	0.64		0.13	(0.52)	0.50	0.65
Total from investment operations	0.76		0.34	(0.39)	0.56	0.70
Less distributions from:
Net investment income	(0.05)		(1.53)	(0.07)	(0.01)	(0.02)
Net realized gains	—		—	(0.15)	—	—
Return of capital	(0.18)		(0.08)	—	—	—
Total distributions	(0.23)		(1.61)	(0.22)	(0.01)	(0.02)
Net asset value at end of period	$9.66		$9.13	$10.40	$11.01	$10.46
Total return (c)	8.43%		3.57%	(3.59)%	5.93%	7.21	% (d)
Net assets at end of period (in 000s)	$439		$443	$156	$40	$149
Ratio of net expenses to average net assets (e)	1.85	% (f)	1.21%	1.20%	1.83%	2.10	% (g)
Ratio of gross expenses to average net assets	2.08	% (f)	1.47%	1.34%	2.13%	2.62	% (g)
Ratio of net investment income to average net assets (e)	1.27%		2.25%	1.24%	0.56%	0.85	% (g)
Portfolio turnover rate (h)	51%		92%	128%	125%	137	% (d)

Westwood Alternative Income Fund - Ultra Shares	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$9.13		$10.40	$11.02	$10.47	$10.25
Net investment income (b)	0.22		0.29	0.20	0.17	0.19
Net realized and unrealized gains (losses) on investments	0.64		0.14	(0.49)	0.48	0.46
Total from investment operations	0.86		0.43	(0.29)	0.65	0.65
Less distributions from:
Net investment income	(0.07)		(1.61)	(0.18)	(0.10)	(0.11)
Net realized gains	—		—	(0.15)	—	(0.32)
Return of capital	(0.26)		(0.09)	—	—	—
Total distributions	(0.33)		(1.70)	(0.33)	(0.10)	(0.43)
Net asset value at end of year	$9.66		$9.13	$10.40	$11.02	$10.47
Total return (c)	9.52%		4.50%	(2.69)%	6.26%	6.54%
Net assets at end of year (in 000s)	$27,792		$54,200	$88,734	$128,329	$86,386
Ratio of net expenses to average net assets (e)	0.85	% (f)	0.21%	0.20%	0.85%	0.87%
Ratio of gross expenses to average net assets	1.08	% (f)	0.47%	0.34%	1.12%	1.40%
Ratio of net investment income to average net assets (e)	2.35%		3.10%	1.95%	1.53%	1.86%
Portfolio turnover rate (h)	51%		92%	128%	125%	137%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (March 31, 2020) through October 31, 2020.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Annualized.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective November 1, 2019, Westwood Market Neutral Income Fund was renamed as Westwood Alternative Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1)

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (2)	Ten Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.83		$7.30	$6.50		$5.50	$7.05	$6.34
Net investment income (a)	0.11		0.10	0.04		(0.02)	0.08	0.04
Net realized and unrealized gains (losses) on investments	2.21		0.88	1.08		1.34	(1.31)	0.99
Total from investment operations	2.32		0.98	1.12		1.32	(1.23)	1.03
Less distributions from:
Net investment income	(0.35)		(0.28)	—		—	—	(0.18)
Return of capital	—		(0.17)	(0.32)		(0.32)	(0.32)	(0.14)
Total distributions	(0.35)		(0.45)	(0.32)		(0.32)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		— (5)	—		—	—	—
Net asset value at end of period	$9.80		$7.83	$7.30		$6.50	$5.50	$7.05
Total return (b)	30.24	% (c)	13.97%	17.22%		24.11%	(17.32%)	16.33%
Net assets at end of period (in 000s)	$972,519		$739,542	$779,843		$566,980	$393,743	$617,790
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.07	% (e)(h)	1.11%	1.35	% (f)	1.29%	1.30%	1.26%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.07	% (e)(h)	1.11%	1.35	% (f)	1.29%	1.30%	1.24%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.10	% (e)	1.15%	1.35%		1.27%	1.33%	1.24%
Ratio of net investment income (loss) to average net assets (d)	1.46	% (e)(h)	1.36%	0.52%		(27.00%)	1.55%	0.50%
Portfolio turnover rate (g)	74	% (c)	91%	86%		248%	260%	66%

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Ten Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.88		$7.34	$6.53		$5.53	$7.07	$6.36
Net investment income (a)	0.09		0.08	0.02		(0.03)	0.07	0.02
Net realized and unrealized gains (losses) on investments	2.21		0.89	1.09		1.34	(1.31)	1.00
Total from investment operations	2.30		0.97	1.11		1.31	(1.24)	1.02
Less distributions from:
Net investment income	(0.33)		(0.27)	—		—	—	(0.17)
Return of capital	—		(0.16)	(0.30)		(0.31)	(0.30)	(0.14)
Total distributions	(0.33)		(0.43)	(0.30)		(0.31)	(0.30)	(0.31)
Tax expense reimbursements by Adviser (Note 2)	—		— (5)	—		—	—	—
Net asset value at end of period	$9.85		$7.88	$7.34		$6.53	$5.53	$7.07
Total return (b)	29.79	% (c)	13.75%	17.00%		23.74%	(17.43%)	16.03%
Net assets at end of period (in 000s)	$154,629		$134,627	$151,353		$92,027	$63,681	$110,549
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.35	% (e)(h)	1.36%	1.61	% (f)	1.50%	1.55%	1.47%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.35	% (e)(h)	1.36%	1.61	% (f)	1.50%	1.55%	1.49%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.38	% (e)	1.40%	1.61%		1.50%	1.56%	1.47%
Ratio of net investment income (loss) to average net assets (d)	1.21	% (e)(h)	1.12%	0.23%		(0.42%)	1.29%	0.24%
Portfolio turnover rate (g)	74	% (c)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Includes 0.03% of affiliated management fee waived by Adviser (Note 4).

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.

(3)	Fund changed fiscal year to October 31.

(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Ten Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.85		$7.30	$6.50		$5.50	$7.02	$6.32
Net investment income (a)	0.03		0.03	(0.03)		(0.08)	0.03	-0.03 (b)
Net realized and unrealized gains (losses) on investments	2.20		0.90	1.07		1.34	(1.31)	0.98
Total from investment operations	2.23		0.93	1.04		1.26	(1.28)	0.95
Less distributions from:
Net investment income	(0.28)		(0.24)	—		—	—	(0.14)
Return of capital	—		(0.14)	(0.24)		(0.26)	(0.24)	(0.11)
Total distributions	(0.28)		(0.38)	(0.24)		(0.26)	(0.24)	(0.25)
Tax expense reimbursements by Adviser (Note 2)	—		— (5)	—		—	—	—
Net asset value at end of period	$9.80		$7.85	$7.30		$6.50	$5.50	$7.02
Total return (b)	28.91	% (c)	13.12%	15.98%		22.91%	(18.16%)	15.15%
Net assets at end of period (in 000s)	$15,499		$13,741	$15,694		$17,726	$20,468	$37,346
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	2.10	% (e)(h)	2.09%	2.34	% (f)	2.29%	2.30%	2.22%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	2.10	% (e)(h)	2.09%	2.34	% (f)	2.29%	2.30%	2.24%
Ratio of gross expenses to average net assets (including tax expense/benefit)	2.13	% (e)	2.13%	2.34%		2.26%	2.32%	2.22%
Ratio of net investment income (loss) to average net assets (d)	0.47	% (e)(h)	0.37%	(0.47%)		(1.26%)	0.57%	(0.48%)
Portfolio turnover rate (g)	74	% (c)	91%	86%		248%	260%	66%

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (2)	Ten Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.84		$7.30	$6.51		$5.50	$7.05	$6.34
Net investment income (a)	0.11		0.11	0.04		(0.01)	0.08	0.04
Net realized and unrealized gains (losses) on investments	2.20		0.89	1.08		1.35	(1.31)	0.99
Total from investment operations	2.31		1.00	1.12		1.34	(1.23)	1.03
Less distributions from:
Net investment income	(0.35)		(0.29)	—		—	—	(0.18)
Return of capital	—		(0.17)	(0.33)		(0.33)	(0.32)	(0.14)
Total distributions	(0.35)		(0.46)	(0.33)		(0.33)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		— (5)	—		—	—	—
Net asset value at end of period	$9.80		$7.84	$7.30		$6.51	$5.50	$7.05
Total return (c)	30.15	% (c)	14.22%	17.12%		24.41%	(17.27%)	16.42%
Net assets at end of period (in 000s)	$5,410		$4,328	$30,710		$29,645	$32,949	$23,879
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.00	% (e)(h)	1.03%	1.27	% (f)	1.20%	1.26%	1.16%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.00	% (e)(h)	10.20%	1.27	% (f)	1.20%	1.26%	1.18%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.03	% (e)	1.06%	1.27%		1.20%	1.26%	1.16%
Ratio of net investment income (loss) to average net assets (d)	1.54	% (e)(h)	1.42%	0.59%		(0.19%)	1.62%	0.59%
Portfolio turnover rate (g)	74	% (c)	91%	86%		248%	260%	66%

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Includes 0.03% of affiliated management fee waived by Adviser (Note 4).

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Prior to November 18, 2022, Ultra Shares were R6 Share Class.

(3)	Fund changed fiscal year to October 31.

(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Global Real Estate Fund (1)(2)

Westwood Global Real Estate Fund - Institutional Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$10.80	$11.63		$15.22	$12.86	$14.59	$12.33
Net investment income (a)	0.29	0.18		0.28	0.18	0.16	0.22
Net realized and unrealized gains (losses) on investments	2.12	(0.78)		(3.56)	2.64	(1.66)	2.40
Total from investment operations	2.41	(0.60)		(3.28)	2.82	(1.50)	2.62
Less distributions from:
Net investment income	(0.28)	(0.17)		(0.27)	(0.46)	(0.23)	(0.36)
Return of capital	(0.04)	(0.06)		(0.04)	—	—	—
Total distributions	(0.32)	(0.23)		(0.31)	(0.46)	(0.23)	(0.36)
Net asset value at end of period	$12.89	$10.80		$11.63	$15.22	$12.86	$14.59
Total return (b)	22.41%	(5.22	)% (c)	(21.61%)	22.09%	(9.98%)	21.31%
Net assets at end of period (in 000s)	$2,057	$1,838		$2,631	$3,685	$3,360	$6,793
Ratio of net expenses to average net assets (d)	1.10%	1.09	% (e)	1.14%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets	1.76%	1.73	% (e)	2.09%	1.96%	2.03%	1.71%
Ratio of net investment income to average net assets (d)	2.35%	1.83	% (e)	2.17%	1.23%	1.38%	1.54%
Portfolio turnover rate (f)	48%	10	% (c)	29%	49%	29%	21%

Westwood Global Real Estate Fund - A Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$10.85	$11.68		$15.29	$12.92	$14.65	$12.38
Net investment income (a)	0.25	0.16		0.23	0.12	0.12	0.17
Net realized and unrealized gains (losses) on investments	2.13	(0.78)		(3.57)	2.65	(1.68)	2.40
Total from investment operations	2.38	(0.62)		(3.34)	2.77	(1.56)	2.57
Less distributions from:
Net investment income	(0.25)	(0.15)		(0.24)	(0.40)	(0.17)	(0.30)
Return of capital	(0.04)	(0.06)		(0.03)	—	—	—
Total distributions	(0.29)	(0.21)		(0.27)	(0.40)	(0.17)	(0.30)
Net asset value at end of period	$12.94	$10.85		$11.68	$15.29	$12.92	$14.65
Total return (b)	21.98%	(5.39	)% (c)	(21.91%)	21.58%	(10.36%)	20.82%
Net assets at end of period (in 000s)	$13,711	$13,871		$16,335	$23,312	$20,341	$26,859
Ratio of net expenses to average net assets (d)	1.37%	1.34	% (e)	1.54%	1.55%	1.55%	1.55%
Ratio of gross expenses to average net assets	2.03%	1.98	% (e)	2.49%	2.36%	2.43%	2.11%
Ratio of net investment income to average net assets (d)	2.07%	1.62	% (e)	1.76%	0.83%	1.02%	1.21%
Portfolio turnover rate (f)	48%	10	% (c)	29%	49%	29%	21%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Global Real Estate Fund was known as Salient Global Real Estate Fund. Prior to August 14, 2018, Salient Global Estate Fund was known as Salient International Real Estate Fund.

(2)	Effective March 31, 2024, Westwood Salient Global Real Estate Fund was renamed as Westwood Global Real Estate Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Global Real Estate Fund (1)(2) (Continued)

Westwood Global Real Estate Fund - C Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$10.80	$11.64		$15.25	$12.88	$14.59	$12.31
Net investment income (a)	0.16	0.09		0.16	0.03	0.05	0.07
Net realized and unrealized gains (losses) on investments	2.12	(0.78)		(3.56)	2.66	(1.65)	2.41
Total from investment operations	2.28	(0.69)		(3.40)	2.69	(1.60)	2.48
Less distributions from:
Net investment income	(0.16)	(0.11)		(0.18)	(0.32)	(0.11)	(0.20)
Return of capital	(0.02)	(0.04)		(0.03)	—	—	—
Total distributions	(0.18)	(0.15)		(0.21)	(0.32)	(0.11)	(0.20)
Net asset value at end of period	$12.90	$10.80		$11.64	$15.25	$12.88	$14.59
Total return (b)	21.21%	(6.03	)% (c)	(22.33%)	20.95%	(10.81%)	20.19%
Net assets at end of period (in 000s)	$422	$959		$1,061	$1,591	$2,585	$4,614
Ratio of net expenses to average net assets (d)	2.05%	2.06	% (e)	2.09%	2.10%	2.10%	2.10%
Ratio of gross expenses to average net assets	2.71%	2.70	% (e)	3.04%	2.94%	2.98%	2.67%
Ratio of net investment income to average net assets (d)	1.31%	0.90	% (e)	1.22%	0.22%	0.41%	0.51%
Portfolio turnover rate (f)	48%	10	% (c)	29%	49%	29%	21%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Global Real Estate Fund was known as Salient Global Real Estate Fund. Prior to August 14, 2018 Salient Global Estate Fund was known as Salient International Real Estate Fund.

(2)	Effective March 31, 2024, Westwood Salient Global Real Estate Fund was renamed as Westwood Global Real Estate Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2)

Westwood Real Estate Income Fund - Institutional Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$16.64	$17.39		$21.56	$19.68	$21.42	$19.07
Net investment income (a)	0.47	0.75		0.70	0.46	0.49	0.57
Net realized and unrealized gains (losses) on investments	3.73	(0.59)		(3.71)	3.19	(1.24)	2.95
Total from investment operations	4.20	0.16		(3.01)	3.65	(0.75)	3.52
Less distributions from:
Net investment income	(1.31)	(0.87)		(0.71)	(1.11)	(0.46)	(0.51)
Net realized gains	—	—		—	—	—	—
Return of capital	—	(0.04)		(0.45)	(0.66)	(0.53)	(0.66)
Total distributions	(1.31)	(0.91)		(1.16)	(1.77)	(0.99)	(1.17)
Net asset value at end of period	$19.53	$16.64		$17.39	$21.56	$19.68	$21.42
Total return (b)	25.88%	0.81	% (c)	(14.10%)	15.44%	(2.75%)	18.64%
Net assets at end of period (in 000s)	$177,945	$139,523		$108,853	$143,721	$160,526	$232,707
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	0.93%	1.09	% (e)	1.03%	1.10%	1.10%	1.06%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	0.90%	0.98	% (e)	1.42%	1.37%	1.37%	1.31%
Ratio of net investment income to average net assets (d)	2.56%	5.09	% (e)	3.67%	2.26%	2.73%	2.76%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	0.93%	1.09	% (e)	1.12%	1.15%	1.15%	1.10%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	0.90%	0.98	% (e)	1.51%	1.42%	1.42%	1.35%
Ratio of net investment income to average net assets (d)	2.56%	5.09	% (e)	3.58%	2.21%	2.68%	2.72%
Portfolio turnover rate (f)	94%	76	% (c)	72%	82%	55%	49%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2) (Continued)

Westwood Real Estate Income Fund - A Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$16.71	$17.45		$21.63	$19.74	$21.48	$19.13
Net investment income (a)	0.40	0.70		0.71	0.38	0.43	0.49
Net realized and unrealized gains (losses) on investments	3.76	(0.57)		(3.80)	3.14	(1.26)	2.94
Total from investment operations	4.16	0.13		(3.09)	3.52	(0.83)	3.43
Less distributions from:
Net investment income	(1.26)	(0.83)		(0.67)	(1.02)	(0.43)	(0.47)
Net realized gains	—	—		—	—	—	—
Return of capital	—	(0.04)		(0.42)	(0.61)	(0.48)	(0.61)
Total distributions	(1.26)	(0.87)		(1.09)	(1.63)	(0.91)	(1.08)
Net asset value at end of period	$19.61	$16.71		$17.45	$21.63	$19.74	$21.48
Total return (b)	25.47%	0.66	% (c)	(14.45%)	14.98%	(3.17%)	18.12%
Net assets at end of period (in 000s)	$94,816	$95,619		$103,950	$126,620	$125,194	$160,277
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	1.23%	1.33	% (e)	1.53%	1.50%	1.50%	1.46%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	1.20%	1.22	% (e)	1.95%	1.77%	1.77%	1.71%
Ratio of net investment income to average net assets (d)	2.20%	4.75	% (e)	3.73%	1.87%	2.38%	2.37%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	1.23%	1.33	% (e)	1.62%	1.55%	1.55%	1.50%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	1.20%	1.22	% (e)	2.04%	1.82%	1.82%	1.75%
Ratio of net investment income to average net assets (d)	2.20%	4.75	% (e)	3.64%	1.82%	2.33%	2.33%
Portfolio turnover rate (f)	94%	76	% (c)	72%	82%	55%	49%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2) (Continued)

Westwood Real Estate Income Fund - C Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$16.10	$16.87		$20.94	$19.13	$20.84	$18.56
Net investment income (a)	0.22	0.58		0.47	0.21	0.30	0.31
Net realized and unrealized gains (losses) on investments	3.66	(0.57)		(3.56)	3.04	(1.20)	2.91
Total from investment operations	3.88	0.01		(3.09)	3.25	(0.90)	3.22
Less distributions from:
Net investment income	(1.13)	(0.75)		(0.60)	(0.90)	(0.38)	(0.41)
Net realized gains	—	—		—	—	—	—
Return of capital	—	(0.03)		(0.38)	(0.54)	(0.43)	(0.53)
Total distributions	(1.13)	(0.78)		(0.98)	(1.44)	(0.81)	(0.94)
Net asset value at end of period	$18.85	$16.10		$16.87	$20.94	$19.13	$20.84
Total return (b)	24.67%	(0.03	)% (c)	(14.92%)	14.35%	(3.69%)	17.51%
Net assets at end of period (in 000s)	$4,477	$5,327		$5,679	$11,219	$29,178	$51,214
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	1.88%	2.06	% (e)	1.98%	2.05%	2.05%	2.03%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	1.85%	1.95	% (e)	2.38%	2.33%	2.32%	2.28%
Ratio of net investment income to average net assets (d)	1.27%	4.00	% (e)	2.57%	1.11%	1.75%	1.58%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	1.88%	2.06	% (e)	2.07%	2.10%	2.10%	2.07%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	1.85%	1.95	% (e)	2.47%	2.38%	2.37%	2.32%
Ratio of net investment income to average net assets (d)	1.27%	4.00	% (e)	2.48%	1.06%	1.70%	1.54%
Portfolio turnover rate (f)	94%	76	% (c)	72%	82%	55%	49%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1)

Westwood Broadmark Tactical Growth Fund - Institutional Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$26.40	$26.07		$29.14	$27.96	$26.81	$25.43
Net investment income (loss) (a)	0.62	0.57		(0.06)	(0.24)	(0.16)	0.16
Net realized and unrealized gains (losses) on investments	1.02	(0.24)		(2.24)	2.48	2.40	2.53
Total from investment operations	1.64	0.33		(2.30)	2.24	2.24	2.69
Less distributions from:
Net investment income	(0.53)	—		—	—	(0.03)	(0.14)
Net realized gains	(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(1.00)	—		(0.77)	(1.06)	(1.09)	(1.31)
Net asset value at end of period	$27.04	$26.40		$26.07	$29.14	$27.96	$26.81
Total return (b)	6.44%	1.27	% (c)	(7.90)%	8.02%	8.40%	10.69%
Net assets at end of period (in 000s)	$144,258	$215,512		$236,181	$301,241	$255,095	$250,153
Ratio of net expenses to average net assets	1.30%	1.26	% (d)	1.51%	1.46%	1.47%	1.43%
Ratio of net investment income (loss) to average net assets	2.35%	2.60	% (d)	(0.21)%	(0.82)%	(0.58)%	0.62%
Portfolio turnover rate (e)	156%	565	% (c)	1,037%	201%	626%	435%

Westwood Broadmark Tactical Growth Fund - A Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$24.57	$24.31		$27.34	$26.40	$25.45	$24.24
Net investment income (loss) (a)	0.50	0.47		(0.13)	(0.34)	(0.26)	0.05
Net realized and unrealized gains (losses) on investments	0.95	(0.21)		(2.13)	2.34	2.27	2.39
Total from investment operations	1.45	0.26		(2.26)	2.00	2.01	2.44
Less distributions from:
Net investment income	(0.45)	—		—	—	—	(0.06)
Net realized gains	(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(0.92)	—		(0.77)	(1.06)	(1.06)	(1.23)
Net asset value at end of period	$25.10	$24.57		$24.31	$27.34	$26.40	$25.45
Total return (b)	6.14%	1.07	% (c)	(8.27)%	7.59%	7.95%	10.20%
Net assets at end of period (in 000s)	$16,156	$20,551		$27,117	$21,995	$17,949	$17,273
Ratio of net expenses to average net assets	1.58%	1.53	% (d)	1.91%	1.86%	1.88%	1.85%
Ratio of net investment income (loss) to average net assets	2.04%	2.31	% (d)	(0.49)%	(1.21)%	(0.99)%	0.21%
Portfolio turnover rate (e)	156%	565	% (c)	1,037%	201%	626%	435%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1) (Continued)

Westwood Broadmark Tactical Growth Fund - C Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$22.50	$22.40		$25.39	$24.72	$24.03	$23.01
Net investment income (loss) (a)	0.32	0.30		(0.27)	(0.46)	(0.39)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	0.86	(0.20)		(1.95)	2.19	2.14	2.28
Total from investment operations	1.18	0.10		(2.22)	1.73	1.75	2.19
Less distributions from:
Net investment income	(0.26)	—		—	—	—	—
Net realized gains	(0.47)	—		(0.77)	(1.06)	(1.06)	(1.17)
Total distributions	(0.73)	—		(0.77)	(1.06)	(1.06)	(1.17)
Net asset value at end of period	$22.95	$22.50		$22.40	$25.39	$24.72	$24.03
Total return (c)	5.41%	0.45	% (d)	(8.75)%	7.01%	7.33%	9.67%
Net assets at end of period (in 000s)	$3,448	$6,252		$7,827	$9,075	$11,830	$16,505
Ratio of net expenses to average net assets	2.25%	2.23	% (e)	2.46%	2.41%	2.42%	2.40%
Ratio of net investment income (loss) to average net assets	1.41%	1.62	% (e)	(1.14)%	(1.80)%	(1.60)%	(0.36)%
Portfolio turnover rate (f)	156%	565	% (d)	1,037%	201%	626%	435%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1)

Westwood Broadmark Tactical Plus Fund - Institutional Shares(2)	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$11.82	$11.29		$12.37	$11.65	$11.55	$11.41
Net investment income (loss) (a)	0.40	0.33		0.04	(0.08)	(0.09)	0.07
Net realized and unrealized gains (losses) on investments	(0.36)	0.20		(0.28)	0.80	0.91	0.76
Total from investment operations	0.04	0.53		(0.24)	0.72	0.82	0.83
Less distributions from:
Net investment income	(0.42)	—		—	—	—	(0.12)
Net realized gains	(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.47)	—		(0.84)	—	(0.72)	(0.69)
Net asset value at end of period	$11.39	$11.82		$11.29	$12.37	$11.65	$11.55
Total return (b)	0.41%	4.69	% (c)	(1.95)%	6.18%	7.15%	7.24%
Net assets at end of period (in 000s)	$35,172	$36,169		$34,427	$30,855	$30,308	$24,882
Ratio of net expenses to average net assets (d)	1.35%	1.36	% (e)	1.39%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets	1.76%	1.74	% (e)	1.93%	1.94%	1.99%	1.94%
Ratio of net investment income (loss) to average net assets (d)	3.49%	3.45	% (e)	0.31%	(0.68)%	(0.77)%	0.61%
Portfolio turnover rate (f)	1280%	0	% (c)	827%	62%	5,029%	9,813%

Westwood Broadmark Tactical Plus Fund - A Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$11.58	$11.08		$12.18	$11.51	$11.44	$11.31
Net investment income (loss) (a)	0.36	0.30		—	(0.11)	(0.12)	0.04
Net realized and unrealized gains (losses) on investments	(0.35)	0.20		(0.26)	0.78	0.91	0.75
Total from investment operations	0.01	0.50		(0.26)	0.67	0.79	0.79
Less distributions from:
Net investment income	(0.40)	—		—	—	—	(0.09)
Net realized gains	(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.45)	—		(0.84)	—	(0.72)	(0.66)
Net asset value at end of period	$11.14	$11.58		$11.08	$12.18	$11.51	$11.44
Total return (b)	0.11%	4.51	% (c)	(2.18)%	5.82%	6.95%	6.96%
Net assets at end of period (in 000s)	$504	$617		$584	$579	$668	$743
Ratio of net expenses to average net assets (d)	1.60%	1.57	% (e)	1.64%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets	2.01%	1.95	% (e)	2.16%	2.19%	2.23%	2.17%
Ratio of net investment income (loss) to average net assets (d)	3.26%	3.23	% (e)	0.02%	(0.95)%	(1.04)%	0.33%
Portfolio turnover rate (f)	1280%	0	% (c)	827%	62%	5,029%	9,813%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1) (Continued)

Westwood Broadmark Tactical Plus Fund - C Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$10.75	$10.36		$11.52	$10.97	$11.02	$10.92
Net investment income (loss) (a)	0.26	0.21		(0.09)	(0.19)	(0.20)	(0.03	) (b)
Net realized and unrealized gains (losses) on investments	(0.33)	0.18		(0.23)	0.74	0.87	0.70
Total from investment operations	(0.07)	0.39		(0.32)	0.55	0.67	0.67
Less distributions from:
Net investment income	(0.30)	—		—	—	—	—
Net realized gains	(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.35)	—		(0.84)	—	(0.72)	(0.57)
Net asset value at end of period	$10.33	$10.75		$10.36	$11.52	$10.97	$11.02
Total return (c)	(0.66%)	3.76	% (d)	(2.82)%	5.01%	6.13%	6.15%
Net assets at end of period (in 000s)	$335	$405		$414	$553	$575	$488
Ratio of net expenses to average net assets (e)	2.35%	2.34	% (f)	2.39%	2.40%	2.40%	2.40%
Ratio of gross expenses to average net assets	2.76%	2.72	% (f)	2.93%	2.94%	2.99%	2.89%
Ratio of net investment income (loss) to average net assets (e)	2.51%	2.46	% (f)	(0.77)%	(1.68)%	(1.77)%	(0.30)%
Portfolio turnover rate (g)	1280%	0	% (d)	827%	62%	5,029%	9,813%

Westwood Broadmark Tactical Plus Fund - F Class Shares	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net asset value at beginning of period	$12.12	$11.55		$12.65	$11.88	$11.73	$11.58
Net investment income (loss) (a)	0.45	0.37		0.07	(0.05)	(0.05)	0.11
Net realized and unrealized gains (losses) on investments	(0.37)	0.20		(0.27)	0.82	0.92	0.77
Total from investment operations	0.08	0.57		(0.20)	0.77	0.87	0.88
Less distributions from:
Net investment income	(0.46)	—		(0.06)	—	—	(0.16)
Net realized gains	(0.05)	—		(0.84)	—	(0.72)	(0.57)
Total distributions	(0.51)	—		(0.90)	—	(0.72)	(0.73)
Net asset value at end of period	$11.69	$12.12		$11.55	$12.65	$11.88	$11.73
Total return (c)	0.73%	4.94	% (d)	(1.65)%	6.48%	7.46%	7.54%
Net assets at end of period (in 000s)	$35,637	$40,199		$37,040	$39,430	$38,158	$34,334
Ratio of net expenses to average net assets (e)	1.04%	1.05	% (f)	1.08%	1.09%	1.09%	1.09%
Ratio of gross expenses to average net assets	1.76%	1.74	% (f)	1.93%	1.94%	1.99%	1.95%
Ratio of net investment income (loss) to average net assets (e)	3.81%	3.76	% (f)	0.59%	(0.37)%	(0.46)%	0.93%
Portfolio turnover rate (g)	1280%	0	% (d)	827%	62%	5,029%	9,813%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization

Westwood Quality Value Fund (“Value Fund”), Westwood Quality MidCap Fund (“MidCap Fund”), Westwood Quality SMidCap Fund (“SMidCap Fund”), Westwood Quality SmallCap Fund (“SmallCap Fund”), Westwood Quality AllCap Fund (“AllCap Fund”), Westwood Income Opportunity Fund (“Income Opportunity Fund”), Westwood Multi-Asset Income Fund (formerly, the High Income Fund) (“Multi-Asset Income Fund”), Westwood Alternative Income Fund (“Alternative Income Fund”), Westwood Salient MLP & Energy Infrastructure Fund (“MLP & Energy Infrastructure Fund”), Westwood Global Real Estate Fund (formerly, the Salient Global Real Estate Fund) (“Global Real Estate Fund”), Westwood Real Estate Income Fund, (formerly, the Salient Select Income Fund) (“Real Estate Income Fund”), Westwood Broadmark Tactical Growth Fund (“Tactical Growth Fund”) and Westwood Broadmark Tactical Plus Fund (“Tactical Plus Fund”), (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report.

Effective March 31, 2024, the High Income, Salient Global Real Estate, and Salient Select Income Funds changed names to Multi-Asset Income, Global Real Estate, and Real Estate Income Funds, respectively.

The Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income and Alternative Income Funds (“Predecessor Funds”) were formerly part of The Advisors’ Inner Circle Fund and were acquired by, and reorganized into, the Trust on November 1, 2021, pursuant to an Agreement and Plan of Reorganization dated August 9, 2021. The AllCap Fund commenced operations on September 30, 2021 and MidCap Fund commenced operations on November 30, 2021. Each Fund is classified as an open-end diversified fund.

Tactical Plus Fund (“Predecessor Salient MF Trust”), formerly part of Salient MF Trust, and another series of the Trust, were the sole remaining series of Salient MF Trust and were reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The Global Real Estate Fund, Real Estate Income Fund, and Tactical Growth Fund (“Predecessor Forward Funds”), formerly part of Forward Funds, were the sole remaining series of Forward Funds and were acquired by and reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

Global Real Estate Fund, Real Estate Income Fund, Tactical Growth Fund and Tactical Plus Fund are open-end diversified funds.

The MLP & Energy Infrastructure Fund, formerly Salient Midstream & MLP Fund a series of Salient MF Trust (“Predecessor Salient MF Trust”), was reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The MLP & Energy Infrastructure Fund is an open-end, non-diversified fund that seeks to maximize total return (capital appreciation and income).

The investment objective of the Value, MidCap, SMidCap, SmallCap and AllCap Funds is to seek long-term capital appreciation.

The investment objective of Income Opportunity Fund is to seek to provide current income with a secondary investment objective to provide the opportunity for long-term capital appreciation.

WESTWOOD FUNDS

The investment objective of Multi-Asset Income Fund is to seek to maximize total return through a high level of current income and capital appreciation.

The investment objective of Alternative Income Fund is to seek to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

The investment objective of Global Real Estate Fund is to seek to provide total return from both capital appreciation and current income.

The investment objective of Real Estate Income Fund is to seek to provide high current income and potential for modest long-term growth of capital.

The investment objective of Tactical Growth Fund is to seek to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

The Tactical Plus Fund seeks to produce in any market environment above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

As of October 31, 2024, all Funds offer Institutional Shares. All Funds except MidCap, SMidCap, and AllCap offer A Class Shares and C Class Shares. Value, SMidCap, SmallCap, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds have a fourth class, Ultra Shares. Tactical Plus Fund has a fourth class, F Class Shares.

Institutional Shares are sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares (for MidCap, SMidCap, SmallCap, AllCap, and Multi-Asset Income Funds), up to 0.15% for Alternative Income Fund, up to 0.10% (for Value, Income Opportunity, MLP & Energy Infrastructure and Tactical Plus Funds), and up to 0.05% (for Global Real Estate, Real Estate Income, and Tactical Growth Funds), requiring a $100,000 minimum investment (except for Alternative Income Fund, which has a $1,000,000 minimum investment) and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corporation (the “Adviser” or “Westwood”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies.

The Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Global Real Estate, Real Estate Income, Tactical Growth, and Tactical Plus Funds offer A Class Shares (sold with a maximum sales charge of 3.00% (except for SmallCap, MLP & Energy Infrastructure and Tactical Growth Funds, which have a maximum sales charge of 4.00%) and a 12b-1 services plan fee up to 0.25% of the average daily net assets attributable to A Class Shares), require a $1,000 minimum investment. A Class Shares are also subject to an administrative services plan fee of up to 0.10% in MLP & Energy Infrastructure and Tactical Plus Funds; and up to 0.20% of the average daily net assets attributable to A Class Shares in the Global Real Estate, Real Estate Income, and Tactical Growth Funds. A Class Shares purchases of $250,000 or more may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within 18 months of purchase (except for SmallCap Fund, in which purchases of $1,000,000 or more may be subject to a 1.00% CDSC fee if redeemed within 18 months of purchase).

The Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure and Tactical Plus Funds offer C Class Shares, which are sold without any sales loads, but subject to a 12b-1 services plan fee (up to 1.00% of the average daily net assets attributable to C Class Shares, and up to 0.75% of the average daily net assets of the Global Real Estate, Real Estate Income, and Tactical Growth Funds), all require a $1,000 minimum investment. The Global Real Estate, Real Estate Income, and Tactical Growth Funds offer C Class Shares, sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% of the average daily net assets attributable to C Class Shares; and up to 0.10% in MLP & Energy Infrastructure and Tactical Plus Funds. C Class Shares

WESTWOOD FUNDS

may be subject to a CDSC fee of 1.00% if redeemed within 12 months of purchase. C Class Shares automatically convert to A Class Shares after being held for 10 years.

The Value, SMidCap, SmallCap, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds offer Ultra Shares (sold without any sales loads and distribution and/or administrative services fees), require a $1,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under Section 223 of the Internal Revenue Code of 1986, as amended, if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies).

F Class Shares are held only by those Fund shareholders who acquired such shares as a result of the Broadmark Reorganization. Only shareholders who acquired Class F shares pursuant to the Broadmark Reorganization may purchase additional F Class shares. There is no subsequent investment minimum for F Class Shares.

Each share class of a Fund represents an ownership interest in the same investment portfolio of the Fund.

The Adviser serves as investment adviser to Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Global Real Estate, Real Estate Income, and Tactical Growth Funds. Salient Advisors, L.P. (“Salient Advisors”), together with Westwood, serve as investment adviser to the Tactical Plus Fund. Salient Advisors is a wholly owned subsidiary of Westwood Holdings. Broadmark Asset Management LLC (“Sub-Adviser” or “Broadmark”) is the Sub-Adviser to Tactical Growth Fund and Tactical Plus Fund. Westwood Holdings is a majority owner of Broadmark. Broadmark is paid by the Adviser for their services, not the Funds.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory Updates

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N- CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Future contracts are valued at the final settlement price, or, if a settled price is not available, at the last sale price as of the close of regular trading

WESTWOOD FUNDS

on the primary exchange on which they are traded. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Total return swaps are valued as the change in the value of the underlying security plus/minus the accrued income payment based on Secured Overnight Financing Rate (“SOFR”) or some other form of indices on the notional amount. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser and Salient Advisors, as the Funds’ valuation designees, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services. The Adviser and Salient Advisor as the Funds’ valuation designee is responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WESTWOOD FUNDS

The following is a summary of each Fund’s investments and the inputs used to value the investments as of October 31, 2024:

Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$211,140,906	$—	$—	$211,140,906
Money Market Funds	2,068,391	—	—	2,068,391
Total Investment Securities	$213,209,297	$—	$—	$213,209,297

MidCap Fund
Common Stocks	$1,968,803	$—	$—	$1,968,803
Money Market Funds	23,443	—	—	23,443
Total Investment Securities	$1,992,246	$—	$—	$1,992,246

SMidCap Fund
Common Stocks	$103,753,320	$—	$—	$103,753,320
Money Market Funds	935,463	—	—	935,463
Total Investment Securities	$104,688,783	$—	$—	$104,688,783

SmallCap Fund
Common Stocks	$1,095,586,976	$—	$—	$1,095,586,976
Money Market Funds	6,730,400	—	—	6,730,400
Total Investment Securities	$1,102,317,376	$—	$—	$1,102,317,376

AllCap Fund
Common Stocks	$22,241,016	$—	$—	$22,241,016
Money Market Funds	285,547	—	—	285,547
Total Investment Securities	$22,526,563	$—	$—	$22,526,563

WESTWOOD FUNDS

Income Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government & Agencies	$—	$56,605,340	$—	$56,605,340
Collaterized Mortgage Obligations	—	13,578,095	—	13,578,095
Convertible Bonds	—	30,376,120	—	30,376,120
Corporate Bonds	—	152,746,860	—	152,746,860
Common Stocks	228,714,115	—	—	228,714,115
Exchange-Traded Funds	20,332,441	—	—	20,332,441
Preferred Stocks	14,472,274	—	—	14,472,274
Money Market Funds	1,593,085	—	—	1,593,085
Total Investment Securities	$265,111,915	$253,306,415	$—	$518,418,330
Other Financial Instruments**
Written Option Contracts	$(368,480)	$—	$—	$(368,480)
Total	$264,743,435	$253,306,415	$—	$518,049,850

Multi-Asset Income Fund
U.S. Government & Agencies	$—	$5,628,125	$—	$5,628,125
Collaterized Mortgage Obligations	—	1,912,240	—	1,912,240
Corporate Bonds	—	59,577,943	—	59,577,943
Foreign Governments	—	667,325	—	667,325
Common Stocks	23,197,858	—	—	23,197,858
Exchange-Traded Funds	2,371,105	—	—	2,371,105
Preferred Stocks	1,748,064	—	500,000	2,248,064
Warrants	—	—	103,109	103,109
Money Market Funds	1,168,062	—	—	1,168,062
Total Investment Securities	$28,485,089	$67,785,633	$603,109	$96,873,831
Other Financial Instruments**
Written Option Contracts	$(52,830)	$—	$—	$(52,830)
Total	$28,432,259	$67,785,633	$603,109	$96,821,001

WESTWOOD FUNDS

	Practical
Alternative Income Fund	Expedient(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$—	$100,697,395	$—	$100,697,395
Corporate Bonds	—	—	17,390,270	—	17,390,270
Common Stocks	—	1,304,814	—	—	1,304,814
Money Market Funds	—	4,444,075	—	—	4,444,075
Total Investment Securities	$—	$5,748,889	$118,087,665	$—	$123,836,554
Other Financial Instruments**
Total Return Swaps at value (assets)	$—	$—	$1,127,454	$—	$1,127,454
Total Return Swaps at value (liabilities)	—	—	(332,325)	—	(332,325)
Written Option Contracts	—	(83,210)	—	—	(83,210)
Total Investments	$—	$5,665,679	$118,882,794	$—	$124,548,473

MLP & Energy
Infrastructure Fund
Affiliated Exchange-Traded Funds	$—	$52,739,815	$—	$—	$52,739,815
Master Limited Partnerships	—	277,376,889	—	—	277,376,889
MLP Related Companies	18,054,400	794,978,254	—	—	813,032,654
Special Purpose Acquisition Companies	—	—	—	315	315
Money Market Funds	—	2,380,282	—	—	2,380,282
Total Investment Securities	$18,054,400	$1,127,475,240	$—	$315	$1,145,529,955
Other Financial Instruments**
Written Option Contracts	$—	$(552,762)	$(53,955)	$—	$(606,717)
Total	$18,054,400	$1,126,922,478	$(53,955)	$315	$1,144,923,238

Global Real Estate Fund
Common Stocks	$—	$11,569,121	$4,262,196 *	$—	$15,831,317
Money Market Funds	—	371,549	—	—	371,549
Total Investment Securities	$—	$11,940,670	$4,262,196	$—	$16,202,866

WESTWOOD FUNDS

Real Estate Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$77,202,975	$—	$—	$77,202,975
Preferred Stocks	187,815,864	—	9,250,000	197,065,864
Money Market Funds	3,688,961	—	—	3,688,961
Total Investment Securities	$268,707,800	$—	$9,250,000	$277,957,800

Tactical Growth Fund
Exchange-Traded Funds	$109,897,516	$—	$—	$109,897,516
Money Market Funds	54,042,070	—	—	54,042,070
Total Investment Securities	$163,939,586	$—	$—	$163,939,586

Tactical Plus Fund
Money Market Funds	$69,913,385	$—	$—	$69,913,385
Total Investment Securities	$69,913,385	$—	$—	$69,913,385
Other Financial Instruments**
Futures Contracts	$(788,145)	$—	$—	$(788,145)
Total	$69,125,240	$—	$—	$69,125,240

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Fund utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

**	Other financial instruments are derivative instruments not reflected in the total investments at value on the Schedule of Investments but as separate schedule such as total return swap contracts, written option contracts, and futures contracts. These instruments are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2024.

Multi-Asset Income Fund

	Balance				Changes in			Balance
	as of	Net			Unrealized	Transfer	Transfer	as of
	October 31,	Purchases/		Realized	Appreciation	Into	Out of	October 31,
Asset Type	2023	Acquisitions	Net Sales	Losses	(Depreciation)	Level 3*	Level 3	2024
Preferred Stocks	$—	$—	$—	$—	$—	$500,000	$—	$500,000
Warrants	—	103,109	—	—	—	—	—	103,109

WESTWOOD FUNDS

MLP & Energy Infrastructure Fund

	Balance				Changes in			Balance
	as of	Net			Unrealized	Transfer	Transfer	as of
	December 31,	Purchases/		Realized	Appreciation	Into	Out of	October 31,
Asset Type	2023	Acquisitions	Net Sales	Losses	(Depreciation)	Level 3	Level 3**	2024
MLP Related Companies	$15,345,343	$—	$—	$—	$—	$—	$15,345,343	$—
Special Purpose Acquisition Companies	315	—	—	—	—	—	—	315

Real Estate Income Fund

	Balance							Balance
	as of	Net			Unrealized	Transfer	Transfer	as of
	October 31,	Purchases/		Realized	Appreciation	Into	Out of	October 31,
Asset Type	2023	Acquisitions	Net Sales	Losses	(Depreciation)	Level 3*	Level 3	2024
Preferred Stocks	$—	$4,750,000	$—	$—	$—	$4,500,000	$—	$9,250,000

*	The transfer into level 3 is due to the stale price.

**	Transfers out of Level 3 during the period represent investments that are being measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient and/or being valued using observable market data which was not available in the prior year.

Multi-Asset Income Fund

					Impact to
	Fair Value as of				Valuation from
	October 31,	Valuation	Unobservable	Input Value/	an Increase in
	2024	Technique	Input	Range	Input
Preferred Stocks	$500,000	Broker Quote	Broker Quote	$25.00	Increase
Warrants	103,109	Broker Quote	Broker Quote	$23.00	Increase

MLP & Energy Infrastructure Fund

Impact to
	Fair Value as of				Valuation from
	October 31,	Valuation	Unobservable	Input Value/	an Increase in
	2024	Technique	Input	Range	Input
Special Purpose Acquisition Companies	$315	Broker Quote	Broker Quote	$0.003	Increase

WESTWOOD FUNDS

Real Estate Income Fund

Impact to
	Fair Value as of				Valuation from
	October 31,	Valuation	Unobservable	Input Value/	an Increase in
	2024	Technique	Input	Range	Input
Preferred Stocks	$ 9,250,000	Broker Quote	Broker Quote	$25.00 / $950.00	Increase

The restricted securities held by the MLP & Energy Infrastructure Fund at October 31, 2024 are identified below and are also present in the MLP & Energy Infrastructure Fund’s Schedule of Investments.

		Acquistion
	% of Net Assets	Date	Shares/Units	Cost	Fair Value
EMG Utica I Offshore Co-Investment, L.P.	1.57%	2/22/2013*	16,000,000	$16,000,000	$18,054,400
TortoiseEconfin Acquisition Corp III - Founder Shares	0.00%	7/21/2021*	104,850	315	315
				$16,000,315	$18,054,715

*	Original purchase date by acquired fund prior to merger.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class except for A Class Shares. A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Discounts and premiums on fixed income securities, if any, are amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation among Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common

WESTWOOD FUNDS

expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Futures contracts – A Fund may use futures contracts for tactical hedging purposes as well as to enhance a Fund’s returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by a Fund. Instead, a Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. A Fund recognizes an unrealized gain or loss equal to the daily valuation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap contracts – The Funds are authorized to enter into swap contracts for the purposes of managing the Funds’ interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements, securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. The Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open.

WESTWOOD FUNDS

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

Forward foreign currency contracts – The Funds may enter into forward foreign currency contracts to offset the exposure to foreign currency. All foreign currency contracts are “marked- to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign contracts, if any, will be included on the Funds’ Statements of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Borrowing costs – From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the year ended October 31, 2024 can be found on the Statements of Operations.

ReFlow transactions – Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio

WESTWOOD FUNDS

securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. During the year ended October 31, 2024, no ReFlow fees were incurred.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Redemption fees – In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Alternative Income Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. Redemption fees collected, if any, are shown on the Statements of Changes in Net Assets.

Distributions to shareholders – Value, MidCap, SMidCap, SmallCap, and AllCap Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions, if any, at least once each year. Income Opportunity and Alternative Income Funds distribute to shareholders any net investment income dividends quarterly and net realized capital gains distributions, if any, at least once each year. Multi-Asset Income Fund distributes to shareholders any net investment income dividends monthly and net realized capital gains distributions, if any, at least once each year. Global Real Estate and Real Estate Income Funds distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December. Tactical Growth and Tactical Plus Funds distribute to shareholders any net investment income and net realized capital gains annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the year ended October 31, 2024, ten months ended October 31, 2024, and years ended October 31, 2023, December 31, 2023 and December 31, 2022, if applicable, was as follows:

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Value Fund
October 31, 2024	$5,072,853	$2,494,872	$—	$7,567,725
October 31, 2023	$3,785,863	$—	$—	$3,785,863
MidCap Fund
October 31, 2024	$34,640	$6,193	$—	$40,833
October 31, 2023	$7,423	$—	$—	$7,423
SMidCap Fund
October 31, 2024	$6,852,780	$2,603,038	$—	$9,455,818
October 31, 2023	$2,178,453	$2,304,618	$—	$4,483,071

WESTWOOD FUNDS

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
SmallCap Fund
October 31, 2024	$21,471,116	$26,245,748	$—	$47,716,864
October 31, 2023	$17,615,342	$19,713,675	$—	$37,329,017
AllCap Fund
October 31, 2024	$512,184	$250,648	$—	$762,832
October 31, 2023	$366,179	$—	$—	$366,179
Income Opportunity Fund
October 31, 2024	$19,166,079	$—	$3,678,192	$22,844,271
October 31, 2023	$20,688,795	$—	$—	$20,688,795
Multi-Asset Income Fund
October 31, 2024	$5,644,409	$—	$—	$5,644,409
October 31, 2023	$5,573,606	$—	$—	$5,573,606
Alternative Income Fund
October 31, 2024	$872,446	$—	$3,079,172	$3,951,618
October 31, 2023	$21,936,416	$—	$1,196,776	$23,133,192
MLP & Energy Infrastructure Fund
Ten months ended October 31, 2024*	$39,037,838	$—	$—	$39,037,838
December 31, 2023	$33,587,018	$—	$20,006,122	$53,593,140
December 31, 2022	$—	$—	$39,068,282	$39,068,282
Global Real Estate Fund
October 31, 2024	$343,520	$—	$47,780	$391,300
Ten months ended October 31, 2023**	$243,047	$—	$92,630	$335,677
December 31, 2022	$432,515	$—	$62,845	$495,360
Real Estate Income Fund
October 31, 2024	$9,616,028	$8,971,397	$—	$18,587,425
Ten months ended October 31, 2023**	$9,748,315	$1,917,196	$457,282	$12,122,793
December 31, 2022	$8,842,015	$—	$5,645,768	$14,487,783
Tactical Growth Fund
October 31, 2024	$8,904,758	$—	$—	$8,904,758
Ten months ended October 31, 2023**	$—	$—	$—	$—
December 31, 2022	$—	$7,812,987	$—	$7,812,987
Tactical Plus Fund
October 31, 2024	$2,923,885	$189,840	$—	$3,113,725
Ten months ended October 31, 2023**	$—	$—	$—	$—
December 31, 2022	$1,681,010	$3,437,935	$—	$5,118,945

*	Represents the ten months ended October 31, 2024.

**	Represents the ten months ended October 31, 2023.

WESTWOOD FUNDS

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is provided on a tax basis as of October 31, 2024.

	Value	MidCap	SMidCap	SmallCap	AllCap
	Fund	Fund	Fund	Fund	Fund
Federal income tax cost	$154,308,771	$1,720,635	$93,316,823	$948,853,377	$19,481,337
Gross unrealized appreciation	$60,903,994	$316,002	$17,712,160	$213,812,727	$3,397,757
Gross unrealized depreciation	(2,003,468)	(44,391)	(6,340,200)	(60,348,728)	(352,531)
Net unrealized appreciation	58,900,526	271,611	11,371,960	153,463,999	3,045,226
Undistributed ordinary income	2,372,444	66,419	1,116,987	28,228,574	315,392
Undistributed long-term capital gains	12,375,390	36,483	—	34,096,580	770,410
Total distributable earnings	$73,648,360	$374,513	$12,488,947	$215,789,153	$4,131,028

	Income	Multi-Asset	Alternative
	Opportunity	Income	Income	Global Real	Real Estate
	Fund	Fund	Fund	Estate Fund	Income Fund
Federal income tax cost	$452,772,624	$92,019,330	$113,730,588	$14,828,898	$249,098,355
Gross unrealized appreciation	$71,688,214	$6,840,759	$11,836,812	$2,051,690	$34,263,069
Gross unrealized depreciation	(6,123,468)	(1,999,013)	(1,769,545)	(677,722)	(5,403,624)
Net unrealized appreciation	65,564,746	4,841,746	10,067,267	1,373,968	28,859,445
Net unrealized depreciation on foreign currency translation	—	—	—	(227)	—
Accumulated capital and other losses	(24,016,104)	(17,990,179)	(15,295,815)	(24,916,324)	—
Total distributable earnings (accumulated deficit)	$41,548,642	$(13,148,433)	$(5,228,548)	$(23,542,583)	$28,859,445

WESTWOOD FUNDS

	Tactical	Tactical
	Growth Fund	Plus Fund
Federal income tax cost	$156,180,221	$69,913,385
Gross unrealized appreciation	$8,102,372	$—
Gross unrealized depreciation	(343,007)	—
Net unrealized appreciation	7,759,365	—
Undistributed ordinary income	4,470,469	2,133,576
Accumulated capital and other losses	(7,395,470)	(2,340,044)
Total distributable earnings (accumulated deficit)	$4,834,364	$(206,468)

The following information is computed on a tax basis for each item as of November 30, 2023. MLP & Energy Infrastructure Fund has a tax year end of November 30, 2023, which is different than the fiscal year of October 31, 2024.

MLP & Energy
Infrastructure
Fund
Federal income tax cost	$680,212,669
Gross unrealized appreciation	$230,667,525
Gross unrealized depreciation	(10,559,517)
Net unrealized appreciation	220,108,008
Accumulated capital and other losses	(965,958,107)
Total accumulated deficit	$(745,850,099)

The following information is provided on a tax basis as of October 31, 2024.

MLP & Energy
Infrastructure
Fund
Federal income tax cost	$802,363,745
Gross unrealized appreciation	$344,370,556
Gross unrealized depreciation	(1,214,816)
Net unrealized appreciation	$343,155,740

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash

WESTWOOD FUNDS

sales, constructive dividend income, partnership adjustments, straddle loss deferral, contingent debt adjustment, perpetual bond and options, futures, redemption in kind and swap mark to market adjustments.

As of October 31, 2024, the following Funds had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Income Opportunity Fund	$17,559,356	$6,456,748	$24,016,104
Mult-Asset Income Fund	1,428,086	16,562,093	17,990,179
Alternative Income Fund	4,289,096	3,907,602	8,196,698
Global Real Estate Fund	13,677,954	11,238,370	24,916,324
Tactical Growth Fund	2,455,863	4,939,607	7,395,470
Tactical Plus Fund	1,341,581	998,463	2,340,044

For the period ended October 31, 2024, the following Funds utilized the following capital loss carry forwards:

Fund	Short-term	Long-term	Total
Income Opportunity Fund	$2,818,062	$11,962,942	$14,781,004
Mult-Asset Income Fund	637,924	—	637,924
Alternative Income Fund	1,552,281	715,057	2,267,338
Global Real Estate Fund	293,299	—	293,299

Qualified late year ordinary losses incurred after December 31, 2023 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended October 31, 2024, Alternative Income Fund deferred $6,798,231 of late year ordinary losses to November 1, 2024 for federal income tax purposes.

As of November 30, 2023, the MLP & Energy Infrastructure Fund had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
MLP & Energy Infrastructure Fund	$313,182,994	$651,309,658	$964,492,652

For the MLP & Energy Infrastructure Fund, included in the $964,492,652 is short-term available carry forward losses of $135,535,254 and long-term of $61,267,795 for a total of $196,803,049 from the merged Predecessor Fund with an annual limitation of $4,106,607.

During the tax year end ended November 30, 2023, the MLP & Energy Infrastructure Fund utilized $17,213,030 of capital loss carryforwards against current year gains.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax

WESTWOOD FUNDS

benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in Capital and distributable earnings/(loss) as of October 31, 2024 are primarily related to utilization of tax equalization, non-deductible partnership expenses and return of capital distributions. As of October 31, 2024, the following adjustments were made:

	Distributable
	earnings/(loss)	Paid in capital
Value Fund	$(518,031)	$518,031
MidCap Fund	1	(1)
SMidCap Fund	$(67,472,548)	$67,472,548
SmallCap Fund	(20,620,478)	20,620,478
AllCap Fund	(76,671)	76,671
Income Opportunity Fund	3,151	(3,151)
Multi-Asset Income Fund	34,268	(34,268)
Real Estate Income Fund	(201,585)	201,585
Tactical Growth Fund	(796,799)	796,799
Tactical Plus Fund	1	(1)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties.

In order to meet the distribution requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and maintain regulated investment company status, the Fund paid a “deficiency dividend,” as such term is defined by Section 860(f) of the Code, to the MLP & Energy Infrastructure Fund’s shareholders totaling $5,648,856 from ordinary income on July 12, 2023. The Adviser reimbursed the MLP & Energy Infrastructure Fund in the amount of $32,497 for the amount of excise tax associated with the under-distribution. An estimated amount of $300,000 is accrued in the MLP & Energy Infrastructure Fund to cover any additional interest and penalties that may still be charged. The Adviser has committed to reimbursing the MLP & Energy Infrastructure Fund for this expense once the final amount is known and has $300,000 accrued in the Fund to cover the estimated amount.

WESTWOOD FUNDS

3. Investment Transactions

The cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) for the period/year ended October 31, 2024 were as follows:

	Value	MidCap	SMidCap	SmallCap	AllCap
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities	$84,986,017	$1,062,147	$158,505,848	$659,903,138	$16,187,891
Proceeds from sales of investment securities	$94,367,084	$1,016,638	$207,738,880	$812,248,824	$18,389,964

	Income	Multi-Asset	Alternative	MLP & Energy
	Opportunity	Income	Income	Infrastructure
	Fund	Fund	Fund	Fund
Purchases of investment securities	$229,712,036	$53,939,323	$54,202,570	$778,743,117
Proceeds from sales and maturities of investment securities	$267,708,962	$70,179,181	$78,815,057	$747,063,200

	Global	Real	Broadmark	Broadmark
	Real Estate	Estate	Tactical	Tactical
	Fund	Income Fund	Growth Fund	Plus Fund
Purchases of investment securities	$7,897,499	$258,724,544	$184,162,384	$90,542,419
Proceeds from sales and maturities of investment securities	$11,212,975	$251,552,645	$138,182,150	$93,182,264

For the year ended December 31, 2023, cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities), amounted to $814,813,173, and $958,764,069, respectively, for MLP & Energy Infrastructure Fund.

The cost of security purchases and proceeds from sales and maturities of U.S. Government long-term securities for the year ended October 31, 2024 were as follows:

	Income	Multi-Asset
	Opportunity	Income
	Fund	Fund
Purchases of investment securities	$40,411,822	$3,142,769
Proceeds from sales and maturities of investment securities	$56,711,451	$2,586,687

WESTWOOD FUNDS

The Multi-Asset Income and MLP & Energy Infrastructure Funds invest in one or more Westwood Funds (“Underlying Funds), which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Multi-Asset Income and MLP & Energy Infrastructure Funds, and the related activities in those investments were as follows:

	For the year ended October 31, 2024
					Change in
	Fair Value at				Unrealized
	October 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2023	Cost	Proceeds	Gain/(Loss)	(Depreciation)
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$—	$988,078	$(424,310)	$(39,497)	$(29,683)

	For the year ended October 31, 2024
	Fair Value at		Long-Term	Shares at
	October 31,	Dividend	Capital Gain	October 31,
Affiliate	2024	Income	Distributions	2024
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$494,588	$44,018	$—	21,836

	For the period ended October 31, 2024
					Change in
	Fair Value at				Unrealized
	December 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2023	Cost	Proceeds	Gain/(Loss)	(Depreciation)
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$—	$11,272,897	$—	$—	$(375,594)
Westwood Salient Enhanced Midstream Income ETF	—	39,999,633	—	—	1,842,879
Total	$—	$51,272,530	$—	$—	$1,467,285

WESTWOOD FUNDS

	For the period ended October 31, 2024
	Fair Value at		Long-Term	Shares at
	October 31,	Dividend	Capital Gain	October 31,
Affiliate	2024	Income	Distributions	2024
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$10,897,303	$510,127	$—	481,115
Westwood Salient Enhanced Midstream Income ETF	41,842,512	2,273,557	—	1,611,112
Total	$52,739,815	$2,783,684	$—	2,092,227

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, based on the average net assets of each Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 1, 2025, (for Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income and Alternative Income Funds) and April 30, 2025 (for Global Real Estate, Real Estate Income, MLP & Energy Infrastructure, Tactical Growth and Tactical Plus Funds) to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; costs to organize the Funds; other expenditures which are capitalized in accordance with generally accepted accounting principle; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

			Institutional	A Class	C Class	Ultra Class	F Class
	Management		Class Expense	Expense	Expense	Expense	Expense
Fund	Fee		Limitation	Limitation	Limitation	Limitation	Limitation
Value Fund	0.50%		0.55%	0.55%	0.55%	0.55%	n/a
MidCap Fund	0.58%		0.58%	n/a	n/a	n/a	n/a
SMidCap Fund	0.75%		0.68%	n/a	n/a	0.68%	n/a
SmallCap Fund	0.85%		0.79%	0.79%	0.79%	0.79%	n/a
AllCap Fund	0.45%		0.45%	n/a	n/a	0.45%	n/a
Income Opportunity Fund	0.65%		0.74%	0.74%	0.74%	0.74%	n/a
Multi-Asset Income Fund*	0.38%	(a)	n/a	n/a	n/a	n/a	n/a
Alternative Income Fund*	0.53%	(b)	n/a	n/a	n/a	n/a	n/a

WESTWOOD FUNDS

		Institutional	A Class	C Class	Ultra Class	F Class
	Management	Class Expense	Expense	Expense	Expense	Expense
Fund	Fee	Limitation	Limitation	Limitation	Limitation	Limitation
MLP & Energy Infrastructure Fund	0.90%	1.25%	1.50%	2.25%	n/a	n/a
Global Real Estate Fund	0.70%	1.10%	1.50%	2.05%	n/a	n/a
Real Estate Income Fund^	0.70%	1.10%	1.50%	2.05%	n/a	n/a
Tactical Growth Fund^	1.10%	n/a	n/a	n/a	n/a	n/a
Tactical Plus Fund^	1.40%	1.35%	1.60%	2.35%	n/a	1.04%

^	The ratios listed are the contractual amounts which include 12b-1 distribution and administrative services fees.

The Funds’ Adviser has agreed to waive fees in the pro-rata amount of the management fee charged by the Underlying Funds on each Fund’s investment in such other Underlying Funds. This fee waiver is accrued daily and settled monthly. During the period ended October 31, 2024, the Multi-Asset Income and MLP & Energy Infrastructure Funds reduced investment advisory fees by $2,561 and $217,435, respectively.

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Multi-Asset Income Fund, and Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”) from exceeding the Funds’ average daily net assets as follows:

	Institutional	A Class	C Class	Ultra Class
	Shares Expense	Expense	Expense	Expense
Fund	Limitation	Limitation	Limitation	Limitation
Multi-Asset Income Fund*	0.10%	0.10%	0.10%	n/a
Alternative Income Fund*	0.00%	0.00%	0.00%	0.00%

In addition, the Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the Alternative Income Fund’s average daily net assets.

*	In connection with the Adviser’s Sensible Fees™ framework, for its services to each share class of Multi-Asset Income and Alternative Income Funds, the Adviser is entitled to a management fee, which consists of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether , and to what extent, the investment performance of each share class of each Fund exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). For each share class of each Fund, the Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

(a)	The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.

WESTWOOD FUNDS

(b)	The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Fee waivers/expense reimbursements for the Predecessor Funds prior to the Reorganization on November 1, 2021 are not subject to recoupment by the Adviser. The prior 0.25% contractual management fee waiver for Global Real Estate Fund and Real Estate Income Fund is not subject to recoupment. As of October 31, 2024, the Adviser may seek repayment of investment management fee reductions and expense reimbursements no later than the dates below:

	Value	MidCap	SMidCap	SmallCap	AllCap
	Fund	Fund	Fund	Fund	Fund
October 31, 2025	$97,530	$92,127	$476,566	$1,251,166	$105,671
October 31, 2026	131,653	50,674	434,607	1,421,371	96,664
October 31, 2027	138,668	49,790	375,911	1,610,873	98,541
	$367,851	$192,591	$1,287,084	$4,283,410	$300,876

	Income	Multi-Asset	Alternative	MLP & Energy
	Opportunity	Income	Income	Infrastructure
	Fund	Fund*	Fund**	Fund***
October 31, 2025	$—	$69,686	$216,283	$—
October 31, 2026	—	76,545	344,139	—
October 31, 2027	—	89,835	263,567	—
	$—	$236,066	$823,989	$—

			Broadmark	Broadmark
	Global Real	Real Estate	Tactical Growth	Tactical Plus
	Estate Fund	Income Fund^	Fund	Fund
December 31, 2024	$161,957	$—	$—	$508,303
December 31, 2025	170,572	—	—	513,949
October 31, 2026	85,435	—	—	349,534
October 31, 2027	112,955	—	—	412,402
	$530,919	$—	$—	$1,784,188

*	For the year ended October 31, 2024, the Fund had $2,561 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

**	For the year ended October 31, 2024, the Fund had $11,978 management fee waiver that is not subject to recoupment pursuant to the Management Fee Waiver Agreement.

WESTWOOD FUNDS

***	For the year ended October 31, 2024, the Fund had $217,435 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

^	For the year ended October 31, 2024, the Fund recouped $72,853 of past management reductions.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

ADMINISTRATIVE SERVICES PLAN

As of October 31, 2024, all Funds have adopted an administrative services plan (the “Plan”) that provides that the applicable class of each Fund may pay financial intermediaries for shareholder services in an amount not to exceed the rate shown below based on the average daily net assets of each Fund’s share class. During the period/year ended October 31, 2024, and year ended December 31, 2023, if applicable the Institutional Shares of the Funds incurred the following administrative services plan fees under the Plan:

		Expense Incurred
		For the year/	For the
		period ended	year ended
		October 31,	December 31,
Administrative service plan fees	Maximum Rate	2024	2023
Institutional Shares
Value Fund	0.10%	$142,565	$ N/A
MidCap Fund	0.20%	2,045	N/A
SMidCap Fund	0.20%	281,569	N/A
SmallCap Fund	0.20%	543,059	N/A
AllCap Fund	0.20%	312	N/A
Income Opportunity Fund	0.10%	338,565	N/A
Multi-Asset Income Fund	0.19%	16,544	N/A
Alternative Income Fund	0.15%	121,018	N/A
MLP & Energy Infrastructure Fund	0.10%	526,644	641,419
Global Real Estate Fund	0.05%	1,052	N/A
Real Estate Income Fund	0.05%	80,564	N/A
Tactical Growth Fund	0.05%	86,246	N/A
Tactical Plus Fund	0.10%	35,700	N/A

WESTWOOD FUNDS

		Expense Incurred
		For the year/	For the
		period ended	year ended
		October 31,	December 31,
Administrative service plan fees	Maximum Rate	2024	2023
A Class Shares
MLP & Energy Infrastructure Fund	0.10%	$116,069	$114,007
Global Real Estate Fund	0.20%	10,529	N/A
Real Estate Income Fund	0.20%	96,759	N/A
Tactical Growth Fund	0.20%	13,968	N/A
Tactical Plus Fund	0.10%	541	N/A

C Class Shares
MLP & Energy Infrastructure Fund	0.10%	12,160	9,880
Global Real Estate Fund	0.25%	1,780	N/A
Real Estate Income Fund	0.25%	14,047	N/A
Tactical Growth Fund	0.25%	11,061	N/A
Tactical Plus Fund	0.10%	361	N/A

F Class Shares
Tactical Plus Fund	0.10%	36,561	N/A

DISTRIBUTION PLAN

All Funds except for MidCap, SMidCap, and AllCap Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Plan”) for A Class Shares and C Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders in an amount not to exceed 0.25% based on average daily net assets of each Fund’s A Class Shares, up to 0.75% of the average daily net assets of the Global Real Estate, Real Estate Income and Tactical Growth Funds’ C Class Shares and 1.00% based on the average daily net assets of the Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure and Tactical Plus Funds’ C Class Shares. During the year/period ended October 31, 2024 and year December 31, 2023, if applicable, the A Class Shares and C Class Shares of the Funds incurred the following distribution fees under the Plan:

	Expense Incurred
	For the year/	For the
	period ended	year ended
	October 31,	December 31,
Distribution fee	2024	2023
Value Fund
A Class Shares	$3,999	N/A
C Class Shares	1,611	N/A

WESTWOOD FUNDS

	Expense Incurred
	For the year/	For the
	period ended	year ended
	October 31,	December 31,
Distribution fee	2024	2023
SmallCap Fund
A Class Shares	6,796	N/A
C Class Shares	21,993	N/A
Income Opportunity Fund
A Class Shares	114,697	N/A
C Class Shares	123,700	N/A
Multi-Asset Income Fund
A Class Shares	19,812	N/A
C Class Shares	1,666	N/A
Alternative Income Fund
A Class Shares	504	N/A
C Class Shares	4,485	N/A
MLP & Energy Infrastructure Fund
A Class Shares	290,177	$347,520
C Class Shares	121,605	148,807
Global Real Estate Fund
A Class Shares	35,952	N/A
C Class Shares	5,341	N/A
Real Estate Income Fund
A Class Shares	248,627	N/A
C Class Shares	42,142	N/A
Tactical Growth Fund
A Class Shares	43,651	N/A
C Class Shares	33,182	N/A
Tactical Plus Fund
A Class Shares	1,352	N/A
C Class Shares	3,611	N/A

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

WESTWOOD FUNDS

PRINCIPAL HOLDERS OF FUND SHARES

As of October 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Value Fund
Band & Co. (for the benefit of its customers)	43%
MidCap Fund
UMB FBO (for the benefit of its customers)	63%
Westwood Management Corp. (for the benefit of its customers)	32%
SMIDCap Fund
Bart 401(a) Model (for the benefit of its customers)	48%
National Financial Services, LLC (for the benefit of its customers)	27%
SmallCap Fund
National Financial Services, LLC (for the benefit of its customers)	52%
AllCap Fund
U.S. Bank CAPINCO	91%
Multi-Asset Income Fund
National Financial Services, LLC (for the benefit of its customers)	70%
Alternative Income Fund
LPL Financial (for the benefit of its customers)	40%
National Financial Services, LLC (for the benefit of its customers)	49%
MLP & Energy Infrastructure Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	46%
Real Estate Income Fund
Charles Schwab & Co., Inc. (for the benefit of its customers)	40%
Broadmark Tactical Growth Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	38%
Wells Fargo Clearning Services, LLC (for the benefit of its customers)	27%
Broadmark Tactical Plus Fund
National Financial Services, LLC (for the benefit of its customers)	97%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

WESTWOOD FUNDS

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of October 31, 2024 presented on the Statements of Assets and Liabilities.

	Assets		Liabilities
	Investments,	Unrealized			Unrealized
	at value for	appreciation	Investments,		depreciation
	purchased	for swap	at value for	Futures	for swap
Type of Derivative	options	agreements*	written options	Contracts*	agreements*
Income Opportunity Fund
Equity Risk Exposure	$—	$—	$(368,480)	$—	$—
Multi-Asset Income Fund
Equity Risk Exposure	$—	$—	$(52,830)	$—	$—
Alternative Income Fund
Equity Risk Exposure	$—	$1,127,454	$(83,210)	$—	$(332,325)
MLP & Energy Infrastructure Fund
Equity Risk Exposure	$—	$—	$(606,717)	$—	$—
Tactical Plus Fund
Equity Risk Exposure	$—	$—	$—	$(788,145)	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For future contracts, if any, the amounts represents their cumulative appreciation/depreciation, which includes movements of variation margin.

The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the year/period ended October 31, 2024 and year ended December 31, 2023, if applicable:

Income Opportunity Fund - for the year ended October 31, 2024

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Gains	Location	(Depreciation)
Index call options written	Equity	Net realized gains from written options contracts	$114,334	Net change in unrealized appreciation (depreciation) on written options contracts	$(80,960)

WESTWOOD FUNDS

Multi-Asset Income Fund - for the year ended October 31, 2024

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Gains	Location	(Depreciation)
Index call options written	Equity	Net realized gains from written options contracts	$22,867	Net change in unrealized appreciation (depreciation) on written options contracts	$(12,755)

Alternative Income Fund - for the year ended October 31, 2024

					Change in
					Unrealized
			Realized Gains		Appreciation
Type of Derivative	Risk	Location	(Losses)	Location	(Depreciation)
Index put options purchased	Equity	Net realized losses from purchased options contracts	$(164,609)	Net change in unrealized appreciation (depreciation) on purchased options contracts	$(1,908)
Index call options written	Equity	Net realized gains from written options contracts	$28,773	Net change in unrealized appreciation (depreciation) on written options contracts	$(38,699)
Swap transactions	Equity	Net realized losses from swap transactions	$(5,449,761)	Net change in unrealized appreciation (depreciation) on swap transactions	$(2,170,917)

MLP & Energy Infrastructure Fund - for the period ended October 31, 2024

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Gains	Location	(Depreciation)
Index call options written	Equity	Net realized gains from written options contracts	$862,297	Net change in unrealized appreciation (depreciation) on written options contracts	$(89,530)

WESTWOOD FUNDS

MLP & Energy Infrastructure Fund - for the year ended December 31, 2023

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Gains	Location	(Depreciation)
Index call options written	Equity	Net realized gains from written options contracts	$8,691,149	Net change in unrealized appreciation (depreciation) on written options contracts	$(79,060)

Tactical Growth Fund - for the year ended October 31, 2024

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Losses	Location	(Depreciation)
Futures contracts purchased	Equity	Net realized losses from futures contracts	$(4,876,669)	Net change in unrealized appreciation (depreciation) on futures contracts	$(3,356,008)

WESTWOOD FUNDS

Tactical Plus Fund - for the year ended October 31, 2024

					Change in
					Unrealized
			Realized Gains		Appreciation
Type of Derivative	Risk	Location	(Losses)	Location	(Depreciation)
Index put options purchased	Equity	Net realized losses from purchased option contracts	$(309,442)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$—
Index call options purchased	Equity	Net realized gains from purchased option contracts	$301,987	Net change in unrealized appreciation (depreciation) on purchased option contracts	$(57,028)
Index put options written	Equity	Net realized losses from written options contracts	$(13,447)	Net change in unrealized appreciation (depreciation) on written options contracts	$—
Index call options purchased	Equity	Net realized gains from written options contracts	$6,701	Net change in unrealized appreciation (depreciation) on written options contracts	$1,052
Futures contracts purchased	Equity	Net realized gains from futures contracts	1,363,398	Net change in unrealized appreciation (depreciation) on futures contracts	(788,145)
Futures contracts sold short	Equity	Net realized losses from futures contracts	$(1,293,577)	Net change in unrealized appreciation (depreciation) on futures contracts	$(875,603)

Amounts designated as “—” are $0 or have been rounded to $0.

Offsetting Assets and Liabilities:

Alternative Income, MLP & Energy Infrastructure, Global Real Estate, Real Estate Income, Tactical Growth, and Tactical Plus Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by these Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different

WESTWOOD FUNDS

legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over The Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is believed to be reduced as creditors of the futures broker do not have claim to fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the funds. Variation margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of October 31, 2024, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Income Opportunity Fund
Derivatives Financial Instruments:
Options contract*	$—	$(368,480)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(368,480)
Derivative not subject to a MNA or similar agreement	—	368,480
Total assets and liabilities subject to a MNA	$—	$—

WESTWOOD FUNDS

Descriptions	Assets	Liabilities
Multi-Asset Income Fund
Derivatives Financial Instruments:
Options contract*	$—	$(52,830)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(52,830)
Derivative not subject to a MNA or similar agreement	—	52,830
Total assets and liabilities subject to a MNA	$—	$—
Alternative Income Fund
Derivatives Financial Instruments:
Options contract*	$—	$(83,210)
Swap agreements	1,127,454	(332,325)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,127,454	(415,535)
Derivative not subject to a MNA or similar agreement	—	83,210
Total assets and liabilities subject to a MNA	$1,127,454	$(332,325)
MLP & Energy Infrastructure Fund
Derivatives Financial Instruments:
Options contract*	$—	$(606,717)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(606,717)
Derivative not subject to a MNA or similar agreement	—	606,717
Total assets and liabilities subject to a MNA	$—	$—
Tactical Plus Fund
Derivatives Financial Instruments:
Futures contracts^	$—	$(788,145)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(788,145)
Derivative not subject to a MNA or similar agreement	—	788,145
Total assets and liabilities subject to a MNA	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

^	The amount represents their cumulative appreciation/depreciation which includes movements of variation margin.

The following table represents derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of October 31, 2024.

Alternative Income Fund	Derivative Assets Subject to a MNA by Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Net Amount of Derivative Assets	Non-cash Collateral Received(a)	Net Exposure
BNP Paribas	$1,127,454	$(332,325)	$795,129	$(795,129)	$—

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

WESTWOOD FUNDS

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of their assets in shares of money market funds. As of October 31, 2024, Tactical Growth Fund and Tactical Plus Fund had 33.0% and 97.6%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the respective Fund.

7. Certain Investments and Risks

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

RISKS ASSOCIATED WITH LOWER RATE DEBT SECURITIES

Multi-Asset Income Fund invests substantially all of its assets in high yield, or “junk,” bonds, and such investments represent highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. In addition, insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.

SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of October 31, 2024, Alternative

WESTWOOD FUNDS

Income Fund had 25.3% of the value of its net assets invested in securities in the Technology sector and Real Estate Income Fund had 91.8% of the value of its net assets invested in securities in the Real Estate sector.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. In-Kind Transactions

During the year ended October 31, 2024, the SMidCap Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

	Transaction	Shares	Securities at
	Date	Redeemed	Value	Cash	Total	Realized Gain
SMidCap Fund	5/17/2024	$8,691,205	$133,784,153	$1,510,056	$135,294,209	$30,443,950
SMidCap Fund	9/26/2024	3,535,353	56,978,806	241,458	57,220,264	10,226,770

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following Funds paid distributions to shareholders subsequent to October 31, 2024:

				Per Share
	Record			Short-Term	Long-Term
	Date	Ex-Date	Income	Capital Gain	Capital Gain
Value Fund - Institutional Shares	12/11/2024	12/12/2024	$—	$—	$0.8365
Value Fund - A Class Shares	12/11/2024	12/12/2024	—	—	0.8365
Value Fund - C Class Shares	12/11/2024	12/12/2024	—	—	0.8365
Value Fund - Ultra Shares	12/11/2024	12/12/2024	—	—	0.8365
MidCap Fund - Institutional Shares	12/11/2024	12/12/2024	—	0.2983	0.2225
SmallCap Fund - Institutional Shares	12/11/2024	12/12/2024	—	0.4369	0.6754

WESTWOOD FUNDS

				Per Share
	Record			Short-Term	Long-Term
	Date	Ex-Date	Income	Capital Gain	Capital Gain
SmallCap Fund - A Class Shares	12/11/2024	12/12/2024	—	0.4369	0.6754
SmallCap Fund - C Class Shares	12/11/2024	12/12/2024	$—	$0.4369	$0.6754
SmallCap Fund - Ultra Shares	12/11/2024	12/12/2024	—	0.4369	0.6754
AllCap Fund - Institutional Shares	12/11/2024	12/12/2024	—	0.0366	0.4117
AllCap Fund - Ultra Shares	12/11/2024	12/12/2024	—	0.0366	0.4117
Multi-Asset Income Fund - A Class Shares	11/26/2024	11/27/2024	0.0466	—	—
Multi-Asset Income Fund - C Class Shares	11/26/2024	11/27/2024	0.0433	—	—
Multi-Asset Income Fund - Institutional Shares	11/26/2024	11/27/2024	0.0490	—	—
MLP & Energy Infrastructure Fund - A Class Shares	11/14/2024	11/15/2024	0.1079	—	—
MLP & Energy Infrastructure Fund - C Class Shares	11/14/2024	11/15/2024	0.0899	—	—
MLP & Energy Infrastructure Fund - Institutional Shares	11/14/2024	11/15/2024	0.1150	—	—
MLP & Energy Infrastructure Fund - Ultra Shares	11/14/2024	11/15/2024	0.1163	—	—

WESTWOOD FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Westwood Funds and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, open written option contracts and total return swap agreements, of Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund (formerly Westwood High Income Fund), Westwood Alternative Income Fund, Westwood Salient MLP & Energy Infrastructure Fund, Westwood Global Real Estate Fund (formerly Westwood Salient Global Real Estate Fund), Westwood Real Estate Income Fund (formerly Westwood Salient Select Income Fund), Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund (“Westwood Funds” or the “Funds”), each a series of Ultimus Managers Trust, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Statements of Changes in Net Assets
Fund Names	Statements of Operations	and Financial Highlights
Westwood Quality Value Fund,
Westwood Quality MidCap Fund,
Westwood Quality SMidCap Fund,
Westwood Quality SmallCap Fund,
Westwood Quality AllCap Fund,
Westwood Income Opportunity Fund,
Westwood Multi-Asset In-come Fund,
Westwood Alternative Income Fund	For the year ended October 31, 2024.	For the years ended October 31, 2024, and 2023.

Westwood Salient MLP & Energy Infrastructure Fund	For the ten-month period ended October 31, 2024, and the year ended December 31, 2023.	For the ten-month period ended October 31, 2024, and the year ended December 31, 2023.

Westwood Global Real Estate Fund, Westwood Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Broadmark Tactical Plus Fund	For the year ended October 31, 2024.	For the year ended October 31, 2024 and the ten-month period ended October 31, 2023.

The financial highlights of the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, and Westwood Alternative Income Fund, for the year ended October 31, 2022, and Westwood Quality AllCap Fund’s financial highlights for the period ended October 31, 2021, were audited by other auditors whose report dated December 30, 2022, expressed an unqualified opinion on those financial highlights. The financial highlights for the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, and Westwood Alternative Income Fund for the year ended October 31, 2021, and prior, were audited by other auditors, whose report dated December 29, 2021, expressed an unqualified opinion on those financial highlights.

WESTWOOD FUNDS

The financial statements and financial highlights for the Westwood Salient MLP & Energy Infrastructure Fund, Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund for the year ended December 31, 2022, were audited by another auditor, whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights for the Westwood Salient MLP & Energy Infrastructure Fund, Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund for the year ended December 31, 2021, and prior, were audited by other auditors, whose report, dated February 24, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Westwood Family of Funds since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 27, 2024

WESTWOOD FUNDS

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the U.S. Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The filings are available upon request, by calling 1-877-386-3944. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.westwoodfunds.com.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-386-3944, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, will be available on or about August 31, without charge upon request by calling 1-877-386-3944, or on the SEC’s website at www.sec.gov.

OTHER FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended October 31, 2024, the Funds designated the following as long-term capital gain distributions.

Long term
capital gain
Value Fund	$3,012,903
MidCap Fund	6,193
SMidCap Fund	22,399,965
Small Cap Fund	38,766,356
Allcap Fund	321,063
Real Estate Income Fund	9,172,982
Tactical Plus Fund	189,840

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:

Qualified
Dividend
Income
Value Fund	79.73%
MidCap Fund	43.88%
SMidCap Fund	55.26%
Small Cap Fund	81.46%
AllCap Fund	80.03%
Income Opportunity Fund	23.16%
Multi-Asset Income Fund	8.64%
Global Real Estate Fund	29.58%
Real Estate Income Fund	100.00%

WESTWOOD FUNDS

Qualified
Dividend
Income
Tactical Growth Fund	4.92%
Tactical Plus Fund	0.24%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended October 31, 2024, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Dividend
Received
Fund	Deduction
Value Fund	79.52%
MidCap Fund	46.98%
SMidCap Fund	59.01%
Small Cap Fund	86.18%
AllCap Fund	79.87%
Income Opportunity Fund	22.04%
Multi-Asset Income Fund	8.49%
Global Real Estate Fund	0.46%
Real Estate Income Fund	100.00%
Tactical Growth Fund	4.89%
Tactical Plus Fund	0.48%

WESTWOOD FUNDS

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the: (i) Investment Advisory Agreement with Westwood Management Corp. (“Westwood”) with respect to the Westwood Alternative Income Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, Westwood Quality AllCap Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMid Cap Fund, and Westwood Quality Value Fund, (ii) Investment Advisory Agreement with Westwood with respect to the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund; (iii) Investment Advisory Agreement with Salient Advisors, L.P. (“Salient”) with respect to the Westwood Broadmark Tactical Plus Fund; (iv) Sub-Advisory Agreement between Salient and Broadmark Asset Management LLC (“Broadmark”) with respect to the Westwood Broadmark Tactical Plus Fund; and (v) Sub -Advisory Agreement between Westwood and Broadmark with respect to the Westwood Broadmark Tactical Growth Fund (individually, a “Fund” and collectively, the “Funds”) for an additional one year term.

The Board approved the Investment Advisory Agreements and Sub-Advisory Agreements at a meeting held on July 15-16, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of Westwood and Salient (each a “Westwood Adviser” and together, the “Westwood Advisers”) and Broadmark (the “Sub-Adviser”) provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements and Sub-Advisory Agreements with respect to the Funds. In approving the continuance of the Investment Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Westwood Advisers and the Sub-Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and profits realized by the Westwood Advisers and the Sub-Adviser from their relationships with the Funds; (4) the financial condition of the Westwood Advisers and the Sub-Adviser; (5) the fall out benefits derived by the Westwood Advisers and their affiliates (including the Sub-Adviser) from their relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Westwood Advisers’ services and the Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Westwood Advisers and the Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of the Westwood Advisers and the Sub-Adviser, including the professional experience and qualifications of senior personnel. The Board noted the affiliation of the Westwood Advisers and the Sub-Adviser and the fact that they shared many of the same personnel and resources. In evaluating the quality of services provided by the Westwood Advisers and the Sub-Adviser, the Board took into account its familiarity with the Westwood Advisers’ and the Sub -Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Westwood Advisers’ and the Sub -Adviser’s compliance policies and procedures based on discussion with the Westwood Advisers, the Sub-Adviser and the Chief Compliance Officer. The Board also considered the Westwood Advisers’ relationship with their affiliates (including the Sub-Adviser) and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by the Westwood Advisers and the Sub-Adviser including, without limitation, each Westwood Adviser’s continuous review, supervision and administration of the investment program of the Funds and the Sub-Adviser’s provision of the continuous investment program of the

WESTWOOD FUNDS

Funds. The quality of administrative and other services, including each Westwood Adviser’s role in coordinating the activities of each Fund’s other service providers, was also considered. The Board also considered the Westwood Advisers’ and the Sub-Adviser’s succession planning for senior personnel. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by each Westwood Adviser under its respective Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreements.

Fees and Expenses and Comparative Accounts

The Board compared each of the advisory and sub-advisory fees, as applicable, and the total expense ratio for each Fund with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to the Westwood Advisers’ and the Sub-Adviser’s other client accounts. In reviewing the comparison in fees and expense ratios between each Westwood Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of each Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered each Westwood Adviser’s commitment to limit each Fund’s expenses under the Expense Limitation Agreement until at least March 1, 2025. The Board noted that the Quality Value Fund, the Quality MidCap Fund, the Quality Small Cap Fund, the Quality SMidCap Fund, the Quality AllCap Fund, the Multi-Asset Income Fund, the Alternative Income Fund, the Broadmark Tactical Growth Fund, the Broadmark Tactical Plus Fund and the Salient MLP & Energy Infrastructure Fund were all in the first or second quartile for net expenses relative to their respective custom peer groups provided by Broadridge; while the Real Estate Income Fund, the Global Real Estate Fund and the Income Opportunity Fund were all in the third and fourth quartile for net expenses relative to their respective custom peer groups provided by Broadridge. The Board further noted Westwood’s response in the Board materials that it seeks for each Fund to be within the top two quartiles of comparable expenses to its peers, and that if fees and expenses fell out of the top two quartiles, Westwood would consider a reduction in advisory fee or further limiting the Funds’ expenses, as appropriate. The Board also noted that the Alternative Income Fund and the Multi-Asset Income Fund each had a base fee coupled with a positive or negative performance adjustment.

The Board also compared the sub-advisory fee paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fee under the Sub-Advisory Agreements was paid by each Westwood Adviser out of its respective advisory fees it receives from the Tactical Funds. The Board considered the amount to be retained by each Westwood Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to various services they each provided to the Funds. The Board discussed each Westwood Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Westwood Advisers conduct periodic compliance due diligence of the Sub-Adviser, during which each Westwood Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund. The Board noted that the Westwood Advisers’ compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Westwood Advisers’ compliance reviews of the Sub-Adviser would be reported to the Board.

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended April 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted Westwood’s efforts to address underperforming Funds. The Board also took into account current market conditions and their effect on each Fund’s performance.

WESTWOOD FUNDS

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Westwood Advisers limited fees and/or reimbursed expenses for the Funds in order to reduce each Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Investment Advisory Agreements as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Funds increased. The Board noted that the sub -advisory fee under the Sub-Advisory Agreements is paid by each Westwood Adviser out of the advisory fee that it receives from a Fund. The Board also noted that the advisory fee schedule for the Funds currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not necessary at this time. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. They further noted that the advisory fee payable to each Westwood Adviser from the Funds was reduced by the sub-advisory fee paid by the Westwood Adviser to the Sub-Adviser, as applicable.

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of each Westwood Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by each Westwood Adviser and its affiliates from their relationship with the Funds. The information considered by the Board included operating profit margin information for each Fund, each Westwood Adviser’s business as a whole, as well as the Sub-Adviser’s business. The Board considered each Westwood Adviser’s commitment to contractually limit each Fund’s net operating expenses and its payment of the sub-advisory fee out of the advisory fee it received from each Fund. The Board reviewed the profitability of each Westwood Adviser’s relationship with the Funds both before and after tax expenses. The Board recognized that each of the Westwood Advisers and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Fund and the entrepreneurial risk that each Westwood Adviser assumes as investment adviser. Based upon its review, the Board concluded that each Westwood Adviser and Sub-Adviser’s level of profitability, if any, from their relationships with the Funds was reasonable and not excessive. The Board also considered whether each Westwood Adviser and the Sub-Adviser has the financial wherewithal to continue to provide services to each Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that each Westwood Adviser and the Sub-Adviser derive benefits to their reputations and other benefits from their association with the Funds.

In considering the renewal of each of the Investment Advisory Agreements and the Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) each of the Westwood Advisers and Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (b) each of the Westwood Advisers and Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory and sub-advisory fees are reasonable in light of the services received by each Fund from a Westwood Adviser and the Sub-Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

The Westwood Funds
P.O. Box 541150
Omaha, NE 68154
1-877-FUND-WHG
www.westwoodfunds.com

Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, TX 75201

Distributor:
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Administrator:
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Legal Counsel:
Sullivan & Worcester LLP
1666 K Streeet, NW
Suite 700
Washington, D.C. 20006

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Westwood Salient Enhanced Midstream Income ETF

Westwood Salient Enhanced Energy Income ETF

Financial Statements	October 31, 2024

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments

Westwood Salient Enhanced Midstream Income ETF	1

Westwood Salient Enhanced Energy Income ETF	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	11

Other Information	21

Report of Independent Registered Public Accounting Firm	22

Disclosure Regarding Approval of the Investment Advisory Agreement and Sub-Advisory Agreement	23

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
MASTER LIMITED PARTNERSHIPS — 25.3% (a)

	Shares	Value
Crude & Refined Products — 5.0%
Delek Logistics Partners, L.P. (b)	5,664	$218,460
Genesis Energy, L.P. (b)	17,066	193,016
MPLX, L.P. (b)	54,939	2,440,391
		2,851,867
Gathering & Processing — 3.1%
Western Midstream Partners, L.P. (b)	47,168	1,779,649

Natural Gas Liquids Infrastructure — 17.2%
Energy Transfer, L.P. (b)	322,466	5,314,240
Enterprise Products Partners, L.P. (b)	156,587	4,487,783
		9,802,023
Total Master Limited Partnerships
(Cost $13,719,166)		$14,433,539

MLP RELATED COMPANIES — 75.7%
Crude & Refined Products — 15.0%
Enbridge, Inc. (b)	120,662	$4,874,745
Plains GP Holdings, L.P. - Class A (b)	195,290	3,358,988
South Bow Corporation (b)(c)	11,771	293,804
		8,527,537
Gathering & Processing — 27.8%
Antero Midstream Corporation (b)	186,372	2,678,166
DT Midstream, Inc. (b)	35,279	3,180,403
EnLink Midstream, LLC (b)	148,467	2,203,250
Hess Midstream, L.P. - Class A (b)	73,385	2,542,790
Kinetik Holdings, Inc. (b)	44,826	2,181,681
Targa Resources Corporation (b)	18,189	3,036,835
		15,823,125
Liquefied Natural Gas — 5.1%
Cheniere Energy, Inc. (b)	14,916	2,854,624
NextDecade Corporation (b)(c)	4,264	24,902
		2,879,526
Natural Gas Liquids Infrastructure — 6.9%
ONEOK, Inc. (b)	28,929	2,802,642
Pembina Pipeline Corporation (b)	27,393	1,144,753
		3,947,395
MLP RELATED COMPANIES — continued

	Shares	Value
Natural Gas Pipelines — 20.9%
Kinder Morgan, Inc. (b)	178,807	$4,382,560
TC Energy Corporation (b)	59,544	2,769,391
Williams Companies, Inc. (The) (b)	91,048	4,768,184
		11,920,135
Total MLP Related Companies
(Cost $37,261,166)		$43,097,718

Investments at Value — 101.0%
(Cost $50,980,332)		$57,531,257

Liabilities in Excess of Other Assets — (1.0%)		(596,112)

Net Assets — 100.0%		$56,935,145

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2024 was $54,598,881.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
Antero Midstream Corporation, 11/15/24	$16.00	1,432	$2,057,784	$3,580
Antero Midstream Corporation, 12/20/24	16.00	338	485,706	3,380
Cheniere Energy, Inc., 11/15/24	190.00	138	2,641,044	74,520
Cheniere Energy, Inc., 11/15/24	200.00	2	38,276	182
Cheniere Energy, Inc., 12/20/24	195.00	1	19,138	480
Delek Logistics Partners, L.P., 11/15/24	40.00	53	204,421	1,325
DT Midstream, Inc., 11/15/24	85.00	13	117,195	7,995
DT Midstream, Inc., 11/15/24	90.00	4	36,060	800
DT Midstream, Inc., 12/20/24	80.00	8	72,120	9,200
DT Midstream, Inc., 12/20/24	90.00	310	2,794,650	110,050
Enbridge, Inc., 11/15/24	42.50	58	234,320	754
Enbridge, Inc., 12/20/24	42.50	1,088	4,395,520	21,760
Energy Transfer, L.P., 11/15/24	17.00	2,823	4,652,304	22,584
Energy Transfer, L.P., 12/20/24	17.00	240	395,520	3,840
EnLink Midstream, LLC, 11/15/24	15.00	807	1,197,588	16,140
EnLink Midstream, LLC, 12/20/24	15.00	16	23,744	720
EnLink Midstream, LLC, 12/20/24	16.00	587	871,108	7,338
Enterprise Products Partners, L.P., 11/15/24	30.00	17	48,722	34
Enterprise Products Partners, L.P., 11/15/24	31.00	1,324	3,794,584	3,310
Enterprise Products Partners, L.P., 12/20/24	30.00	146	418,436	2,482
Genesis Energy, L.P., 11/15/24	15.00	66	74,646	165
Genesis Energy, L.P., 12/20/24	15.00	95	107,445	380
Hess Midstream, L.P. - Class A, 11/15/24	37.00	27	93,555	135
Hess Midstream, L.P. - Class A, 11/15/24	38.00	38	131,670	190
Hess Midstream, L.P. - Class A, 11/15/24	39.00	232	803,880	580
Hess Midstream, L.P. - Class A, 12/20/24	38.00	400	1,386,000	4,000
Kinder Morgan, Inc., 11/15/24	25.00	23	56,373	644
Kinder Morgan, Inc., 12/20/24	25.00	574	1,406,874	37,884
Kinder Morgan, Inc., 12/20/24	26.00	1,101	2,698,551	34,131
Kinetik Holdings, Inc., 12/20/24	55.00	425	2,068,475	24,438
MPLX,L.P.,11/15/24	45.00	5	22,210	125
MPLX,L.P.,11/15/24	46.00	171	759,582	1,282
MPLX,L.P.,11/15/24	47.00	277	1,230,434	1,385
MPLX,L.P.,12/20/24	45.00	49	217,658	1,764
MPLX,L.P.,12/20/24	46.00	19	84,398	380
NextDecade Corporation, 12/20/24	6.00	40	23,360	3,600
ONEOK, Inc., 11/15/24	97.50	4	38,752	600
ONEOK, Inc., 11/15/24	100.00	3	29,064	225
ONEOK, Inc., 12/20/24	100.00	264	2,557,632	54,120
ONEOK, Inc., 12/20/24	105.00	3	29,064	225
Pembina Pipeline Corporation, 11/15/24	45.00	264	1,103,256	1,848
Plains GP Holdings, L.P. - Class A, 11/15/24	19.00	21	36,120	42
Plains GP Holdings, L.P. - Class A, 11/15/24	20.00	1,694	2,913,680	4,235

The accompanying notes are an integral part of the financial statements.

2

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Plains GP Holdings, L.P. - Class A, 12/20/24	$19.00	140	$240,800	$1,540
Targa Resources Corporation, 11/15/24	170.00	2	33,392	756
Targa Resources Corporation, 12/20/24	170.00	168	2,804,928	113,400
Targa Resources Corporation, 12/20/24	175.00	2	33,392	930
TC Energy Corporation, 11/15/24	47.50	7	32,557	567
TC Energy Corporation, 11/15/24	47.50	546	2,539,446	248,430
TC Energy Corporation, 11/15/24	52.50	6	27,906	450
TC Energy Corporation, 12/20/24	50.00	6	27,906	360
Western Midstream Partners, L.P., 11/15/24	41.00	382	1,441,286	3,820
Western Midstream Partners, L.P., 12/20/24	40.00	5	18,865	210
Western Midstream Partners, L.P., 12/20/24	41.00	61	230,153	1,830
Williams Companies, Inc. (The), 11/15/24	47.00	42	219,954	24,360
Williams Companies, Inc. (The), 11/15/24	48.00	40	209,480	18,800
Williams Companies, Inc. (The), 11/15/24	50.00	12	62,844	3,600
Williams Companies, Inc. (The), 12/20/24	55.00	770	4,032,490	77,000
Total Written Option Contracts
(Premiums $675,623)			$54,326,318	$958,905

The average monthly notional value of written option contracts during the period ended October 31, 2024 was $42,509,747.

The accompanying notes are an integral part of the financial statements.

3

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
MLP RELATED COMPANIES — 101.1%

	Shares	Value
Exploration & Production — 65.4%
APA Corporation (a)	4,894	$115,499
Chevron Corporation (a)	15,017	2,234,830
ConocoPhillips (a)	8,745	957,927
Coterra Energy, Inc. (a)	8,123	194,302
Devon Energy Corporation (a)	6,769	261,825
Diamondback Energy, Inc. (a)	2,959	523,063
EOG Resources, Inc. (a)	5,519	673,097
EQT Corporation (a)	6,561	239,739
Exxon Mobil Corporation (a)	25,690	3,000,078
Hess Corporation (a)	3,332	448,087
Marathon Oil Corporation (a)	5,519	152,876
Occidental Petroleum Corporation (a)	8,852	443,574
		9,244,897
Gathering & Processing — 2.7%
Targa Resources Corporation (a)	2,291	382,505

Natural Gas Liquids Infrastructure — 4.4%
ONEOK, Inc. (a)	6,353	615,479

Natural Gas Pipelines — 8.4%
Kinder Morgan, Inc. (a)	20,829	510,519
Williams Companies, Inc. (The) (a)	12,913	676,254
		1,186,773
Oilfield Services & Equipment — 9.3%
Baker Hughes Company (a)	10,518	400,525
Halliburton Company (a)	9,581	265,777
Schlumberger Ltd. (a)	16,245	650,937
		1,317,239
MLP RELATED COMPANIES — continued

	Shares	Value
Refining — 10.9%
Marathon Petroleum Corporation (a)	3,749	$545,367
Phillips 66 (a)	4,478	545,510
Valero Energy Corporation (a)	3,437	445,985
		1,536,862
Investments at Value — 101.1%
(Cost $14,444,746)		$14,283,755

Liabilities in Excess of Other Assets — (1.1%)		(152,924)

Net Assets — 100.0%		$14,130,831

(a)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2024 was $13,644,352.

The accompanying notes are an integral part of the financial statements.

4

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
OCTOBER 31, 2024

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
APA Corporation, 12/20/24	$27.50	46	$108,560	$2,576
Baker Hughes Company, 12/20/24	39.00	4	15,232	500
Baker Hughes Company, 12/20/24	40.00	95	361,760	8,645
Chevron Corporation, 12/20/24	160.00	147	2,187,654	23,961
ConocoPhillips, 11/15/24	115.00	81	887,274	7,938
ConocoPhillips, 12/20/24	120.00	2	21,908	270
Coterra Energy, Inc., 12/20/24	25.00	77	184,184	4,235
Devon Energy Corporation, 12/20/24	45.00	64	247,552	2,560
Diamondback Energy, Inc., 11/15/24	190.00	10	176,770	1,700
Diamondback Energy, Inc., 12/20/24	200.00	18	318,186	3,330
EOG Resources, Inc., 12/20/24	140.00	52	634,192	4,420
EQT Corporation, 11/15/24	38.00	65	237,510	5,200
Exxon Mobil Corporation, 11/15/24	125.00	248	2,896,144	13,144
Halliburton Company, 12/20/24	32.00	91	252,434	3,185
Hess Corporation, 12/20/24	145.00	1	13,448	154
Hess Corporation, 12/20/24	150.00	30	403,440	2,550
Kinder Morgan, Inc., 12/20/24	25.00	189	463,239	12,474
Kinder Morgan, Inc., 12/20/24	26.00	8	19,608	248
Marathon Oil Corporation, 12/20/24	29.00	52	144,040	3,432
Marathon Petroleum Corporation, 12/20/24	175.00	35	509,145	3,360
Occidental Petroleum Corporation, 12/20/24	57.50	84	420,924	5,460
ONEOK, Inc., 11/15/24	97.50	61	590,968	9,150
Phillips 66, 12/20/24	150.00	42	511,644	1,050
Schlumberger Ltd., 12/20/24	47.50	154	617,078	3,696
Targa Resources Corporation, 12/20/24	170.00	22	367,312	14,850
Valero Energy Corporation, 12/20/24	150.00	32	415,232	3,200
Williams Companies, Inc. (The), 11/15/24	48.00	27	141,399	12,690
Williams Companies, Inc. (The), 11/15/24	55.00	90	471,330	4,050
Williams Companies, Inc. (The), 12/20/24	55.00	5	26,185	500
Total Written Option Contracts
(Premiums $203,208)			$13,644,352	$158,528

The average monthly notional value of written option contracts during the period ended October 31, 2024 was $11,817,662.

The accompanying notes are an integral part of the financial statements.

5

WESTWOOD FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood	Westwood
	Salient	Salient
	Enhanced	Enhanced
	Midstream	Energy
	Income ETF	Income ETF
ASSETS
Investments in securities:
At cost	$50,980,332	$14,444,746
At value (Note 2)	$57,531,257	$14,283,755
Cash	613,287	72,396
Receivable for investment securities sold	49,261	74,398
Dividends receivable	288,532	8,930
Reclaims receivable	18,231	964
Total assets	58,500,568	14,440,443
LIABILITIES
Written call options, at value (Notes 2 & 5) (premiums received $675,623 & $203,208)	958,905	158,528
Distributions payable	495,000	140,625
Payable for investment securities purchased	71,981	—
Payable to Adviser (Note 4)	39,537	10,459
Total liabilities	1,565,423	309,612
NET ASSETS	$56,935,145	$14,130,831

NET ASSETS CONSIST OF:
Paid-in capital	$54,932,418	$14,748,939
Distributable earnings (deficit)	2,002,727	(618,108)
NET ASSETS	$56,935,145	$14,130,831

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,200,000	625,000

Net asset value, offering price and redemption price per share (Note 1)	$25.88	$22.61

The accompanying notes are an integral part of the financial statements.

6

WESTWOOD FUNDS
FOR THE PERIODS ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

	Westwood	Westwood
	Salient	Salient
	Enhanced	Enhanced
	Midstream	Energy
	Income ETF (a)	Income ETF (b)
INVESTMENT INCOME
Distributions from master limited partnerships	$426,879	$—
Less return of capital distributions	(426,879)	—
Dividends from master limited partnership related companies	947,233	150,996
Less return of capital on dividends	(457,401)	(12,221)
Tax reclaims received	18,636	972
Foreign withholding taxes on dividends	(63,426)	—
Total investment income	445,042	139,747

EXPENSES
Investment management fees (Note 4)	188,580	48,182

NET INVESTMENT INCOME	256,462	91,565

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, IN-KIND TRANSACTIONS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS
Net realized gains (losses) from investment transactions	225,401	(65,246)
Net realized gains from in-kind transactions (Note 3)	290,742	—
Net realized gains (losses) from foreign currency transactions	(825)	12
Net realized gains (losses) from written option contracts (Note 5)	(2,302,637)	163,767
Net change in unrealized appreciation (depreciation) on investment transactions	6,550,925	(160,991)
Net change in unrealized appreciation (depreciation) on currency translations	(309)	(20)
Net change in unrealized appreciation (depreciation) on written option contracts (Note 5)	(283,282)	44,680
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, IN-KIND TRANSACTIONS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS	4,480,015	(17,798)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,736,477	$73,767

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

The accompanying notes are an integral part of the financial statements.

7

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood	Westwood
	Salient	Salient
	Enhanced	Enhanced
	Midstream	Energy
	Income ETF	Income ETF
	Period	Period
	Ended	Ended
	October 31,	October 31,
	2024(a)	2024(b)
FROM OPERATIONS
Net investment income	$256,462	$91,565
Net realized gains (losses) on investments, in-kind transactions, written options, and foreign currency transactions	(1,787,319)	98,533
Net change in unrealized appreciation (depreciation) on investments, written options, and foreign currency translations	6,267,334	(116,331)
Net increase in net assets resulting from operations	4,736,477	73,767

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(2,733,750)	(691,875)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	61,133,515	14,748,939
Payments for shares redeemed	(6,201,097)	—
Net increase in net assets from capital share transactions	54,932,418	14,748,939

TOTAL INCREASE IN NET ASSETS	56,935,145	14,130,831

NET ASSETS
Beginning of period	—	—
End of period	$56,935,145	$14,130,831

CAPITAL SHARES ACTIVITY
Issued	2,450,000	625,000
Redeemed	(250,000)	—
Net increase in shares outstanding	2,200,000	625,000
Shares outstanding at beginning of period	—	—
Shares outstanding at end of period	2,200,000	625,000

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

The accompanying notes are an integral part of the financial statements.

8

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	October 31, 2024(a)
Net asset value at beginning of period	$25.02
Net investment income (b)	0.16
Net realized and unrealized gains on investments	2.27
Total from investment operations	2.43
Variable transaction fees (Note 6) (b)	0.01
Less distributions from:
Net investment income	(1.58)
Net asset value at end of period	$25.88
Market price at end of period	$25.97
Total return (c)	10.05	% (d)
Total return at market (e)	10.42	% (d)
Net assets at end of period (000’s)	$56,935
Ratio of total expenses to average net assets	0.80	% (f)
Ratio of net investment income to average net assets	1.08	% (f)
Portfolio turnover rate (g)	47	% (d)

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

9

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	October 31, 2024(a)
Net asset value at beginning of period	$24.41
Net investment income (b)	0.19
Net realized and unrealized losses on investments	(0.65)
Total from investment operations	(0.46)
Variable transaction fees (Note 6) (b)	0.01
Less distributions from:
Net investment income	(1.35)
Net asset value at end of period	$22.61
Market price at end of period	$22.65
Total return (c)	(1.87	%) (d)
Total return at market (e)	(1.70	%) (d)
Net assets at end of period (000’s)	$14,131
Ratio of total expenses to average net assets	0.85	% (f)
Ratio of net investment income to average net assets	1.61	% (f)
Portfolio turnover rate (g)	14	% (d)

(a)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources,regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

10

WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Westwood Salient Enhanced Midstream Income ETF (“Midstream Income ETF”) and Westwood Salient Enhanced Energy Income ETF (“Energy Income ETF”) (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report. The Midstream Income ETF commenced operations on April 8, 2024, and the Energy Income ETF commenced operations on April 30, 2024.

The Funds are non-diversified, exchange-traded funds (“ETF”) that seek to provide current income and capital appreciation.

Shares of the Midstream Income ETF is listed and traded on the New York Stock Exchange (“NYSE”). Shares of the Energy Income ETF is listed and traded on the Nasdaq Stock Market (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”.) The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis at the NAV per share in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Westwood Management Corporation (the “Adviser” or “Westwood”) serves as investment advisor to the Funds. Westwood is wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”) to serve as the trading sub-adviser for the Funds. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to supervision of the Adviser and the Board of Trustees of the Trust (the “Board”).

Other series of the Trust, that are also managed by the Adviser, invest in the Funds, therefore making the Funds affiliates of the other series.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory Updates

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual

11

WESTWOOD FUNDS

basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their NAV as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value its securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

12

WESTWOOD FUNDS

The following is a summary of each Fund’s investments and the inputs used to value the investments as of October 31, 2024:

Midstream Income ETF	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$14,433,539	$—	$—	$14,433,539
MLP Related Companies	43,097,718	—	—	43,097,718
Total Investment Securities	$57,531,257	$—	$—	$57,531,257
Other Financial Instruments
Written Option Contracts	$(372,012)	$(586,893)	$—	$(958,905)
Total	$57,159,245	$(586,893)	$—	$56,572,352

Energy Income ETF	Level 1	Level 2	Level 3	Total
MLP Related Companies	$14,283,755	$—	$—	$14,283,755
Total Investment Securities	$14,283,755	$—	$—	$14,283,755
Other Financial Instruments
Written Option Contracts	$(124,298)	$(34,230)	$—	$(158,528)
Total	$14,159,457	$(34,230)	$—	$14,125,227

Refer to the Funds’ Schedules of Investments for a listing of securities by sector and industry type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended October 31, 2024.

Cash – The Funds’ cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balances reflected on the Statements of Assets and Liabilities for the Funds represent the amount held as of October 31, 2024.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received for the Funds’ investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

13

WESTWOOD FUNDS

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to shareholders – Each Fund distributes substantially all of its net income to shareholders on a monthly basis and its net capital gains to shareholders at least annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

14

WESTWOOD FUNDS

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the period ended October 31, 2024 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions
Midstream Income ETF
October 31, 2024	$2,733,750	$—	$2,733,750
Energy Income ETF
October 31, 2024	$691,875	$—	$691,875

Federal income tax – Each Fund has qualified and intends to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds have a tax year end of November 30, 2024, which is different than the fiscal year end of October 31, 2024.

The following information is provided on a tax basis as of October 31, 2024:

	Midstream	Energy
	Income ETF	Income ETF
Federal income tax cost	$51,047,139	$14,458,135
Gross unrealized appreciation	$7,107,320	$649,474
Gross unrealized depreciation	(623,202)	(823,854)
Net unrealized appreciation (depreciation)	$6,484,118	$(174,380)
Net unrealized depreciation on foreign currencies	$(309)	$(20)

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral on losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

15

WESTWOOD FUNDS

3.	Investment Transactions

During the period ended October 31, 2024, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments were as follows:

	Midstream	Energy
	Income ETF	Income ETF
Purchases of investment securities (excluding in-kind transactions)	$25,737,296	$1,716,416
Proceeds from sales of investment securities (excluding in-kind transactions)	$20,480,698	$1,893,321

Purchases and sales of in-kind transactions for the period ended October 31, 2024 were as follows:

	Midstream	Energy
	Income ETF	Income ETF
Purchases of in-kind transactions	$52,447,832	$14,703,543
Sales of in-kind transactions	$6,219,943	$—

The Midstream Income ETF had realized gains of $290,742 from in-kind transactions during the period ended October 31, 2024.

4.	Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement (the “Agreement”). The Midstream Income ETF and Energy Income ETF pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% and 0.85% of average daily net assets, respectively. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Funds (other than interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses) so that total annual fund operating expenses remain at 0.80% and 0.85% of the Midstream Income ETF and Energy Income ETF average daily net assets, respectively. During the period ended October 31, 2024, the Adviser earned $188,580 and $48,182 of fees from the Midstream Income ETF and Energy Income ETF, respectively, under the Investment Advisory Agreement. At October 31, 2024, the Midstream Income ETF and Energy Income ETF owed the Adviser $39,537 and $10,459, respectively, relating to the investment management fee.

For its services, the Sub-Adviser is paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% (subject to a minimum of $35,000 per year per Fund).

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Adviser. NLCS is a wholly-owned subsidiary of Ultimus.

16

WESTWOOD FUNDS

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5.	Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of October 31, 2024 presented on the Statements of Assets and Liabilities.

Liabilities
Investments,
at value
for written
Type of Derivative	options
Midstream Income ETF
Equity Risk Exposure	$(958,905)
Energy Income ETF
Equity Risk Exposure	$(158,528)

The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the period ended October 31, 2024:

					Change in
					Unrealized
			Realized		Appreciation
Type of Derivative	Risk	Location	Gains (Losses)	Location	(Depreciation)
Midstream Income ETF
Call options written	Equity	Net realized gains (losses) from written option contracts	$(2,302,637)	Net change in unrealized appreciation (depreciation) on written option contracts	$(283,282)
Energy Income ETF
Call options written	Equity	Net realized gains (losses) from written option contracts	$163,767	Net change in unrealized appreciation (depreciation) on written option contracts	$44,680

17

WESTWOOD FUNDS

Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented on the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at prearranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

As of October 31, 2024, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Midstream Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(958,905)
Total derivative assets and liabilities on the Statements of Assets and Liabilities	—	(958,905)
Derivative not subject to a MNA or similar agreement	—	958,905
Total assets and liabilities subject to a MNA	$—	$—
Energy Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(158,528)
Total derivative assets and liabilities on the Statements of Assets and Liabilities	—	(158,528)
Derivative not subject to a MNA or similar agreement	—	158,528
Total assets and liabilities subject to a MNA	$—	$—

18

WESTWOOD FUNDS

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6.	Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Funds and tender their shares for redemption directly to the Funds. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the Funds’ Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Funds’ Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statements of Operations.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended October 31, 2024, the Midstream Income ETF and Energy Income ETF received $20,500 and $4,000, respectively, in transaction fees.

The Transaction Fees for the Funds are listed in the table below:

Maximum
Additional Variable
Fee for In-Kind and	Charge for Cash
Cash Purchases	Purchases *
$500	2.00%

*	As a percentage of the amount invested.

19

WESTWOOD FUNDS

7.	Sector Risk

If the Funds have significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Funds’ portfolio would be adversely affected. As of October 31, 2024, the Midstream Income ETF had 30.9% of the value of its net assets invested in securities in the Gathering & Processing sector, and the Energy Income ETF had 65.4% of the value of its net assets in securities in the Exploration & Production sector.

8.	Non-Diversification Risk

The Funds are non-diversified funds. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting and individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on each Funds’ performance.

9.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following Funds paid distributions to shareholders subsequent to October 31, 2024:

			Income Per
	Record Date	Ex-Date	Share
Midstream Income ETF	11/27/2024	12/2/2024	$0.2250
Energy Income ETF	11/27/2024	12/2/2024	0.2250

20

WESTWOOD FUNDS

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the U.S. Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The filings are available upon request, by calling 1-800-994-0755. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.westwoodetfs.com.

A description of the policies and procedures that the Funds uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-994-0755, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, will be available on or about August 31, without charge upon request by calling 1-800-994-0755, or on the SEC’s website at www.sec.gov.

21

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Westwood Funds and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Westwood Salient Enhanced Midstream Income ETF and Westwood Salient Enhanced Energy Income ETF (“Westwood Funds” or the “Funds”), each a series of Ultimus Managers Trust, as of October 31, 2024, the related statements of operations and changes in net assets and the financial highlights from commencement of operations (see table below) through October 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, changes in net assets, and the financial highlights from commencement of operations through October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Commencement of Operations
Westwood Salient Enhanced Midstream Income ETF	April 8, 2024
Westwood Salient Enhanced Energy Income ETF	April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Westwood Family of Funds since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 27, 2024

22

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

DISCLOSURE REGARDING APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Westwood Salient Enhanced Energy Income ETF’s (the “Fund” or the “ETF”) Investment Advisory Agreement with Westwood Management Corp. (the “Adviser” or “Westwood”) for an initial two-year term (the “Westwood Advisory Agreement”) and the Sub-Advisory Agreement between Westwood and Vident Asset Management (the “Sub-Adviser” or “Vident”), on behalf of the Fund, for an initial two-year term (the “Vident Sub-Advisory Agreement”). The Board approved the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on January 16-17, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. In approving the Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, (2) the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds and the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers of the Fund, (3) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Fund, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits to be derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year for other funds managed by the Adviser. The Independent Trustees’ analysis of these factors is set forth below.

Consideration of Approval of Westwood Advisory Agreement

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Westwood, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Westwood, the Board took into account its familiarity with Westwood’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Westwood’s compliance policies and procedures based on discussion with Westwood and the Chief Compliance Officer. The quality of administrative and other services, including Westwood’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered Westwood’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Westwood including, without limitation, Westwood’s provision of a continuous investment program for the ETF. The Board considered the qualifications and experience of Westwood’s portfolio managers who would be responsible for the day-to- day management of the ETF’s portfolio, as well as the qualifications of other individuals at Westwood anticipated to provide services to the ETF. The Board also considered Westwood’s succession planning for the portfolio managers of the ETF.

The Board considered Westwood’s process for monitoring the proposed Sub-Adviser, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures,

23

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

infrastructure and performance. The Board further considered that Westwood would conduct periodic reviews of the Sub-Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the ETF by Westwood under the Westwood Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the proposed advisory fee and total expense ratio for the ETF with various comparative data. In particular, the Board compared the ETF’s proposed advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted Westwood’s response in the 15(c) materials that there were no accounts or funds comparable to the ETF that were managed by Westwood. The Board noted that the ETF would be charged a unitary fee under the proposed Westwood Advisory Agreement. The Board further noted that, under the unitary fee arrangement, the ETF would pay Westwood a unitary fee from which Westwood would pay the ETF’s other expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and fees, if any, but excluding the fee payment under the Westwood Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that, from the unitary fee for the ETF, Westwood would pay the Sub-Adviser a proposed sub-advisory fee equal to 0.05% of the ETF’s average net assets, subject to a $35,000 annual minimum. Because the ETF will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.

In reviewing the comparison in expense ratios between the ETF and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, and the nature of the investment strategies. The Board noted that the proposed advisory fee for the ETF was below the average and the median for the other funds in its Broadridge custom peer group, respectively.

Fund Performance

The Board also considered, among other data, the investment performance of the proposed investment strategy for the ETF. The Board also noted the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds.

Potential Economies of Scale

The Board also considered the effect of the ETF’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the ETF’s advisory fee structure. The Board considered the proposed advisory fees under the Westwood Advisory Agreement and possible economies of scale that might be realized if the assets of the ETF increase. The Board noted that the advisory fee schedule for the ETF currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the ETF’s assets increase over time, the ETF might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Westwood Advisory Agreement, the advisory fee payable to Westwood by the ETF would be reduced by the total sub-advisory fee paid to the Sub-Adviser.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Westwood and its affiliates and the anticipated direct and indirect benefits derived by Westwood and its affiliates from their relationship with the ETF. The information considered by the Board included operating profit margin information for Westwood’s business as a whole. The Board reviewed the anticipated profitability of Westwood’s relationship with the ETF both before and after tax expenses, and also considered whether Westwood has the financial wherewithal

24

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

to provide services to the ETF, noting Westwood’s ongoing commitment to provide support and resources to the ETF as needed.

Fall-Out Benefits

The Board also noted that Westwood would derive benefits to its reputation and other benefits from its association with the ETF. The Board recognized that Westwood should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the ETF and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Westwood’s level of profitability, if any, to be derived from its relationship with the ETF was reasonable and not excessive.

Consideration of Approval of Vident Sub-Advisory Agreement

Nature, Extent and Quality of Services

The Board considered information provided by Vident regarding the services to be provided by Vident to the ETF. The Board evaluated the level and depth of knowledge of Vident, including the professional experience and qualifications of senior personnel. The Board also took into account Vident’s compliance policies and procedures based on discussion with Vident and the Chief Compliance Officer. The Board discussed the nature and extent of the services to be provided by Vident including, without limitation, Vident’s portfolio management and trading services, daily monitoring of the ETF’s positions and variances against the model portfolio provided by Westwood, monitoring to adhere to investment guidelines, cash management, cash and holdings reconciliation, and review of creation and redemption file data. The Board considered the qualifications and experience of Vident’s portfolio managers who would be responsible for trading the ETF’s portfolio, as well as the qualifications of other individuals at Vident anticipated to provide services to the ETF. The Board also considered Vident’s succession planning for the portfolio managers of the ETF. The Board then took into consideration Westwood’s due diligence of Vident and Westwood’s selection of Vident based on, as Westwood previously noted, Vident’s reputation, comprehensive service offering, experience with buy-write strategies in ETF wrappers, and competitive pricing. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the ETF by Vident under the Vident Sub-Advisory Agreement.

Sub-Advisory Fees and Expenses and Comparative Accounts

The Board considered that the sub -advisory fee would be paid by Westwood and not by the ETF. The Board also considered that the ETF would pay an advisory fee to Westwood and that Westwood would pay a sub-advisory fee to Vident out of the advisory fee it receives from the ETF. The Board also considered Vident’s response in its 15(c) materials that it does not believe the other accounts managed by Vident would be considered similar in nature to the ETF to be appropriate for a fee comparison.

Fund Performance

As the ETF had not yet commenced operations, the Board did not consider past performance. The Board considered the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers to the ETF.

Potential Economies of Scale

The Board also considered the effect of the ETF’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the ETF’s advisory fee structure. The Board considered the proposed advisory fees under the Westwood Advisory Agreement and possible economies of scale that might be realized if the assets of the ETF increase. The Board noted that the advisory fee schedule for the ETF currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not appropriate at this

25

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

time. The Board noted that if the ETF’s assets increase over time, the ETF might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Westwood Advisory Agreement, the advisory fee payable to Westwood by the ETF would be reduced by the total sub-advisory fee paid to Vident.

Financial Condition of the Sub-Adviser and Sub-Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Vident and its affiliates and the anticipated direct and indirect benefits derived by Vident and its affiliates from their relationship with the ETF. The Board noted that the sub-advisory fee under the Vident Sub-Advisory Agreement would be paid by Westwood out of the advisory fee it would receive under the Westwood Advisory Agreement. As a consequence, the anticipated profitability to Vident of its relationship with the ETF was not a substantial factor in the Board’s deliberations.

Fall-Out Benefits

The Board also noted that Vident would derive benefits to its reputation and other benefits from its association with the ETF. The Board recognized that Vident should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the ETF. Based upon its review, the Board concluded that Vident’s level of profitability, if any, to be derived from its relationship with the ETF was reasonable and not excessive.

In considering the approvals of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Westwood and Vident each demonstrated that they possess the capability and resources to perform the duties required of them under the advisory agreement and sub-advisory agreement, respectively; (b) Westwood and Vident maintain appropriate compliance programs; and (c) the ETF’s advisory fees are reasonable in light of the services to be provided and the other factors considered. Based on their conclusions, the Trustees determined with respect to the ETF that approval of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement is in the best interests of the ETF and its shareholders.

26

The Westwood Funds

P.O. Box 541150

Omaha, NE 68154

1-800-994-0755

www.westwoodetfs.com

Adviser:

Westwood Management Corp.

200 Crescent Court, Suite 1200

Dallas, TX 75201

Distributor:

Northern Lights Distributors, LLC

4221 North 203rd Street

Suite 100

Elkhorn, NE 68022

Administrator:

Ultimus Fund Solutions, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

Legal Counsel:

Sullivan & Worcester LLP

1666 K Streeet, NW

Suite 700

Washington, D.C. 20006

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	January 10, 2025

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	January 10, 2025

*	Print the name and title of each signing officer under his or her signature.